UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2013

MFS® BOND FUND

MFB-SEM

MFS® BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again despite risks created by the U.S. government’s gridlock. The eurozone has emerged from its 18-month-long recession.

However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s economic gauges are improving and point toward expansion. And Japan’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery now appears to be related to the U.S. government’s impasse. While the tensions surrounding the 16-day government shutdown and potential U.S. debt default have dissipated, another round of potential gridlock lies ahead early in 2014, with the next U.S. budget and debt ceiling deadlines.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	7.6 yrs.

Fixed income sectors (i)
High Grade Corporates	67.7%
High Yield Corporates	19.1%
Emerging Markets Bonds	6.2%
Commercial Mortgage-Backed Securities	0.6%
Non-U.S. Government Bonds	0.2%
Collateralized Debt Obligations	0.2%
Asset-Backed Securities (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AA	0.1%
A	13.6%
BBB	59.2%
BB	18.1%
B	2.9%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
Not Rated (o)	0.0%
Cash & Other	6.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2013 through October 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.82%	$1,000.00	$980.68	$4.09
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
B	Actual	1.57%	$1,000.00	$976.19	$7.82
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
C	Actual	1.57%	$1,000.00	$976.85	$7.82
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
I	Actual	0.57%	$1,000.00	$981.21	$2.85
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R1	Actual	1.57%	$1,000.00	$976.88	$7.82
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
R2	Actual	1.07%	$1,000.00	$979.45	$5.34
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
R3	Actual	0.82%	$1,000.00	$980.68	$4.09
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R4	Actual	0.57%	$1,000.00	$981.92	$2.85
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R5	Actual	0.46%	$1,000.00	$981.75	$2.30
	Hypothetical (h)	0.46%	$1,000.00	$1,022.89	$2.35

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.9%
Issuer	Shares/Par	Value ($)
Aerospace - 0.3%
BE Aerospace, Inc., 5.25%, 2022	$7,977,000	$8,196,367

Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2019	$1,834,677	$2,091,531

Apparel Manufacturers - 0.9%
PVH Corp., 7.375%, 2020	$18,298,000	$20,036,310
PVH Corp., 4.5%, 2022	3,190,000	3,038,475

		$23,074,785
Asset-Backed & Securitized - 0.8%
Anthracite Ltd., “A”, CDO, FRN, 0.53%, 2019 (n)	$346,147	$344,666
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.771%, 2040 (z)	1,817,503	873,998
BlackRock Capital Finance LP, 7.75%, 2026 (z)	319,619	36,456
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	909,605	932,718
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,996,653
Falcon Franchise Loan LLC, FRN, 12.161%, 2025 (i)(z)	1,237,477	185,622
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	374,708	374,333
GMAC LLC, FRN, 8.071%, 2034 (d)(n)(q)	2,040,244	1,479,144
Greenwich Capital Commercial Funding Corp., FRN, 5.828%, 2038	2,125,000	2,328,295
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049	1,467,768	1,656,535
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.443%, 2042 (n)	4,734,928	964,363
KKR Financial CLO Ltd., “C”, FRN, 1.714%, 2021 (n)	3,651,630	3,439,178
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2030 (i)	2,172,343	61,173
LB Commercial Conduit Mortgage Trust, FRN, 1.986%, 2030 (i)	2,297,637	109,967
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.737%, 2050	3,070,000	3,427,882
Morgan Stanley Capital I, Inc., FRN, 0.935%, 2030 (i)(n)	6,894,490	205,559
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,722,431	1,751,024

		$21,167,566
Automotive - 4.3%
American Honda Finance Corp., 2.125%, 2017 (n)	$3,328,000	$3,401,456
Delphi Corp., 6.125%, 2021	10,729,000	11,801,900

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC, 8%, 2014	$5,635,000	$5,875,175
Ford Motor Credit Co. LLC, 4.207%, 2016	3,610,000	3,852,993
Ford Motor Credit Co. LLC, 3.984%, 2016	4,112,000	4,379,494
General Motors Financial Co., 2.75%, 2016 (z)	1,740,000	1,753,050
Harley Davidson Financial Services, 1.15%, 2015 (n)	9,393,000	9,410,734
Harley-Davidson Financial Services, 3.875%, 2016 (n)	10,410,000	11,052,162
Harley-Davidson Financial Services, 2.7%, 2017 (n)	3,815,000	3,944,019
Lear Corp., 8.125%, 2020	10,902,000	12,155,730
Lear Corp., 4.75%, 2023 (n)	1,350,000	1,306,125
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	15,896,000	15,877,672
TRW Automotive, Inc., 4.5%, 2021 (n)	9,060,000	9,241,200
TRW Automotive, Inc., 7.25%, 2017 (n)	13,320,000	15,284,700
Volkswagen International Finance N.V., 2.375%, 2017 (n)	6,890,000	7,092,318

		$116,428,728
Biotechnology - 1.2%
Life Technologies Corp., 6%, 2020	$28,963,000	$33,171,671

Broadcasting - 3.0%
CBS Corp., 8.875%, 2019	$4,240,000	$5,444,987
CBS Corp., 5.75%, 2020	1,010,000	1,144,848
CBS Corp., 3.375%, 2022	2,755,000	2,692,563
Discovery Communications, Inc., 4.875%, 2043	2,263,000	2,153,944
Myriad International Holdings B.V., 6.375%, 2017 (n)	12,742,000	13,984,345
Myriad International Holdings B.V., 6%, 2020 (n)	3,000,000	3,195,000
News America, Inc., 8.5%, 2025	4,931,000	6,340,472
News America, Inc., 6.15%, 2041	3,000,000	3,385,932
Omnicom Group, Inc., 3.625%, 2022	13,717,000	13,394,870
SES S.A., 3.6%, 2023 (n)	6,441,000	6,233,793
SIRIUS XM Radio, Inc., 5.875%, 2020 (n)	280,000	289,800
SIRIUS XM Radio, Inc., 5.75%, 2021 (n)	12,925,000	13,183,500
WPP Finance, 8%, 2014	2,744,000	2,908,475
WPP Finance, 4.75%, 2021	3,500,000	3,661,011
WPP Finance, 3.625%, 2022	4,361,000	4,226,380

		$82,239,920
Brokerage & Asset Managers - 0.2%
Franklin Resources, Inc., 1.375%, 2017	$3,705,000	$3,660,032
TD Ameritrade Holding Co., 4.15%, 2014	1,928,000	2,000,250

		$5,660,282
Building - 1.3%
Mohawk Industries, Inc., 6.375%, 2016	$18,582,000	$20,404,132
Mohawk Industries, Inc., 3.85%, 2023	11,265,000	10,886,856

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Owens Corning, Inc., 6.5%, 2016	$3,021,000	$3,382,209

		$34,673,197
Business Services - 1.1%
Fidelity National Information Services, Inc., 2%, 2018	$1,475,000	$1,443,482
Fidelity National Information Services, Inc., 5%, 2022	11,230,000	11,552,638
Fidelity National Information Services, Inc., 3.5%, 2023	4,532,000	4,142,620
Tencent Holdings Ltd., 3.375%, 2018 (n)	12,299,000	12,539,507

		$29,678,247
Cable TV - 2.9%
CCO Holdings LLC, 5.25%, 2022	$18,106,000	$17,019,640
Comcast Corp., 4.65%, 2042	1,789,000	1,742,892
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,978,896
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,746,576
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	4,421,905
DIRECTV Holdings LLC, 5.15%, 2042	9,250,000	8,303,873
Lynx I Corp., 5.375%, 2021 (n)	2,635,000	2,648,175
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	2,215,000	2,184,838
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,209,620
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,516,260
Time Warner Cable, Inc., 4.5%, 2042	13,352,000	10,007,765
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	1,898,714
Videotron Ltee, 5%, 2022	13,220,000	12,988,650
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,033,881

		$78,701,685
Chemicals - 2.3%
Celanese U.S. Holdings LLC, 4.625%, 2022	$6,999,000	$6,876,518
CF Industries, Inc., 3.45%, 2023	717,000	683,494
CF Industries, Inc., 4.95%, 2043	3,000,000	2,836,989
Dow Chemical Co., 8.55%, 2019	14,554,000	18,837,126
LyondellBasell Industries N.V., 5%, 2019	13,386,000	14,984,610
LyondellBasell Industries N.V., 6%, 2021	9,720,000	11,309,259
NOVA Chemicals Corp., 5.25%, 2023 (n)	6,391,000	6,518,820

		$62,046,816
Computer Software - 0.0%
Seagate Technology HDD Holdings, 6.8%, 2016	$370,000	$419,025
VeriSign, Inc., 4.625%, 2023	325,000	316,469

		$735,494
Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 2018 (z)	$4,052,000	$4,052,000

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 0.5%
Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 2043 (n)	$2,058,000	$2,158,634
Roper Industries, Inc., 1.85%, 2017	12,204,000	12,203,524

		$14,362,158
Consumer Products - 1.2%
Mattel, Inc., 1.7%, 2018	$2,812,000	$2,774,479
Mattel, Inc., 5.45%, 2041	8,647,000	8,750,418
Newell Rubbermaid, Inc., 2.05%, 2017	6,178,000	6,144,206
Newell Rubbermaid, Inc., 4.7%, 2020	5,052,000	5,401,113
Tupperware Brands Corp., 4.75%, 2021	9,261,000	9,553,842

		$32,624,058
Consumer Services - 1.3%
ADT Corp., 4.125%, 2023	$11,631,000	$10,488,522
Experian Finance PLC, 2.375%, 2017 (n)	18,068,000	17,995,836
Service Corp. International, 7%, 2019	5,550,000	5,966,250
Service Corp. International, 5.375%, 2022 (n)	1,705,000	1,722,050

		$36,172,658
Containers - 0.9%
Ball Corp., 5%, 2022	$5,537,000	$5,578,527
Ball Corp., 4%, 2023	4,342,000	4,000,067
Crown Americas LLC, 4.5%, 2023 (n)	16,055,000	15,051,563

		$24,630,157
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$10,202,000	$11,961,631

Electronics - 0.9%
Flextronics International Ltd., 4.625%, 2020	$7,770,000	$7,789,425
Jabil Circuit, Inc., 4.7%, 2022	3,601,000	3,492,970
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,837,641
Tyco Electronics Group S.A., 3.5%, 2022	11,088,000	10,790,143

		$24,910,179
Emerging Market Quasi-Sovereign - 0.1%
Gaz Capital S.A., 8.125%, 2014 (n)	$2,914,000	$3,064,654

Energy - Independent - 2.9%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,790,191
Concho Resources, Inc., 5.5%, 2023	8,338,000	8,650,675
Continental Resources, Inc., 4.5%, 2023	5,093,000	5,137,564
EQT Corp., 4.875%, 2021	7,176,000	7,446,966
Hess Corp., 8.125%, 2019	1,452,000	1,829,543

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Noble Energy, Inc., 4.15%, 2021	$13,080,000	$13,747,852
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,993,616
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,456,162
Pioneer Natural Resources Co., 3.95%, 2022	5,000,000	5,095,975
Southwestern Energy Co., 7.5%, 2018	10,149,000	12,113,765

		$79,262,309
Energy - Integrated - 1.2%
LUKOIL International Finance B.V., 3.416%, 2018 (n)	$7,746,000	$7,804,095
LUKOIL International Finance B.V., 4.563%, 2023 (n)	9,874,000	9,442,013
Murphy Oil Corp., 2.5%, 2017	13,691,000	13,790,917
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	684,000	654,930

		$31,691,955
Entertainment - 0.2%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,450,370

Financial Institutions - 4.1%
CIT Group Inc., 5%, 2023	$5,000,000	$5,012,500
CIT Group, Inc., 5%, 2017	2,500,000	2,687,500
CIT Group, Inc., 4.25%, 2017	9,647,000	10,117,291
CIT Group, Inc., 5.25%, 2018	2,885,000	3,119,406
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	8,444,170
CIT Group, Inc., 5.5%, 2019 (n)	5,815,000	6,294,737
General Electric Capital Corp., 1%, 2016	3,232,000	3,246,166
General Electric Capital Corp., 1.6%, 2017	9,117,000	9,134,432
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,832,792
General Electric Capital Corp., 3.15%, 2022	3,815,000	3,735,946
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,708,176
International Lease Finance Corp., 6.25%, 2019	3,853,000	4,199,770
International Lease Finance Corp., 5.875%, 2022	15,000,000	15,450,000
SLM Corp., 6.25%, 2016	4,180,000	4,550,975
SLM Corp., 6%, 2017	15,703,000	17,077,013
SLM Corp., 8%, 2020	2,532,000	2,892,810

		$109,503,684
Food & Beverages - 5.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$12,630,000	$15,994,897
BFF International Ltd., 7.25%, 2020	17,166,000	19,440,495
Conagra Foods, Inc., 1.9%, 2018	6,517,000	6,472,098
Constellation Brands, Inc., 7.25%, 2016	18,881,000	21,547,941
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	12,661,000	12,927,983
Heineken N.V., 1.4%, 2017 (n)	290,000	286,497
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,271,598

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS Investments GmbH, 7.75%, 2020 (z)	$984,000	$1,014,750
Kraft Foods Group, Inc., 6.5%, 2040	3,950,000	4,727,968
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	4,988,267
SABMiller Holdings, Inc., 3.75%, 2022 (n)	11,234,000	11,518,153
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	10,032,375
Smithfield Foods, Inc., 6.625%, 2022	4,652,000	4,896,230
Tyson Foods, Inc., 6.6%, 2016	12,881,000	14,460,713
Tyson Foods, Inc., 4.5%, 2022	8,026,000	8,324,254
Wm Wrigley Jr. Co., 2.9%, 2019 (n)	4,831,000	4,904,016

		$153,808,235
Food & Drug Stores - 0.5%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,811,685
CVS Caremark Corp., 5.75%, 2017	978,000	1,121,262
CVS Caremark Corp., 2.75%, 2022	3,513,000	3,285,315
CVS Caremark Corp., 5.75%, 2041	3,147,000	3,489,576
Walgreen Co., 1.8%, 2017	3,680,000	3,701,782

		$13,409,620
Forest & Paper Products - 2.0%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$16,154,000	$17,769,400
Georgia-Pacific LLC, 5.4%, 2020 (n)	13,758,000	15,554,258
International Paper Co., 6%, 2041	6,640,000	7,261,816
Packaging Corp. of America, 3.9%, 2022	13,788,000	13,654,946

		$54,240,420
Gaming & Lodging - 1.8%
Carnival Corp., 1.2%, 2016	$15,000,000	$14,928,345
Carnival Corp., 1.875%, 2017	4,565,000	4,476,768
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	1,669,000	1,692,855
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	2,843,000	2,918,163
Wyndham Worldwide Corp., 2.5%, 2018	7,176,000	7,178,519
Wyndham Worldwide Corp., 4.25%, 2022	18,435,000	18,378,681

		$49,573,331
Insurance - 1.8%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,725,411
American International Group, Inc., 3.8%, 2017	7,167,000	7,656,642
American International Group, Inc., 6.4%, 2020	8,987,000	10,781,686
Prudential Financial, Inc., 4.75%, 2015	1,745,000	1,870,511
Unum Group, 7.125%, 2016	12,200,000	13,948,406
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,664,543

		$47,647,199

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 1.6%
Aetna, Inc., 1.5%, 2017	$3,281,000	$3,250,372
CIGNA Corp., 2.75%, 2016	9,534,000	9,941,311
CIGNA Corp., 5.375%, 2042	4,300,000	4,596,795
Humana, Inc., 7.2%, 2018	10,075,000	12,080,650
Wellpoint Inc., 4.65%, 2043	3,000,000	2,810,520
Wellpoint, Inc., 1.875%, 2018	9,382,000	9,345,823

		$42,025,471
Insurance - Property & Casualty - 2.1%
Aon Corp., 6.25%, 2040	$1,832,000	$2,139,534
AXIS Capital Holdings Ltd., 5.75%, 2014	10,742,000	11,302,883
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	2,021,732
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	2,003,420
CNA Financial Corp., 5.875%, 2020	6,010,000	6,973,030
Marsh & McLennan Cos., Inc., 2.55%, 2018	4,402,000	4,468,347
Marsh & McLennan Cos., Inc., 4.8%, 2021	8,500,000	9,251,553
Swiss Re Ltd., 4.25%, 2042 (n)	1,842,000	1,637,459
XL Group PLC, 5.75%, 2021	6,890,000	7,971,213
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,604,555
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,121,360
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	5,213,921

		$56,709,007
International Market Quasi-Sovereign - 0.2%
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	$5,524,000	$5,918,966

Machinery & Tools - 0.8%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$15,443,203
CNH Capital LLC, 3.625%, 2018	5,620,000	5,697,275

		$21,140,478
Major Banks - 5.5%
Bank of America Corp., 2%, 2018	$25,000,000	$24,928,950
Bank of America Corp., 5.65%, 2018	4,060,000	4,631,157
Bank of America Corp., 7.625%, 2019	1,290,000	1,608,198
Bank of America Corp., 5.625%, 2020	360,000	412,563
Bank of America Corp., FRN, 5.2%, 2049	6,497,000	5,896,027
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,645,688
JPMorgan Chase & Co., 2%, 2017	13,489,000	13,660,607
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,513,836
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	10,121,794
JPMorgan Chase & Co., 3.25%, 2022	3,915,000	3,781,592
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,627,323
Morgan Stanley, 1.75%, 2016	4,591,000	4,636,047

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 5.75%, 2016	$5,924,000	$6,645,525
Morgan Stanley, 5.5%, 2021	13,755,000	15,481,087
PNC Funding Corp., 5.625%, 2017	7,355,000	8,225,964
Regions Financial Corp., 2%, 2018	15,862,000	15,597,311
Wachovia Corp., 6.605%, 2025	7,936,000	9,475,901
Wells Fargo & Co., 5.375%, 2043	3,472,000	3,512,793

		$147,402,363
Medical & Health Technology & Services - 2.4%
Davita, Inc., 6.625%, 2020	$15,982,000	$17,040,808
Express Scripts Holding Co., 2.65%, 2017	5,000,000	5,189,545
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,400,875
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	7,266,000	8,156,085
HCA, Inc., 4.75%, 2023	13,591,000	13,098,326
McKesson Corp., 5.7%, 2017	5,010,000	5,666,510
McKesson Corp., 7.5%, 2019	920,000	1,143,446
McKesson Corp., 2.7%, 2022	2,842,000	2,635,668
Thermo Fisher Scientific, Inc., 3.15%, 2023	1,177,000	1,108,140

		$65,439,403
Metals & Mining - 2.9%
Barrick North America Finance LLC, 5.75%, 2043	$9,939,000	$8,554,915
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	102,130
BHP Billiton Financial (USA) Ltd., 5%, 2043	2,866,000	2,944,262
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	3,016,000	2,842,185
Plains Exploration & Production Co., 6.875%, 2023	18,800,000	20,821,000
Rio Tinto Finance (USA) PLC, 3.5%, 2022	3,322,000	3,271,270
Southern Copper Corp., 6.75%, 2040	22,584,000	22,264,594
Southern Copper Corp., 5.25%, 2042	1,909,000	1,578,672
Vale Overseas Ltd., 5.625%, 2019	14,499,000	15,900,067

		$78,279,095
Natural Gas - Distribution - 1.0%
AmeriGas Finance LLC, 7%, 2022	$16,552,000	$17,876,160
ONEOK, Inc., 4.25%, 2022	10,000,000	9,437,640

		$27,313,800
Natural Gas - Pipeline - 5.0%
El Paso Pipeline Partners LP, 6.5%, 2020	$9,145,000	$10,625,155
El Paso Pipeline Partners LP, 5%, 2021	9,019,000	9,612,901
El Paso Pipeline Partners LP, 4.7%, 2042	7,000,000	6,178,053
Energy Transfer Partners LP, 8.5%, 2014	5,773,000	5,961,090
Energy Transfer Partners LP, 9.7%, 2019	1,560,000	2,047,605
Energy Transfer Partners LP, 5.2%, 2022	2,477,000	2,665,651

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Energy Transfer Partners LP, 6.5%, 2042	$2,418,000	$2,647,579
Energy Transfer Partners LP, 5.15%, 2043	8,888,000	8,331,736
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,250,722
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,169,325
Enterprise Products Partners LP, 4.45%, 2043	4,527,000	4,103,309
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,626,560
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,676,456
Kinder Morgan Energy Partners LP, 6.85%, 2020	4,303,000	5,164,301
Kinder Morgan Energy Partners LP, 5.3%, 2020	5,745,000	6,391,646
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,342,734
Kinder Morgan Energy Partners LP, 6.5%, 2039	1,000,000	1,124,040
MarkWest Energy Partners LP, 4.5%, 2023	11,978,000	11,618,660
NiSource Finance Corp., 3.85%, 2023	10,894,000	10,649,419
NiSource Finance Corp., 4.8%, 2044	4,239,000	3,875,472
ONEOK Partners LP, 2%, 2017	7,668,000	7,647,626
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,036,418
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,009,336
Williams Cos., Inc., 3.7%, 2023	8,118,000	7,463,819

		$134,219,613
Network & Telecom - 2.2%
AT&T, Inc., 1.4%, 2017	$11,221,000	$11,071,177
CenturyLink, Inc., 7.6%, 2039	15,605,000	14,512,650
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (z)	4,567,000	4,567,617
Verizon Communications, Inc., 3.65%, 2018	10,496,000	11,163,052
Verizon Communications, Inc., 4.5%, 2020	12,714,000	13,761,430
Verizon Communications, Inc., 6%, 2041	4,310,000	4,641,021

		$59,716,947
Other Banks & Diversified Financials - 4.0%
American Express Co., 2.65%, 2022	$1,650,000	$1,549,931
American Express Credit Corp., 2.8%, 2016	2,500,000	2,625,902
American Express Credit Corp., 2.375%, 2017	6,255,000	6,495,805
BB&T Corp., 3.95%, 2016	2,500,000	2,681,323
Capital One Bank (USA) N.A., 3.375%, 2023	8,400,000	8,006,544
Capital One Financial Corp., 2.15%, 2015	14,300,000	14,539,740
Capital One Financial Corp., 1%, 2015	12,000,000	11,976,972
Citigroup, Inc., 1.25%, 2016	2,586,000	2,592,907
Citigroup, Inc., 1.75%, 2018	13,404,000	13,180,837
Discover Bank, 7%, 2020	17,724,000	20,923,731
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	4,022,948
Swedbank AB, 2.125%, 2017 (n)	12,318,000	12,462,934
U.S. Bancorp, 3%, 2022	2,601,000	2,573,721

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
U.S. Bancorp, 2.95%, 2022	$3,423,000	$3,252,316

		$106,885,611
Personal Computers & Peripherals - 0.5%
Equifax, Inc., 3.3%, 2022	$14,996,000	$14,208,005

Pharmaceuticals - 2.7%
AbbVie, Inc., 1.75%, 2017	$15,000,000	$15,045,720
Amgen, Inc., 2.3%, 2016	3,000,000	3,098,976
Celgene Corp., 2.45%, 2015	3,438,000	3,537,303
Celgene Corp., 1.9%, 2017	16,532,000	16,675,961
Hospira, Inc., 6.05%, 2017	5,884,000	6,492,129
Hospira, Inc., 5.2%, 2020	3,239,000	3,346,279
Mylan, Inc., 3.125%, 2023 (n)	3,000,000	2,750,970
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	10,827,000	11,774,363
Watson Pharmaceuticals, Inc., 1.875%, 2017	3,180,000	3,172,126
Watson Pharmaceuticals, Inc., 3.25%, 2022	4,118,000	3,920,142
Watson Pharmaceuticals, Inc., 4.625%, 2042	4,240,000	3,909,225

		$73,723,194
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 2021	$6,200,000	$6,865,161

Printing & Publishing - 1.7%
Gannett Co., Inc., 5.125%, 2019 (z)	$5,995,000	$6,204,825
Moody’s Corp., 4.5%, 2022	22,826,000	22,917,099
Pearson Funding Five PLC, 3.25%, 2023 (n)	1,128,000	1,045,263
Pearson Funding Four PLC, 3.75%, 2022 (n)	6,576,000	6,392,115
Pearson PLC, 4%, 2016 (n)	9,720,000	10,321,862

		$46,881,164
Railroad & Shipping - 1.1%
Canadian Pacific Railway Co., 7.25%, 2019	$11,151,000	$13,720,123
Canadian Pacific Railway Co., 4.5%, 2022	6,058,000	6,422,534
CSX Corp., 7.375%, 2019	5,360,000	6,623,154
CSX Corp., 4.4%, 2043	4,000,000	3,663,440

		$30,429,251
Real Estate - 3.6%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,278,804
Boston Properties LP, REIT, 3.85%, 2023	3,562,000	3,563,678
ERP Operating LP, REIT, 5.375%, 2016	2,950,000	3,279,438
ERP Operating LP, REIT, 4.625%, 2021	14,520,000	15,641,133
HCP, Inc., REIT, 3.75%, 2019	5,000,000	5,217,115

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - continued
HCP, Inc., REIT, 5.375%, 2021	$7,869,000	$8,697,913
Health Care REIT, Inc., 4.125%, 2019	7,764,000	8,251,051
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,791,734
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	9,465,000	9,311,061
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,004,129
Simon Property Group, Inc., REIT, 4.375%, 2021	7,340,000	7,885,179
Ventas Realty LP, REIT, 4%, 2019	6,657,000	7,056,740
WEA Finance LLC, 6.75%, 2019 (n)	9,872,000	11,841,770

		$97,819,745
Retailers - 2.9%
Dollar General Corp., 4.125%, 2017	$21,009,000	$22,458,327
Dollar General Corp., 3.25%, 2023	5,000,000	4,616,750
Gap, Inc., 5.95%, 2021	23,607,000	26,200,300
Home Depot, Inc., 4.875%, 2044	4,000,000	4,133,536
Limited Brands, Inc., 7%, 2020	11,059,000	12,524,318
Limited Brands, Inc., 5.625%, 2022	7,521,000	7,746,630

		$77,679,861
Specialty Chemicals - 1.0%
Ecolab, Inc., 3%, 2016	$6,728,000	$7,082,626
Ecolab, Inc., 4.35%, 2021	4,000,000	4,245,416
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	15,433,000	15,162,923

		$26,490,965
Specialty Stores - 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$4,332,000	$4,635,461
Advance Auto Parts, Inc., 4.5%, 2022	5,239,000	5,258,620

		$9,894,081
Telecommunications - Wireless - 1.7%
American Tower Corp., REIT, 4.625%, 2015	$10,110,000	$10,635,154
American Tower Corp., REIT, 4.5%, 2018	5,760,000	6,196,568
American Tower Corp., REIT, 4.7%, 2022	7,973,000	8,031,091
American Tower Corp., REIT, 3.5%, 2023	3,999,000	3,686,934
CC Holdings GS V LLC, 2.381%, 2017	5,000,000	4,949,610
Crown Castle International Corp., 5.25%, 2023	4,570,000	4,524,300
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,505,843
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,837,796
MTS International Funding Ltd., 5%, 2023 (n)	1,206,000	1,157,760
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,268,509
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,637,651

		$46,431,216

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 2.7%
Altria Group, Inc., 4%, 2024	$3,204,000	$3,216,018
B.A.T. International Finance PLC, 2.125%, 2017 (n)	8,948,000	9,132,884
B.A.T. International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,375,018
Lorillard Tobacco Co., 2.3%, 2017	9,055,000	9,146,718
Lorillard Tobacco Co., 8.125%, 2019	17,790,000	21,951,312
Lorillard Tobacco Co., 6.875%, 2020	5,000,000	5,832,020
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,477,363
Reynolds American, Inc., 4.75%, 2042	5,190,000	4,687,162

		$71,818,495
Transportation - Services - 0.2%
ERAC USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,631,706
ERAC USA Finance Co., 5.625%, 2042 (n)	2,420,000	2,492,605

		$4,124,311
Utilities - Electric Power - 2.4%
American Electric Power Co., Inc., 1.65%, 2017	$9,244,000	$9,130,927
Calpine Corp., 7.875%, 2020 (n)	14,009,000	15,304,832
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,216,377
CMS Energy Corp., 6.25%, 2020	6,891,000	8,022,743
CMS Energy Corp., 5.05%, 2022	5,159,000	5,611,867
Duke Energy Corp., 1.625%, 2017	4,267,000	4,272,270
Enersis S.A., 7.375%, 2014	4,189,000	4,235,791
PPL Corp., 4.2%, 2022	2,500,000	2,510,085
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,217,063
PSEG Power LLC, 5.32%, 2016	1,727,000	1,909,193
System Energy Resources, Inc., 5.129%, 2014 (z)	608,462	611,325
Waterford 3 Funding Corp., 8.09%, 2017	3,142,776	3,141,896

		$66,184,369
Total Bonds (Identified Cost, $2,452,402,552)		$2,510,831,479

Money Market Funds - 6.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	161,476,163	$161,476,163
Total Investments (Identified Cost, $2,613,878,715)		$2,672,307,642

Other Assets, Less Liabilities - 1.1%		29,393,465
Net Assets - 100.0%		$2,701,701,107

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

17

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $479,838,676 representing 17.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.771%, 2040	3/01/06	$1,817,503	$873,998
BlackRock Capital Finance LP, 7.75%, 2026	10/10/96-1/03/97	311,419	36,456
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024	10/24/13	4,534,586	4,567,617
Falcon Franchise Loan LLC, FRN, 12.161%, 2025	1/29/03	94,678	185,622
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	364,108	374,333
Gannett Co., Inc., 5.125%, 2019	9/26/13	5,919,361	6,204,825
General Motors Financial Co., 2.75%, 2016	5/07/13	1,740,000	1,753,050
JBS Investments GmbH, 7.75%, 2020	10/23/13	984,000	1,014,750
Seagate HDD Cayman, 3.75%, 2018	10/31/13	4,052,000	4,052,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,707,890	1,751,024
System Energy Resources, Inc., 5.129%, 2014	4/16/04	608,462	611,325
Total Restricted Securities			$21,425,000
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,452,402,552)	$2,510,831,479
Underlying affiliated funds, at cost and value	161,476,163
Total investments, at value (identified cost, $2,613,878,715)	$2,672,307,642
Receivables for
Investments sold	10,077,444
Fund shares sold	7,412,794
Interest and dividends	30,002,312
Total assets	$2,719,800,192
Liabilities
Payables for
Distributions	$863,289
Investments purchased	8,347,586
Fund shares reacquired	7,178,964
Payable to affiliates
Investment adviser	52,507
Shareholder servicing costs	1,223,003
Distribution and service fees	47,334
Payable for independent Trustees’ compensation	47,492
Accrued expenses and other liabilities	338,910
Total liabilities	$18,099,085
Net assets	$2,701,701,107
Net assets consist of
Paid-in capital	$2,657,957,224
Unrealized appreciation (depreciation) on investments	58,428,927
Accumulated net realized gain (loss) on investments	(6,957,306)
Accumulated distributions in excess of net investment income	(7,727,738)
Net assets	$2,701,701,107
Shares of beneficial interest outstanding	194,951,443

19

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,522,380,643	109,792,324	$13.87
Class B	94,216,040	6,810,866	13.83
Class C	312,710,609	22,631,740	13.82
Class I	472,326,434	34,073,981	13.86
Class R1	21,754,496	1,573,221	13.83
Class R2	78,014,852	5,626,559	13.87
Class R3	63,856,787	4,605,206	13.87
Class R4	133,275,000	9,609,098	13.87
Class R5	3,166,246	228,448	13.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.56 [100 / 95.25 x $13.87]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$57,906,282
Dividends from underlying affiliated funds	53,453
Foreign taxes withheld	(25)
Total investment income	$57,959,710
Expenses
Management fee	$5,613,077
Distribution and service fees	4,650,649
Shareholder servicing costs	1,906,882
Administrative services fee	183,626
Independent Trustees’ compensation	26,920
Custodian fee	124,420
Shareholder communications	294,157
Audit and tax fees	34,823
Legal fees	16,076
Miscellaneous	175,430
Total expenses	$13,026,060
Fees paid indirectly	(93)
Reduction of expenses by investment adviser and distributor	(58,597)
Net expenses	$12,967,370
Net investment income	$44,992,340
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$955,366
Change in unrealized appreciation (depreciation) on investments	$(119,360,376)
Net realized and unrealized gain (loss) on investments	$(118,405,010)
Change in net assets from operations	$(73,412,670)

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/13	Year ended 4/30/13
Change in net assets	(unaudited)
From operations
Net investment income	$44,992,340	$91,764,933
Net realized gain (loss) on investments	955,366	38,515,984
Net unrealized gain (loss) on investments	(119,360,376)	81,168,561
Change in net assets from operations	$(73,412,670)	$211,449,478
Distributions declared to shareholders
From net investment income	$(47,074,982)	$(108,799,618)
Change in net assets from fund share transactions	$(432,260,565)	$800,568,084
Total change in net assets	$(552,748,217)	$903,217,944
Net assets
At beginning of period	3,254,449,324	2,351,231,380
At end of period (including accumulated distributions in excess of net investment income of $7,727,738 and $5,645,096, respectively)	$2,701,701,107	$3,254,449,324

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13		Years ended 4/30
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.38		$13.86	$13.64	$13.17	$10.95	$12.18
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.46	$0.59	$0.68	$0.71	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		0.61	0.32	0.53	2.23	(1.22)
Total from investment operations	$(0.28)		$1.07	$0.91	$1.21	$2.94	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.55)	$(0.69)	$(0.74)	$(0.72)	$(0.65)
Net asset value, end of period (x)	$13.87		$14.38	$13.86	$13.64	$13.17	$10.95
Total return (%) (r)(s)(t)(x)	(1.93	)(n)	7.82	6.92	9.46	27.35	(4.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.84	0.85	0.87	0.96
Expenses after expense reductions (f)	0.82	(a)	0.83	0.84	0.85	0.87	0.89
Net investment income	3.15	(a)	3.24	4.38	5.09	5.72	5.76
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$1,522,381		$1,766,159	$1,350,525	$884,807	$781,496	$618,093

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.35		$13.82	$13.60	$13.14	$10.91	$12.14
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.49	$0.58	$0.62	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		0.62	0.32	0.52	2.23	(1.22)
Total from investment operations	$(0.34)		$0.97	$0.81	$1.10	$2.85	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.44)	$(0.59)	$(0.64)	$(0.62)	$(0.57)
Net asset value, end of period (x)	$13.83		$14.35	$13.82	$13.60	$13.14	$10.91
Total return (%) (r)(s)(t)(x)	(2.38	)(n)	7.11	6.13	8.58	26.60	(5.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.58	1.60	1.60	1.62	1.67
Expenses after expense reductions (f)	1.57	(a)	1.58	1.60	1.60	1.62	1.59
Net investment income	2.40	(a)	2.51	3.64	4.35	5.00	5.06
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$94,216		$112,822	$89,789	$63,614	$62,341	$67,149

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.33		$13.81	$13.58	$13.12	$10.90	$12.13
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.49	$0.58	$0.62	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		0.61	0.33	0.52	2.22	(1.22)
Total from investment operations	$(0.33)		$0.96	$0.82	$1.10	$2.84	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.44)	$(0.59)	$(0.64)	$(0.62)	$(0.57)
Net asset value, end of period (x)	$13.82		$14.33	$13.81	$13.58	$13.12	$10.90
Total return (%) (r)(s)(t)(x)	(2.32	)(n)	7.04	6.21	8.59	26.52	(5.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.58	1.60	1.60	1.62	1.67
Expenses after expense reductions (f)	1.57	(a)	1.58	1.60	1.60	1.62	1.59
Net investment income	2.41	(a)	2.49	3.62	4.35	4.97	5.09
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$312,711		$412,671	$280,260	$152,326	$117,744	$74,651

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.38		$13.86	$13.64	$13.18	$10.95	$12.18
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.62	$0.71	$0.74	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		0.61	0.33	0.53	2.24	(1.21)
Total from investment operations	$(0.27)		$1.10	$0.95	$1.24	$2.98	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.58)	$(0.73)	$(0.78)	$(0.75)	$(0.69)
Net asset value, end of period (x)	$13.86		$14.38	$13.86	$13.64	$13.18	$10.95
Total return (%) (r)(s)(x)	(1.88	)(n)	8.09	7.18	9.65	27.76	(4.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.58	0.60	0.60	0.62	0.67
Expenses after expense reductions (f)	0.57	(a)	0.58	0.60	0.60	0.62	0.59
Net investment income	3.39	(a)	3.44	4.58	5.31	5.98	6.06
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$472,326		$666,992	$361,290	$114,736	$43,990	$53,906

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.34		$13.82	$13.59	$13.13	$10.91	$12.14
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.36	$0.50	$0.58	$0.62	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		0.60	0.32	0.52	2.22	(1.22)
Total from investment operations	$(0.33)		$0.96	$0.82	$1.10	$2.84	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.44)	$(0.59)	$(0.64)	$(0.62)	$(0.57)
Net asset value, end of period (x)	$13.83		$14.34	$13.82	$13.59	$13.13	$10.91
Total return (%) (r)(s)(x)	(2.31	)(n)	7.04	6.21	8.59	26.50	(5.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.58	1.60	1.61	1.62	1.67
Expenses after expense reductions (f)	1.57	(a)	1.58	1.60	1.61	1.62	1.59
Net investment income	2.31	(a)	2.58	3.67	4.38	4.99	5.09
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$21,754		$8,672	$10,894	$9,492	$10,941	$7,912

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.38		$13.86	$13.63	$13.17	$10.94	$12.17
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.56	$0.65	$0.68	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		0.60	0.33	0.52	2.24	(1.22)
Total from investment operations	$(0.30)		$1.03	$0.89	$1.17	$2.92	$(0.60)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.51)	$(0.66)	$(0.71)	$(0.69)	$(0.63)
Net asset value, end of period (x)	$13.87		$14.38	$13.86	$13.63	$13.17	$10.94
Total return (%) (r)(s)(x)	(2.06	)(n)	7.56	6.73	9.11	27.16	(4.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08	1.10	1.10	1.12	1.17
Expenses after expense reductions (f)	1.07	(a)	1.08	1.10	1.10	1.12	1.10
Net investment income	2.89	(a)	3.03	4.15	4.85	5.47	5.53
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$78,015		$73,594	$112,858	$66,050	$65,141	$55,413

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.38		$13.86	$13.63	$13.17	$10.94	$12.18
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.46	$0.60	$0.68	$0.71	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		0.61	0.32	0.52	2.24	(1.23)
Total from investment operations	$(0.28)		$1.07	$0.92	$1.20	$2.95	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.55)	$(0.69)	$(0.74)	$(0.72)	$(0.66)
Net asset value, end of period (x)	$13.87		$14.38	$13.86	$13.63	$13.17	$10.94
Total return (%) (r)(s)(x)	(1.93	)(n)	7.82	6.99	9.38	27.47	(4.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.85	0.85	0.87	0.92
Expenses after expense reductions (f)	0.82	(a)	0.83	0.84	0.85	0.87	0.84
Net investment income	3.15	(a)	3.26	4.40	5.11	5.73	5.80
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$63,857		$68,674	$63,099	$50,351	$49,555	$46,014

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.38		$13.87	$13.64	$13.18	$10.95	$12.19
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.63	$0.72	$0.74	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		0.60	0.33	0.52	2.24	(1.22)
Total from investment operations	$(0.26)		$1.09	$0.96	$1.24	$2.98	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.58)	$(0.73)	$(0.78)	$(0.75)	$(0.69)
Net asset value, end of period (x)	$13.87		$14.38	$13.87	$13.64	$13.18	$10.95
Total return (%) (r)(s)(x)	(1.81	)(n)	8.01	7.26	9.65	27.76	(4.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.58	0.59	0.60	0.62	0.68
Expenses after expense reductions (f)	0.57	(a)	0.58	0.59	0.60	0.62	0.60
Net investment income	3.40	(a)	3.46	4.65	5.34	5.97	6.01
Portfolio turnover	12	(n)	47	47	58	91	44
Net assets at end of period (000 omitted)	$133,275		$144,755	$82,516	$71,481	$61,604	$46,014

See Notes to Financial Statements

30

Financial Highlights – continued

Class R5	Six months ended 10/31/13		Year ended 4/30/13 (i)
	(unaudited)
Net asset value, beginning of period	$14.38		$13.82
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	(0.52)		0.64
Total from investment operations	$(0.27)		$1.10
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.54)
Net asset value, end of period (x)	$13.86		$14.38
Total return (%) (r)(s)(x)	(1.83	)(n)	8.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.49	(a)
Expenses after expense reductions (f)	0.46	(a)	0.49	(a)
Net investment income	3.56	(a)	3.52	(a)
Portfolio turnover	12	(n)	47
Net assets at end of period (000 omitted)	$3,166		$110

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

31

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has

32

Notes to Financial Statements (unaudited) – continued

determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

33

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$8,983,620	$—	$8,983,620
U.S. Corporate Bonds	—	2,087,863,989	—	2,087,863,989
Residential Mortgage-Backed Securities	—	36,456	—	36,456
Commercial Mortgage-Backed Securities	—	15,166,216	—	15,166,216
Asset-Backed Securities (including CDOs)	—	5,964,893	—	5,964,893
Foreign Bonds	—	392,816,305	—	392,816,305
Mutual Funds	161,476,163	—	—	161,476,163
Total Investments	$161,476,163	$2,510,831,479	$—	$2,672,307,642

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

34

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

35

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/13
Ordinary income (including any short-term capital gains)	$108,799,618

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/13
Cost of investments	$2,632,711,358
Gross appreciation	82,623,579
Gross depreciation	(43,027,295)
Net unrealized appreciation (depreciation)	$39,596,284

As of 4/30/13
Undistributed ordinary income	3,842,337
Undistributed long-term capital gain	6,014,160
Other temporary differences	(8,656,643)
Net unrealized appreciation (depreciation)	163,031,681

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/13	Year ended 4/30/13 (i)
Class A	$26,626,027	$61,809,378
Class B	1,302,921	3,363,369
Class C	4,587,079	11,230,629
Class I	9,833,706	21,903,996
Class R1	116,903	308,039
Class R2	1,060,859	2,499,375
Class R3	1,086,000	2,644,011
Class R4	2,429,162	5,036,770
Class R5	32,325	4,051
Total	$47,074,982	$108,799,618

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

36

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six month ended October 31, 2013, this management fee reduction amounted to $12,590, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $653,611 for the six months ended October 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$2,025,426
Class B	0.75%	0.25%	1.00%	1.00%	513,915
Class C	0.75%	0.25%	1.00%	1.00%	1,808,121
Class R1	0.75%	0.25%	1.00%	1.00%	46,008
Class R2	0.25%	0.25%	0.50%	0.50%	174,615
Class R3	—	0.25%	0.25%	0.25%	82,564
Total Distribution and Service Fees					$4,650,649

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2013, this rebate amounted to $41,184, $136, $192, and $607 for Class A, Class B, Class C, and Class R3, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

37

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2013, were as follows:

Amount
Class A	$68,792
Class B	137,523
Class C	75,139

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2013, the fee was $225,104, which equated to 0.0154% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,681,778.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.0126% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these

38

Notes to Financial Statements (unaudited) – continued

credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $931 and the Retirement Deferral plan resulted in a net decrease in expense of $722. Both amounts are included in independent Trustees’ compensation for the six months ended October 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $47,478 at October 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,862 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,888, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $331,051,817 and $843,433,266, respectively.

39

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/13		Year ended 4/30/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,398,338	$185,654,162	51,565,173	$729,587,077
Class B	263,647	3,661,658	2,786,462	39,092,197
Class C	1,710,431	23,716,526	13,341,388	187,844,986
Class I	6,360,824	88,093,041	33,709,066	477,244,469
Class R1	1,075,703	14,803,394	213,324	3,001,252
Class R2	1,385,781	19,152,550	2,164,750	30,632,152
Class R3	667,446	9,169,255	1,770,089	25,048,300
Class R4	1,092,905	15,098,034	7,579,598	106,499,050
Class R5	219,746	3,035,012	7,511	103,860
	26,174,821	$362,383,632	113,137,361	$1,599,053,343

Shares issued to shareholders in reinvestment of distributions
Class A	1,764,754	$24,311,103	3,906,110	$55,361,501
Class B	86,789	1,192,788	213,972	3,024,529
Class C	249,503	3,425,774	557,364	7,873,429
Class I	495,690	6,827,456	976,810	13,861,152
Class R1	8,480	116,586	21,830	307,940
Class R2	72,147	993,764	165,716	2,346,490
Class R3	78,786	1,085,174	186,591	2,643,360
Class R4	176,310	2,429,117	354,870	5,036,770
Class R5	2,357	32,325	285	4,051
	2,934,816	$40,414,087	6,383,548	$90,459,222

Shares reacquired
Class A	(28,191,402)	$(388,672,360)	(30,097,466)	$(426,940,848)
Class B	(1,404,325)	(19,292,128)	(1,630,664)	(23,032,523)
Class C	(8,128,852)	(111,475,141)	(5,394,843)	(76,227,956)
Class I	(19,179,991)	(264,453,034)	(14,361,648)	(203,662,129)
Class R1	(115,592)	(1,584,469)	(418,811)	(5,907,123)
Class R2	(949,291)	(13,114,300)	(5,356,107)	(74,793,827)
Class R3	(916,688)	(12,641,954)	(1,734,246)	(24,552,717)
Class R4	(1,723,800)	(23,807,166)	(3,822,042)	(53,825,230)
Class R5	(1,301)	(17,732)	(150)	(2,128)
	(60,611,242)	$(835,058,284)	(62,815,977)	$(888,944,481)

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/13		Year ended 4/30/13 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	(13,028,310)	$(178,707,095)	25,373,817	$358,007,730
Class B	(1,053,889)	(14,437,682)	1,369,770	19,084,203
Class C	(6,168,918)	(84,332,841)	8,503,909	119,490,459
Class I	(12,323,477)	(169,532,537)	20,324,228	287,443,492
Class R1	968,591	13,335,511	(183,657)	(2,597,931)
Class R2	508,637	7,032,014	(3,025,641)	(41,815,185)
Class R3	(170,456)	(2,387,525)	222,434	3,138,943
Class R4	(454,585)	(6,280,015)	4,112,426	57,710,590
Class R5	220,802	3,049,605	7,646	105,783
	(31,501,605)	$(432,260,565)	56,704,932	$800,568,084

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2013, the fund’s commitment fee and interest expense were $7,634 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,114,588	555,825,411	(498,463,836)	161,476,163

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$53,453	$161,476,163

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

42

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information

43

Board Review of Investment Advisory Agreement – continued

provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and

44

Board Review of Investment Advisory Agreement – continued

MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

45

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2013

MFS® LIMITED MATURITY FUND

MQL-SEM

MFS® LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again despite risks created by the U.S. government’s gridlock. The eurozone has emerged from its 18-month-long recession.

However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s economic gauges are improving and point toward expansion. And Japan’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery now appears to be related to the U.S. government’s impasse. While the tensions surrounding the 16-day government shutdown and potential U.S. debt default have dissipated, another round of potential gridlock lies ahead early in 2014, with the next U.S. budget and debt ceiling deadlines.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	68.6%
Asset-Backed Securities	9.2%
Non-U.S. Government Bonds	8.5%
Emerging Markets Bonds	3.9%
U.S. Treasury Securities	2.5%
Mortgage-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	1.1%
Collateralized Debt Obligations	0.8%
Municipal Bonds	0.5%
U.S. Government Agencies	0.5%

Composition including fixed income credit quality (a)(i)
AAA	16.6%
AA	12.9%
A	33.5%
BBB	27.4%
BB	0.3%
CCC	0.1%
CC	0.1%
C	0.2%
D	0.1%
U.S. Government	3.4%
Federal Agencies	2.8%
Not Rated	0.5%
Cash & Other	2.1%

Portfolio facts (i)
Average Duration (d)	1.6
Average Effective Maturity (m)	2.1 yrs.

Issuer country weightings (i)(x)
United States	57.6%
United Kingdom	6.5%
France	5.1%
Canada	4.0%
Australia	3.7%
Netherlands	3.5%
Sweden	3.1%
Germany	2.6%
Japan	2.3%
Other Countries	11.6%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2013 through October 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.73%	$1,000.00	$998.65	$3.68
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
B	Actual	1.49%	$1,000.00	$996.50	$7.50
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
C	Actual	1.59%	$1,000.00	$996.03	$8.00
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
I	Actual	0.58%	$1,000.00	$999.35	$2.92
	Hypothetical (h)	0.58%	$1,000.00	$1,022.28	$2.96
R1	Actual	1.59%	$1,000.00	$994.38	$7.99
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
R2	Actual	0.99%	$1,000.00	$997.40	$4.98
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R3	Actual	0.84%	$1,000.00	$999.78	$4.23
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R4	Actual	0.59%	$1,000.00	$999.40	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R5	Actual	0.51%	$1,000.00	$1,001.41	$2.57
	Hypothetical (h)	0.51%	$1,000.00	$1,022.63	$2.60
529A	Actual	0.78%	$1,000.00	$998.40	$3.93
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
529B	Actual	1.55%	$1,000.00	$996.19	$7.80
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
529C	Actual	1.63%	$1,000.00	$994.16	$8.19
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 11.1%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 2016	$4,680,000	$4,685,087
Anthracite Ltd., “A”, CDO, FRN, 0.53%, 2019 (n)	55,693	55,455
ARI Fleet Lease Trust, “A”, FRN, 0.717%, 2020 (n)	1,856,313	1,860,185
ARI Fleet Lease Trust, “A”, FRN, 0.467%, 2021 (n)	4,354,645	4,349,154
Babson Ltd., CLO, “A1”, FRN, 0.492%, 2019 (n)	1,111,987	1,103,568
Bayview Commercial Asset Trust, FRN, 0.48%, 2035 (z)	953,486	803,429
Bayview Commercial Asset Trust, FRN, 0.44%, 2036 (z)	818,346	699,777
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	4,136,288	38,236
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,086,133	2,023,954
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	754,477	765,774
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.771%, 2040 (z)	870,290	418,504
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	442,474	453,717
Cent CDO XI Ltd., “A1”, FRN, 0.498%, 2019 (n)	3,558,746	3,508,686
Chesapeake Funding LLC, “A”, FRN, 0.918%, 2023 (n)	4,936,266	4,948,557
Chesapeake Funding LLC, “A”, FRN, 0.618%, 2025 (n)	5,140,000	5,126,322
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 2016	6,310,000	6,309,998
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,520,000	1,684,187
CNH Equipment Trust, “A2”, 0.45%, 2016	2,294,518	2,294,473
CNH Equipment Trust, “A2”, 0.63%, 2017	4,220,000	4,223,697
CNH Wholesale Master Note Trust, “A”, FRN, 0.767%, 2019 (n)	8,000,000	8,000,000
Commercial Mortgage Asset Trust, FRN, 0.487%, 2032 (i)(z)	4,584,635	24,477
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (n)	1,215,000	1,225,618
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.761%, 2039	2,708,691	3,010,247
Credit-Based Asset Servicing & Securitization LLC, 4.502%, 2035	736,033	691,843
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.473%, 2037 (d)(q)	2,592,738	1,300,235
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.401%, 2037 (d)(q)	3,712,572	1,958,523
CWCapital Cobalt Ltd., “A4”, FRN, 5.773%, 2046	3,034,024	3,393,095
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 2016	2,100,000	2,099,901
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.517%, 2016	5,090,000	5,092,341
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (n)	1,840,000	1,842,030
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 2016	7,373,000	7,372,313
Gramercy Real Estate Ltd., CDO, FRN, 0.558%, 2035 (z)	389,593	375,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	$1,340,000	$1,345,158
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	7,160,000	7,152,124
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	6,360,000	6,369,845
Hyundai Auto Lease Securitization Trust, “A2” , 0.51%, 2015 (n)	4,115,037	4,115,593
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 2016 (n)	8,400,000	8,408,238
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	242,882	243,029
IMPAC CMB Trust, FRN, 0.91%, 2034	304,705	286,786
IMPAC CMB Trust, FRN, 1.09%, 2034	320,743	275,909
IMPAC Secured Assets Corp., FRN, 0.52%, 2036	863,551	849,210
Interstar Millennium Trust, FRN, 0.654%, 2036	296,391	288,745
John Deere Owner Trust, “A2”, 0.55%, 2016	2,190,000	2,191,213
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	3,874,000	4,295,232
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.463%, 2037	858,982	868,987
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021 (n)	3,020,383	2,988,938
LB Commercial Conduit Mortgage Trust, FRN, 1.412%, 2035 (i)	2,724,412	124,299
Mercedes Benz Master Owner Trust, FRN, 0.437%, 2016 (n)	7,280,000	7,279,226
Merrill Lynch Mortgage Investors, Inc., 5.396%, 2037 (d)(q)	2,011,427	477,804
Morgan Stanley Capital I, Inc., FRN, 1.466%, 2031 (i)(z)	341,419	3
Nissan Auto Lease Trust, 2013-B, “A2B”, 0.438%, 2016	4,200,000	4,200,101
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.474%, 2018	7,030,000	7,021,866
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,582,842
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.582%, 2036 (d)(q)	2,057,501	920,495
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	1,018,248	1,018,092
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 2016 (z)	5,000,000	4,999,811
Race Point CLO Ltd., “A1A”, FRN, 0.441%, 2021 (n)	4,180,000	4,123,670
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	315,601	315,642
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	2,497,584	2,497,591
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	1,361,017	1,360,372
Smart Trust, “A2B”, FRN, 0.724%, 2014 (n)	326,341	326,348
Smart Trust, “A2B”, FRN, 0.504%, 2015 (n)	3,735,730	3,736,211
Smart Trust, “A2B”, FRN, 0.424%, 2015	2,140,000	2,136,380
Thornburg Mortgage Securities Trust, FRN, 0.85%, 2043	1,038,631	1,018,865
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,610,000	1,609,551
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.925%, 2051	987,774	1,004,162

		$167,171,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 4.0%
American Honda Finance Corp., 1.6%, 2018 (n)	$2,146,000	$2,124,789
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,721,780
American Honda Finance Corp., 1%, 2015 (n)	3,060,000	3,076,236
American Honda Finance Corp., FRN, 0.637%, 2016 (n)	3,570,000	3,574,145
American Honda Finance Corp., FRN, 0.744%, 2016	3,010,000	3,021,318
Daimler Finance North America LLC, 2.4%, 2017 (n)	2,680,000	2,729,848
Daimler Finance North America LLC, FRN, 0.858%, 2014 (n)	3,960,000	3,967,005
Daimler Finance North America LLC, FRN, 0.945%, 2016 (n)	5,040,000	5,050,907
Ford Motor Credit Co. LLC, 4.207%, 2016	3,170,000	3,383,376
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,904,994
Hyundai Capital America, 1.625%, 2015 (n)	4,490,000	4,519,333
Nissan Motor Acceptance Corp., FRN, 0.95%, 2016 (n)	5,500,000	5,508,487
RCI Banque S.A., FRN, 2.116%, 2014 (n)	4,820,000	4,829,168
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,685,855
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,325,409
Volkswagen International Finance N.V., FRN, 1%, 2014 (n)	4,520,000	4,531,164
Volkswagen International Finance N.V., FRN, 0.864%, 2014 (n)	3,740,000	3,755,981

		$60,709,795
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.853%, 2015 (n)	$1,940,000	$1,953,821
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,376,724
Commonwealth Bank of Australia, 0.75%, 2016 (n)	2,540,000	2,539,238
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	3,800,000	3,775,300
Norddeutsche Landesbank, 0.875%, 2015 (n)	2,400,000	2,409,120
Royal Bank of Canada, 1.125%, 2016	3,700,000	3,723,036
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,357,180

		$21,134,419
Broadcasting - 0.6%
Vivendi S.A., 2.4%, 2015 (n)	$3,540,000	$3,630,769
WPP Finance, 8%, 2014	4,550,000	4,822,727

		$8,453,496
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,825,560
BlackRock, Inc., 1.375%, 2015	1,740,000	1,764,990
Franklin Resources, Inc., 1.375%, 2017	1,222,000	1,207,169

		$6,797,719
Cable TV - 0.8%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,271,899
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,110,103
DIRECTV Holdings LLC, 2.4%, 2017	3,360,000	3,417,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
NBCUniversal Enterprise Co., FRN, 0.781%, 2016 (n)	$1,450,000	$1,456,661
NBCUniversal Media LLC, 2.1%, 2014	2,100,000	2,114,398

		$12,370,668
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$3,210,000	$3,288,947

Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,210,303

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.516%, 2018	$4,470,000	$4,456,121

Conglomerates - 0.9%
ABB Finance (USA), Inc., 1.625%, 2017	$1,659,000	$1,667,139
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,907,000	4,050,754
General Electric Co., 0.85%, 2015	1,260,000	1,264,888
Pentair Finance S.A., 1.35%, 2015	4,610,000	4,626,255
United Technologies Corp., FRN, 0.759%, 2015	2,560,000	2,576,471

		$14,185,507
Consumer Products - 1.2%
Avon Products, Inc., 2.375%, 2016	$1,580,000	$1,612,785
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	3,150,000	3,165,022
Mattel, Inc., 1.7%, 2018	1,041,000	1,027,110
Mattel, Inc., 2.5%, 2016	2,030,000	2,098,389
Newell Rubbermaid, Inc., 2%, 2015	2,337,000	2,369,466
Newell Rubbermaid, Inc., 2.05%, 2017	2,748,000	2,732,968
Procter & Gamble Co., 0.75%, 2016	3,410,000	3,409,373
Reckitt Benckiser PLC, 2.125%, 2018 (n)	1,820,000	1,836,349

		$18,251,462
Consumer Services - 0.8%
eBay, Inc., 1.35%, 2017	$3,482,000	$3,476,861
Experian Finance PLC, 2.375%, 2017 (n)	3,189,000	3,176,263
Western Union Co., 2.375%, 2015	1,970,000	2,015,842
Western Union Co., FRN, 1.262%, 2015	3,800,000	3,814,877

		$12,483,843
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,703,223

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$1,326,000	$1,350,738

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 0.9%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,738,360
Broadcom Corp., 1.5%, 2013	1,400,000	1,400,000
Intel Corp., 1.35%, 2017	6,765,000	6,724,403
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,187,410

		$13,050,173
Emerging Market Quasi-Sovereign - 2.4%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$988,790
CNOOC Finance (2013) Ltd., 1.125%, 2016	3,570,000	3,548,812
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,610,177
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,481,880
Korea Development Bank, 1%, 2016	3,000,000	2,967,627
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,587,127
Korea Gas Corp., 2.25%, 2017 (n)	2,750,000	2,758,671
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,260,940
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,629,818
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,811,533
Rosneft, 3.149%, 2017 (n)	2,539,000	2,558,043
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	3,010,000	2,959,257

		$36,162,675
Emerging Market Sovereign - 0.7%
Russian Federation, 3.25%, 2017 (n)	$5,400,000	$5,649,750
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,617,378
State of Qatar, 5.15%, 2014	3,000,000	3,055,500

		$10,322,628
Energy - Independent - 0.8%
Encana Corp., 5.9%, 2017	$3,360,000	$3,847,156
Encana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,634,852
Hess Corp., 7%, 2014	3,740,000	3,803,371
Petrohawk Energy Corp., 7.25%, 2018	387,000	419,508

		$11,704,887
Energy - Integrated - 2.0%
BG Energy Capital PLC, 2.875%, 2016 (n)	$4,300,000	$4,508,223
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,544,166
BP Capital Markets PLC, 0.7%, 2015	1,142,000	1,142,065
Chevron Corp., 0.889%, 2016	1,770,000	1,779,822
Chevron Corp., 1.104%, 2017	3,658,000	3,620,780
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,058,996
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,076,714
Shell International Finance B.V., 1.125%, 2017	3,430,000	3,416,551

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - continued
Total Capital International S.A., 1.5%, 2017	$1,670,000	$1,692,505
TOTAL S.A., 3%, 2015	2,810,000	2,924,448

		$30,764,270
Entertainment - 0.1%
Viacom, Inc., 1.25%, 2015	$2,100,000	$2,112,373

Financial Institutions - 1.5%
General Electric Capital Corp., 2.15%, 2015	$2,180,000	$2,223,293
General Electric Capital Corp., FRN, 1.093%, 2014	6,000,000	6,009,384
General Electric Capital Corp., FRN, 0.856%, 2015	2,500,000	2,518,445
General Electric Capital Corp., FRN, 0.843%, 2016	3,270,000	3,285,922
LeasePlan Corp. N.V., 3%, 2017 (n)	3,370,000	3,415,158
LeasePlan Corp. N.V., 2.5%, 2018 (n)	1,208,000	1,190,600
NYSE Euronext, 2%, 2017	3,266,000	3,283,055

		$21,925,857
Food & Beverages - 4.5%
Anheuser-Busch InBev S.A., 3.625%, 2015	$1,350,000	$1,411,097
Anheuser-Busch InBev S.A., 0.8%, 2016	1,260,000	1,262,292
Anheuser-Busch InBev S.A., 1.375%, 2017	5,370,000	5,376,535
Campbell Soup Co., FRN, 0.565%, 2014	4,570,000	4,574,716
Coca Cola Co., 0.75%, 2013	1,570,000	1,570,162
Coca-Cola Co., 1.15%, 2018	2,480,000	2,441,977
Coca-Cola Co., FRN, 1%, 2016	3,120,000	3,122,783
Coca-Cola Icecek Uretim, 4.75%, 2018 (n)	1,466,000	1,522,294
Conagra Foods, Inc., 5.875%, 2014	2,000,000	2,046,954
Diageo Capital PLC, 7.375%, 2014	3,520,000	3,567,260
Diageo Capital PLC, 1.5%, 2017	2,750,000	2,764,028
General Mills, Inc., 5.2%, 2015	1,990,000	2,113,907
Heineken N.V., 0.8%, 2015 (n)	2,810,000	2,808,556
Ingredion, Inc., 3.2%, 2015	1,025,000	1,064,200
Ingredion, Inc., 1.8%, 2017	2,092,000	2,065,503
Kellogg Co., 4.45%, 2016	1,209,000	1,315,628
Kraft Foods Group, Inc. , 1.625%, 2015	5,170,000	5,246,904
Molson Coors Brewing Co., 2%, 2017	3,330,000	3,376,047
Mondelez International, Inc., 6.75%, 2014	1,100,000	1,119,557
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,540,430
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,217,040
SABMiller Holdings, Inc., 1.85%, 2015 (n)	2,630,000	2,663,156
SABMiller Holdings, Inc., 2.45%, 2017 (n)	2,060,000	2,127,259
Want Want China Finance Co., 1.875%, 2018 (z)	650,000	626,466
Wm. Wrigley Jr. Co., 1.4%, 2016 (n)	3,712,000	3,735,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)	$525,000	$530,539

		$67,210,308
Food & Drug Stores - 0.4%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,465,471
Walgreen Co., 1%, 2015	4,120,000	4,135,685

		$6,601,156
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017	$3,473,000	$3,560,443

Industrial - 0.2%
Cornell University, 4.35%, 2014	$3,070,000	$3,096,387

Insurance - 2.5%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,027,116
American International Group, Inc., 3%, 2015	3,360,000	3,456,788
American International Group, Inc., 5.85%, 2018	1,525,000	1,760,128
ING U.S., Inc., 2.9%, 2018	2,515,000	2,566,711
Lincoln National Corp., 4.3%, 2015	2,060,000	2,166,755
MassMutual Global Funding, FRN, 0.624%, 2014 (n)	2,870,000	2,872,414
MetLife, Inc., 1.756%, 2017	1,199,000	1,201,137
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,490,662
Metropolitan Life Global Funding I, 0.774%, 2016 (n)	4,570,000	4,588,563
New York Life Global Funding, 1.3%, 2015 (n)	4,590,000	4,630,245
PRICOA Global Funding I, FRN, 0.532%, 2015 (n)	2,590,000	2,593,714
Prudential Financial, Inc., FRN, 1.044%, 2018	3,690,000	3,705,520
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,860,378

		$37,920,131
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 2017	$674,000	$667,708
WellPoint, Inc., 5%, 2014	120,000	125,745
Wellpoint, Inc., 1.25%, 2015	2,400,000	2,420,326

		$3,213,779
Insurance - Property & Casualty - 1.2%
ACE Ltd., 2.6%, 2015	$2,890,000	$2,996,326
Allstate Corp., 6.2%, 2014	1,490,000	1,534,824
Aon Corp., 3.5%, 2015	3,200,000	3,352,426
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,661,705
Berkshire Hathaway, Inc., FRN, 0.964%, 2014	3,210,000	3,228,737
QBE Insurance Group Ltd., 2.4%, 2018 (n)	2,969,000	2,914,183

		$17,688,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - 5.8%
Achmea Hypotheekbank N.V., FRN, 0.616%, 2014 (n)	$2,500,000	$2,506,450
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	4,070,000	4,039,882
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,045,640
Dexia Credit Local S.A., 1.25%, 2016 (z)	5,210,000	5,233,211
Eksportfinans A.S.A., 3%, 2014	5,000,000	5,017,500
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,369,631
FMS Wertmanagement, 0.625%, 2016	3,360,000	3,364,019
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,101,106
KfW Bankengruppe, 0.5%, 2015	3,400,000	3,409,228
Kommunalbanken A.S., 1%, 2014 (n)	2,080,000	2,089,192
Kommunalbanken A.S., 1%, 2015 (n)	3,000,000	3,025,950
Kommunalbanken A.S., 1.75%, 2015 (n)	1,000,000	1,023,770
Kommunalbanken A.S., FRN, 0.367%, 2016 (n)	4,360,000	4,367,774
Kreditanstalt für Wiederaufbau, FRN, 0.22%, 2015	4,670,000	4,670,098
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,796,288
Municipality Finance PLC, 2.375%, 2016	3,410,000	3,553,220
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,558,572
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (n)	3,480,000	3,486,069
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,668,125
Statoil A.S.A., 2.9%, 2014	4,380,000	4,487,735
Statoil A.S.A., 1.8%, 2016	2,350,000	2,411,608
Statoil A.S.A., FRN, 0.554%, 2018	1,205,000	1,202,322
Swedish Export Credit Corp., FRN, 1.015%, 2014	8,640,000	8,689,263
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,448,588

		$87,565,241
International Market Sovereign - 0.6%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,551,870
Kingdom of Sweden, 1%, 2018 (n)	3,500,000	3,462,151
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,646,863

		$9,660,884
Internet - 0.1%
Baidu, Inc., 3.25%, 2018	$892,000	$911,281

Local Authorities - 1.6%
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	$5,440,000	$5,418,566
Kommuninvest i Sverige AB, 0.875%, 2016 (z)	6,350,000	6,353,830
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	3,730,000	3,744,920
Province of Ontario, 2.3%, 2016	4,700,000	4,884,710
State of Illinois, 4.961%, 2016	3,275,000	3,471,631

		$23,873,657

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$1,260,000	$1,270,851

Major Banks - 13.4%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$402,318
ABN AMRO Bank N.V., 1.375%, 2016 (n)	6,820,000	6,864,330
ABN AMRO Bank N.V., FRN, 2.006%, 2014 (n)	4,850,000	4,867,193
ANZ National (International) Ltd., FRN, 1.252%, 2013 (n)	3,630,000	3,635,017
Bank of America Corp., 7.375%, 2014	1,075,000	1,112,939
Bank of America Corp., 4.5%, 2015	1,000,000	1,049,338
Bank of America Corp., 1.5%, 2015	3,060,000	3,086,371
Bank of America Corp., 1.25%, 2016	5,250,000	5,265,089
Bank of America Corp., 0.534%, 2016	1,910,000	1,877,173
Bank of America Corp., 6.5%, 2016	2,625,000	2,982,192
Bank of Montreal, FRN, 0.843%, 2018	1,990,000	1,993,592
Bank of Nova Scotia, FRN, 0.654%, 2016	5,890,000	5,904,065
Bank of Nova Scotia, FRN, 0.764%, 2016	1,990,000	2,000,217
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,778,650
Barclays Bank PLC, FRN, 1.284%, 2014	2,360,000	2,364,597
BNP Paribas, 2.7%, 2018	4,370,000	4,474,596
Canadian Imperial Bank of Commerce, FRN, 0.766%, 2016	2,270,000	2,281,082
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,708,933
Commonwealth Bank of Australia, FRN, 0.752%, 2016 (n)	4,820,000	4,821,422
Credit Suisse New York, 5.5%, 2014	4,630,000	4,746,519
Credit Suisse New York, FRN, 1.204%, 2014	3,000,000	3,005,325
DBS Bank Ltd., 2.35%, 2017 (n)	4,010,000	4,107,932
DNB Bank A.S.A., 3.2%, 2017 (n)	4,190,000	4,400,338
Goldman Sachs Group, Inc., 5.125%, 2015	3,930,000	4,128,842
Goldman Sachs Group, Inc., 1.6%, 2015	3,690,000	3,731,262
Goldman Sachs Group, Inc., FRN, 1.263%, 2014	2,000,000	2,013,386
Goldman Sachs Group, Inc., FRN, 1.436%, 2018	2,310,000	2,320,231
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,653,293
HSBC Bank PLC, FRN, 0.904%, 2018 (n)	3,872,000	3,880,623
HSBC USA, Inc., 2.375%, 2015	1,650,000	1,687,965
ING Bank N.V., 3.75%, 2017 (n)	2,644,000	2,796,242
ING Bank N.V., FRN, 1.208%, 2016 (n)	1,450,000	1,464,490
ING Bank N.V., FRN, 1.891%, 2015 (n)	3,680,000	3,760,669
JPMorgan Chase & Co., 2%, 2017	2,087,000	2,113,551
JPMorgan Chase & Co., FRN, 1.038%, 2014	2,110,000	2,114,186
JPMorgan Chase & Co., FRN, 1.004%, 2014	4,620,000	4,636,336
JPMorgan Chase & Co., FRN, 0.882%, 2016	2,500,000	2,509,223
KeyCorp, 3.75%, 2015	3,850,000	4,042,642
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,272,556
Macquarie Bank Ltd., 5%, 2017 (n)	6,790,000	7,445,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 6%, 2014	$2,060,000	$2,117,622
Morgan Stanley, 6%, 2015	3,290,000	3,524,722
Morgan Stanley, FRN, 1.838%, 2014	3,290,000	3,299,617
Morgan Stanley, FRN, 1.512%, 2016	3,410,000	3,445,781
National Australia Bank Ltd., 2%, 2015	4,810,000	4,905,426
Nordea Bank AB, FRN, 0.725%, 2016 (n)	2,802,000	2,810,442
PNC Bank N.A., 1.3%, 2016	3,180,000	3,201,522
PNC Bank N.A., 1.15%, 2016	4,550,000	4,563,482
PNC Funding Corp., 3.625%, 2015	2,300,000	2,383,612
Royal Bank of Canada, 0.8%, 2015	3,000,000	3,014,370
Royal Bank of Canada, FRN, 0.714%, 2016	2,920,000	2,929,107
Royal Bank of Scotland PLC, 2.55%, 2015	1,000,000	1,024,180
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	5,228,593
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,878,118
Standard Chartered PLC, FRN, 1.215%, 2014 (n)	2,700,000	2,711,321
State Street Corp., 4.3%, 2014	3,750,000	3,834,619
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,770,000	3,805,246
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,390,847
Wells Fargo & Co., 1.25%, 2015	5,320,000	5,363,262
Wells Fargo & Co., FRN, 0.772%, 2016	3,550,000	3,562,620
Westpac Banking Corp., 2%, 2017	1,780,000	1,811,809

		$202,106,955
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 2017	$2,610,000	$2,676,161
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,075,846
Catholic Health Initiatives, 1.6%, 2017	2,480,000	2,431,206
Covidien International Finance S.A., 1.35%, 2015	2,440,000	2,462,865
Express Scripts Holding Co., 2.1%, 2015	4,225,000	4,291,671
McKesson Corp., 0.95%, 2015	3,090,000	3,091,446
McKesson Corp., 3.25%, 2016	4,190,000	4,391,388
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,026,964

		$24,447,547
Metals & Mining - 1.5%
Barrick Gold Corp., 2.5%, 2018	$1,770,000	$1,726,467
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	1,307,000	1,397,179
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,297,921
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	4,750,000	4,769,542
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	1,620,000	1,615,581
Glencore Funding LLC, FRN, 1.422%, 2016 (n)	4,270,000	4,248,667
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,281,162
Rio Tinto Finance (USA) Ltd., FRN, 1.094%, 2016	4,020,000	4,050,303

		$22,386,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 2.3%
Fannie Mae, 5.5%, 2014 - 2019	$1,294,975	$1,373,475
Fannie Mae, 7%, 2015 - 2016	225,684	236,197
Fannie Mae, 5.134%, 2016	661,046	710,782
Fannie Mae, 5.725%, 2016	2,041,461	2,257,421
Fannie Mae, 6.5%, 2016 - 2017	671,271	711,802
Fannie Mae, 1.114%, 2017	4,070,000	4,059,516
Fannie Mae, 6%, 2017	688,853	725,904
Fannie Mae, 4.5%, 2018 - 2023	1,962,390	2,087,910
Fannie Mae, 5%, 2018 - 2023	1,531,893	1,640,264
Fannie Mae, 5%, 2020 (f)	1,685,755	1,807,145
Fannie Mae, FRN, 2.375%, 2033	629,391	666,707
Fannie Mae, FRN, 2.48%, 2033	108,386	109,534
Fannie Mae, FRN, 2.585%, 2033	116,354	123,725
Freddie Mac, 7.5%, 2015	46,278	46,217
Freddie Mac, 1.655%, 2016	281,484	286,528
Freddie Mac, 6%, 2016 - 2017	443,417	463,236
Freddie Mac, 1.426%, 2017	1,039,000	1,046,395
Freddie Mac, 5.5%, 2017 - 2025	1,937,848	2,094,396
Freddie Mac, 5%, 2018 - 2020	1,689,333	1,795,506
Freddie Mac, 2.5%, 2028	11,841,699	11,985,543
Ginnie Mae, FRN, 1.75%, 2032	149,934	155,945

		$34,384,148
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$7,060,000	$7,038,679

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 2017 (n)	$4,630,000	$4,637,130

Natural Gas - Pipeline - 1.1%
Energy Transfer Partners LP, 8.5%, 2014	$2,005,000	$2,070,325
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,508,590
Enterprise Products Operating LP, 3.2%, 2016	740,000	776,180
Enterprise Products Operating LP, 6.5%, 2019	1,280,000	1,524,844
ONEOK Partners LP, 3.2%, 2018	2,400,000	2,482,975
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,280,207
TransCanada PipeLines Ltd., FRN, 0.928%, 2016	1,390,000	1,400,660

		$17,043,781
Network & Telecom - 2.1%
AT&T, Inc., 0.8%, 2015	$4,010,000	$4,006,118
AT&T, Inc., 2.4%, 2016	2,750,000	2,844,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
AT&T, Inc., FRN, 0.65%, 2016	$2,330,000	$2,326,617
BellSouth Corp., 5.2%, 2014	2,207,000	2,295,710
France Telecom, 4.375%, 2014	2,390,000	2,446,641
France Telecom, 2.125%, 2015	1,900,000	1,934,154
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,902,056
Verizon Communications, Inc., 0.7%, 2015	3,210,000	3,199,426
Verizon Communications, Inc., 2%, 2016	2,610,000	2,663,680
Verizon Communications, Inc., FRN, 1.782%, 2016	7,500,000	7,690,273

		$31,309,418
Oil Services - 0.3%
Noble Corp., 3.45%, 2015	$2,270,000	$2,361,717
Transocean, Inc., 2.5%, 2017	1,970,000	1,988,406

		$4,350,123
Oils - 0.2%
Phillips 66, 1.95%, 2015	$2,680,000	$2,722,679

Other Banks & Diversified Financials - 7.3%
Abbey National Treasury Services PLC, 3.05%, 2018	$2,403,000	$2,487,629
American Express Centurion Bank, FRN, 0.715%, 2015	2,750,000	2,759,999
American Express Credit Corp., FRN, 1.356%, 2015	2,400,000	2,435,808
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.712%, 2016 (n)	2,100,000	2,105,340
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.868%, 2016 (n)	6,220,000	6,241,042
Banque Federative du Credit Mutuel, FRN, 1.086%, 2016 (n)	2,780,000	2,785,699
BB&T Corp., 2.05%, 2014	2,000,000	2,015,748
BBVA Senior Finance S.A. Unipersonal, FRN, 2.388%, 2014	3,500,000	3,524,262
Capital One Financial Corp., 2.15%, 2015	1,752,000	1,781,372
Capital One Financial Corp., FRN, 1.394%, 2014	4,550,000	4,572,127
Capital One Financial Corp., FRN, 0.907%, 2015	2,000,000	2,005,566
Citigroup, Inc., 6.375%, 2014	2,380,000	2,484,432
Citigroup, Inc., 6.01%, 2015	1,880,000	1,993,011
Citigroup, Inc., 1.25%, 2016	6,000,000	6,016,026
Danske Bank A.S., 3.75%, 2015 (n)	360,000	373,270
Groupe BPCE S.A., FRN, 1.488%, 2016	6,800,000	6,898,566
Intesa Sanpaolo S.p.A., 3.125%, 2016	3,600,000	3,671,179
Intesa Sanpaolo S.p.A., FRN, 2.662%, 2014 (n)	2,490,000	2,500,533
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	5,110,000	5,309,867
National Bank of Canada, 1.5%, 2015	2,970,000	3,010,312
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,845,061
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,228,318
Rabobank Nederland N.V., FRN, 0.732%, 2016	1,990,000	1,996,109
Santander Holdings USA, Inc., 3.45%, 2018	2,280,000	2,358,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Santander UK PLC, 3.875%, 2014 (n)	$4,525,000	$4,661,257
Skandinaviska Enskilda, 1.75%, 2018 (n)	2,500,000	2,467,600
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,210,635
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,418,172
Svenska Handelsbanken AB, 2.875%, 2017	3,548,000	3,706,170
Svenska Handelsbanken AB, FRN, 0.7%, 2016	1,000,000	1,003,118
Svenska Handelsbanken AB, FRN, 0.721%, 2016	4,500,000	4,509,045
Swedbank AB, 2.125%, 2017 (n)	4,637,000	4,691,559
Union Bank, 3%, 2016	1,910,000	2,012,987

		$109,080,408
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,193,707

Pharmaceuticals - 2.7%
AbbVie, Inc., FRN, 1.027%, 2015	$4,440,000	$4,485,994
Amgen, Inc., 2.3%, 2016	3,570,000	3,687,781
Bristol-Myers Squibb Co., 0.875%, 2017	3,507,000	3,456,440
Celgene Corp., 2.45%, 2015	5,312,000	5,465,432
Mylan, Inc., 1.8%, 2016 (n)	1,500,000	1,510,949
Sanofi, 1.2%, 2014	650,000	655,070
Sanofi, 1.25%, 2018	5,060,000	4,982,187
Sanofi, FRN, 0.558%, 2014	5,000,000	5,007,075
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,416,363
Teva Pharmaceutical Finance III, FRN, 1.166%, 2013	3,680,000	3,680,184
Watson Pharmaceuticals, Inc., 1.875%, 2017	2,240,000	2,234,454
Wyeth, 5.5%, 2014	3,400,000	3,442,194

		$40,024,123
Printing & Publishing - 0.6%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,027,748
Thomson Reuters Corp., 0.875%, 2016	3,530,000	3,513,060

		$8,540,808
Real Estate - 1.0%
ERP Operating, REIT, 5.125%, 2016	$2,738,000	$2,995,049
HCP, Inc., REIT, 2.7%, 2014	2,750,000	2,763,104
Health Care REIT, Inc., 2.25%, 2018	1,686,000	1,683,127
Mack-Cali Realty LP, 2.5%, 2017	2,000,000	1,990,602
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,035,369
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	1,935,000	1,903,529
Ventas Realty LP, 1.55%, 2016	2,160,000	2,175,500

		$14,546,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 1.0%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$5,867,651
Home Depot, Inc., 5.25%, 2013	3,470,000	3,489,380
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	3,037,225
Wesfarmers Ltd., 1.874%, 2018 (n)	2,068,000	2,049,388

		$14,443,644
Specialty Chemicals - 0.7%
Airgas, Inc., 4.5%, 2014	$5,480,000	$5,660,972
Ecolab, Inc., 2.375%, 2014	2,570,000	2,615,391
Ecolab, Inc., 1%, 2015	2,520,000	2,526,713

		$10,803,076
Supermarkets - 0.5%
Safeway, Inc., 6.25%, 2014	$2,450,000	$2,488,164
Tesco PLC, 2%, 2014 (n)	3,510,000	3,555,061
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,958,421

		$8,001,646
Supranational - 1.3%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,390,630
European Investment Bank, 3%, 2014	3,730,000	3,775,096
Inter-American Development Bank, 3%, 2014	3,980,000	4,031,390
International Bank for Reconstruction and Development, 0.5%, 2016	6,860,000	6,859,019

		$19,056,135
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,602,964
American Tower Trust I, REIT, 1.551%, 2018 (n)	2,840,000	2,785,472
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,758,433
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,790,382
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,809,018
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,170,472

		$15,916,741
Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$3,674,026
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,421,994
B.A.T. International Finance PLC, 1.4%, 2015 (n)	2,820,000	2,847,582
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	2,206,000	2,179,528
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,732,722
Reynolds American, Inc., 1.05%, 2015	2,650,000	2,654,309

		$17,510,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.3%
ERAC USA Finance Co., 2.25%, 2014 (n)	$1,900,000	$1,905,476
ERAC USA Finance Co., 2.75%, 2017 (n)	2,408,000	2,486,961

		$4,392,437
U.S. Government Agencies and Equivalents - 0.4%
Private Export Funding Corp., 1.875%, 2018	$5,240,000	$5,300,884
Small Business Administration, 5.1%, 2016	408,295	419,479
Small Business Administration, 5.46%, 2016	337,486	348,698
Small Business Administration, 5.68%, 2016	388,333	401,671
Small Business Administration, 5.94%, 2016	160,768	169,305
Small Business Administration, 5.37%, 2016	174,438	181,817

		$6,821,854
U.S. Treasury Obligations - 3.3%
U.S. Treasury Notes, 1.5%, 2016	$49,000,000	$50,316,875

Utilities - Electric Power - 3.7%
American Electric Power Co., Inc., 1.65%, 2017	$2,570,000	$2,538,564
Duke Energy Corp., 6.3%, 2014	2,000,000	2,027,266
Duke Energy Corp., 3.35%, 2015	960,000	994,182
Duke Energy Corp., 1.625%, 2017	1,410,000	1,411,741
Duke Energy Indiana, Inc., FRN, 0.596%, 2016	1,760,000	1,764,312
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,382,500
Enel Finance International S.A., 6.25%, 2017 (n)	670,000	752,939
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,523,020
Georgia Power Co., 6%, 2013	1,120,000	1,120,000
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,265,721
ITC Holdings Corp., 5.875%, 2016 (n)	2,216,000	2,469,156
NextEra Energy Capital Co., 1.2%, 2015	3,610,000	3,633,804
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	2,600,000	2,615,049
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	950,000	953,616
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,366,271
PG&E Corp., 5.75%, 2014	3,100,000	3,161,758
PPL WEM Holdings PLC, 3.9%, 2016 (n)	4,710,000	4,936,028
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,039,196
PSEG Power LLC, 2.75%, 2016	2,570,000	2,673,111
Southern Co., 4.15%, 2014	2,260,000	2,302,391
Southern Co., 2.375%, 2015	2,530,000	2,598,841
Southern Co., 2.45%, 2018	2,700,000	2,747,939

		$55,277,405
Total Bonds (Identified Cost, $1,445,103,391)		$1,455,535,683

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.3%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	49,042,384	$49,042,384
Total Investments (Identified Cost, $1,494,145,775)		$1,504,578,067

Other Assets, Less Liabilities - (0.1)%		(1,877,101)
Net Assets - 100.0%		$1,502,700,966

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $479,968,965 representing 32.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0.48%, 2035	6/09/05	$953,486	$803,429
Bayview Commercial Asset Trust, FRN, 0.44%, 2036	2/23/06	818,345	699,777
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06	314,041	38,236
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.771%, 2040	3/01/06	870,290	418,504
Commercial Mortgage Asset Trust, FRN, 0.487%, 2032	8/25/03	2,183	24,477
Dexia Credit Local S.A., 1.25%, 2016	10/10/13	5,195,955	5,233,211
Gramercy Real Estate Ltd., CDO, FRN, 0.558%, 2035	6/21/05-1/18/07	389,618	375,957
Kommuninvest i Sverige AB, 0.875%, 2016	10/08/13	6,330,788	6,353,830
Morgan Stanley Capital I, Inc., FRN, 1.466%, 2031	6/10/03	14,773	3
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 2016	10/30/13	4,999,811	4,999,811
Want Want China Finance Co., 1.875%, 2018	10/09/13	622,479	626,466
Total Restricted Securities			$19,573,701
% of Net assets			1.3%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/13

Futures Contracts Outstanding at 10/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	101	$12,290,438	December - 2013	$(218,924)

At October 31, 2013, the fund had liquid securities with an aggregate value of $117,496 to cover any commitments for certain derivative contracts.

Cleared Swap Agreements at 10/31/13

Expiration	Notional Amount	Counterparty		Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/18	USD 20,000,000	Merrill Lynch International (a	)	1.00% (fixed rate)	(1)	$293,404

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.21, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $161,810.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,445,103,391)	$1,455,535,683
Underlying affiliated funds, at cost and value	49,042,384
Total investments, at value (identified cost, $1,494,145,775)	$1,504,578,067
Deposits with brokers	105,092
Receivables for
Daily variation margin on open cleared swap contracts	293,404
Fund shares sold	8,183,969
Interest	8,002,535
Total assets	$1,521,163,067
Liabilities
Payable to custodian	$6,664
Payables for
Distributions	332,665
Due to brokers (Net unamortized premiums $161,810)	174,197
Daily variation margin on open futures contracts	218,924
Investments purchased	11,529,504
Fund shares reacquired	5,190,650
Payable to affiliates
Investment adviser	30,488
Shareholder servicing costs	823,585
Distribution and service fees	18,950
Program manager fees	171
Payable for independent Trustees’ compensation	5,781
Accrued expenses and other liabilities	130,522
Total liabilities	$18,462,101
Net assets	$1,502,700,966
Net assets consist of
Paid-in capital	$1,586,925,524
Unrealized appreciation (depreciation) on investments	10,344,962
Accumulated net realized gain (loss) on investments	(90,642,844)
Accumulated distributions in excess of net investment income	(3,926,676)
Net assets	$1,502,700,966
Shares of beneficial interest outstanding	247,843,379

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$602,419,959	99,207,232	$6.07
Class B	9,083,893	1,500,086	6.06
Class C	194,378,499	32,040,329	6.07
Class I	244,982,640	40,534,946	6.04
Class R1	594,001	98,108	6.05
Class R2	4,306,922	709,414	6.07
Class R3	8,361,512	1,378,555	6.07
Class R4	1,041,227	171,418	6.07
Class R5	374,989,164	61,901,209	6.06
Class 529A	37,690,836	6,207,421	6.07
Class 529B	1,913,515	316,277	6.05
Class 529C	22,938,798	3,778,384	6.07

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.23 [100 / 97.5 x $6.07] and $6.23 [100 / 97.5 x $6.07], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$15,080,277
Dividends from underlying affiliated funds	30,258
Total investment income	$15,110,535
Expenses
Management fee	$2,865,167
Distribution and service fees	2,021,944
Program manager fees	30,152
Shareholder servicing costs	774,164
Administrative services fee	92,717
Independent Trustees’ compensation	15,409
Custodian fee	95,840
Shareholder communications	87,054
Audit and tax fees	30,625
Legal fees	7,412
Miscellaneous	111,278
Total expenses	$6,131,762
Fees paid indirectly	(38)
Reduction of expenses by investment adviser and distributor	(359,703)
Net expenses	$5,772,021
Net investment income	$9,338,514
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$280,953
Futures contracts	303,148
Swap agreements	24,989
Net realized gain (loss) on investments	$609,090
Change in unrealized appreciation (depreciation)
Investments	$(10,044,019)
Futures contracts	(153,062)
Swap agreements	131,594
Net unrealized gain (loss) on investments	$(10,065,487)
Net realized and unrealized gain (loss) on investments	$(9,456,397)
Change in net assets from operations	$(117,883)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/13	Year ended 4/30/13
Change in net assets	(unaudited)
From operations
Net investment income	$9,338,514	$22,760,079
Net realized gain (loss) on investments	609,090	1,538,676
Net unrealized gain (loss) on investments	(10,065,487)	3,477,842
Change in net assets from operations	$(117,883)	$27,776,597
Distributions declared to shareholders
From net investment income	$(11,527,979)	$(27,672,264)
Change in net assets from fund share transactions	$169,591,918	$103,612,059
Total change in net assets	$157,946,056	$103,716,392
Net assets
At beginning of period	1,344,754,910	1,241,038,518
At end of period (including accumulated distributions in excess of net investment income of $3,926,676 and $1,737,211, respectively)	$1,502,700,966	$1,344,754,910
See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13		Years ended 4/30
Class A			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.13		$6.13	$6.19	$6.23		$5.90	$6.28
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.12	$0.14	$0.17		$0.21	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.02	(0.02)	0.00	(w)	0.36	(0.34)
Total from investment operations	$(0.01)		$0.14	$0.12	$0.17		$0.57	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.18)	$(0.21)		$(0.24)	$(0.29)
Net asset value, end of period (x)	$6.07		$6.13	$6.13	$6.19		$6.23	$5.90
Total return (%) (r)(s)(t)(x)	(0.14	)(n)	2.33	1.96	2.72		9.87	(1.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.85	0.85		0.84	0.82
Expenses after expense reductions (f)	0.73	(a)	0.75	0.75	0.75		0.75	0.69
Net investment income	1.38	(a)	1.92	2.34	2.75		3.39	4.26
Portfolio turnover	14	(n)	34	27	26		28	27
Net assets at end of period (000 omitted)	$602,420		$583,224	$632,661	$702,266		$705,470	$531,374

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class B			2013		2012		2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.11		$6.11		$6.18		$6.21		$5.88	$6.26
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07		$0.10		$0.13		$0.17	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.03	(g)	(0.04	)(g)	0.00	(w)	0.36	(0.35)
Total from investment operations	$(0.02)		$0.10		$0.06		$0.13		$0.53	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.10)		$(0.13)		$(0.16)		$(0.20)	$(0.24)
Net asset value, end of period (x)	$6.06		$6.11		$6.11		$6.18		$6.21	$5.88
Total return (%) (r)(s)(t)(x)	(0.35	)(n)	1.57		1.02		2.12		9.06	(2.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60		1.60		1.60		1.59	1.58
Expenses after expense reductions (f)	1.49	(a)	1.50		1.51		1.51		1.51	1.44
Net investment income	0.63	(a)	1.18		1.61		2.06		2.71	3.57
Portfolio turnover	14	(n)	34		27		26		28	27
Net assets at end of period (000 omitted)	$9,084		$7,585		$10,056		$16,641		$35,642	$50,394

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class C			2013	2012		2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.12		$6.12	$6.19		$6.22		$5.89	$6.28
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07	$0.09		$0.12		$0.15	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.02	(0.03	)(g)	0.00	(w)	0.37	(0.35)
Total from investment operations	$(0.02)		$0.09	$0.06		$0.12		$0.52	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.09)	$(0.13)		$(0.15)		$(0.19)	$(0.24)
Net asset value, end of period (x)	$6.07		$6.12	$6.12		$6.19		$6.22	$5.89
Total return (%) (r)(s)(t)(x)	(0.40	)(n)	1.46	0.93		2.02		8.95	(2.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.60		1.60		1.62	1.67
Expenses after expense reductions (f)	1.59	(a)	1.60	1.60		1.60		1.60	1.54
Net investment income	0.54	(a)	1.07	1.49		1.90		2.51	3.39
Portfolio turnover	14	(n)	34	27		26		28	27
Net assets at end of period (000 omitted)	$194,379		$212,060	$224,122		$234,829		$234,584	$121,612

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class I			2013		2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.10		$6.11		$6.17	$6.21		$5.88	$6.26
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.13		$0.15	$0.18		$0.22	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.01	(g)	(0.02)	0.00	(w)	0.36	(0.35)
Total from investment operations	$0.00	(w)	$0.14		$0.13	$0.18		$0.58	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)		$(0.19)	$(0.22)		$(0.25)	$(0.30)
Net asset value, end of period (x)	$6.04		$6.10		$6.11	$6.17		$6.21	$5.88
Total return (%) (r)(s)(x)	(0.06	)(n)	2.31		2.11	2.87		10.05	(1.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60		0.60	0.60		0.62	0.68
Expenses after expense reductions (f)	0.58	(a)	0.60		0.60	0.60		0.60	0.54
Net investment income	1.49	(a)	2.14		2.48	2.88		3.52	4.50
Portfolio turnover	14	(n)	34		27	26		28	27
Net assets at end of period (000 omitted)	$244,983		$130,703		$310,572	$212,086		$147,616	$76,526

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R1			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.11		$6.11	$6.17	$6.21		$5.88	$6.26
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07	$0.09	$0.12		$0.16	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.02	(0.02)	(0.01	)(g)	0.36	(0.35)
Total from investment operations	$(0.03)		$0.09	$0.07	$0.11		$0.52	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.09)	$(0.13)	$(0.15)		$(0.19)	$(0.24)
Net asset value, end of period (x)	$6.05		$6.11	$6.11	$6.17		$6.21	$5.88
Total return (%) (r)(s)(x)	(0.56	)(n)	1.46	1.09	1.85		8.96	(2.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.60	1.60		1.62	1.67
Expenses after expense reductions (f)	1.59	(a)	1.60	1.60	1.60		1.60	1.54
Net investment income	0.54	(a)	1.08	1.51	1.93		2.57	3.45
Portfolio turnover	14	(n)	34	27	26		28	27
Net assets at end of period (000 omitted)	$594		$616	$675	$963		$1,164	$1,046

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R2			2013		2012		2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.13		$6.12		$6.19		$6.23		$5.90	$6.28
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.10		$0.13		$0.16		$0.19	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.04	(g)	(0.04	)(g)	(0.01	)(g)	0.37	(0.35)
Total from investment operations	$(0.02)		$0.14		$0.09		$0.15		$0.56	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.13)		$(0.16)		$(0.19)		$(0.23)	$(0.27)
Net asset value, end of period (x)	$6.07		$6.13		$6.12		$6.19		$6.23	$5.90
Total return (%) (r)(s)(x)	(0.26	)(n)	2.24		1.54		2.46		9.59	(1.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.10		1.10		1.10		1.12	1.17
Expenses after expense reductions (f)	0.99	(a)	1.00		1.00		1.00		1.00	0.93
Net investment income	1.13	(a)	1.67		2.10		2.51		3.16	4.05
Portfolio turnover	14	(n)	34		27		26		28	27
Net assets at end of period (000 omitted)	$4,307		$4,189		$4,869		$6,134		$5,999	$4,983

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R3			2013	2012		2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.12		$6.12	$6.19		$6.22	$5.89	$6.28
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.14		$0.16	$0.19	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.02	(0.04	)(g)	0.01	0.38	(0.36)
Total from investment operations	$0.00	(w)	$0.13	$0.10		$0.17	$0.57	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.17)		$(0.20)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$6.07		$6.12	$6.12		$6.19	$6.22	$5.89
Total return (%) (r)(s)(x)	(0.02	)(n)	2.22	1.69		2.78	9.77	(1.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.85		0.85	0.89	0.92
Expenses after expense reductions (f)	0.84	(a)	0.85	0.85		0.85	0.85	0.78
Net investment income	1.28	(a)	1.81	2.23		2.64	3.14	4.20
Portfolio turnover	14	(n)	34	27		26	28	27
Net assets at end of period (000 omitted)	$8,362		$8,014	$8,109		$6,714	$5,757	$577

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R4			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.13		$6.13	$6.19	$6.23		$5.90	$6.28
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.13	$0.15	$0.18		$0.21	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.02	(0.02)	0.00	(w)	0.37	(0.35)
Total from investment operations	$0.00	(w)	$0.15	$0.13	$0.18		$0.58	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)	$(0.19)	$(0.22)		$(0.25)	$(0.30)
Net asset value, end of period (x)	$6.07		$6.13	$6.13	$6.19		$6.23	$5.90
Total return (%) (r)(s)(x)	(0.06	)(n)	2.48	2.11	2.87		10.03	(1.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.60	0.60		0.63	0.68
Expenses after expense reductions (f)	0.59	(a)	0.60	0.60	0.60		0.60	0.54
Net investment income	1.52	(a)	2.06	2.49	2.88		3.37	4.44
Portfolio turnover	14	(n)	34	27	26		28	27
Net assets at end of period (000 omitted)	$1,041		$904	$839	$855		$691	$55

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 10/31/13		Period ended 4/30/13 (i)
	(unaudited)
Net asset value, beginning of period	$6.11		$6.12
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.00	(w)
Total from investment operations	$0.01		$0.08
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)
Net asset value, end of period (x)	$6.06		$6.11
Total return (%) (r)(s)(x)	0.14	(n)	1.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.53	(a)
Expenses after expense reductions (f)	0.51	(a)	0.53	(a)
Net investment income	1.60	(a)	1.99	(a)
Portfolio turnover	14	(n)	34
Net assets at end of period (000 omitted)	$374,989		$337,605

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class 529A			2013		2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.13		$6.13		$6.19	$6.23		$5.90	$6.28
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11		$0.14	$0.16		$0.20	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.03	(g)	(0.02)	0.00	(w)	0.37	(0.35)
Total from investment operations	$(0.01)		$0.14		$0.12	$0.16		$0.57	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)		$(0.18)	$(0.20)		$(0.24)	$(0.28)
Net asset value, end of period (x)	$6.07		$6.13		$6.13	$6.19		$6.23	$5.90
Total return (%) (r)(s)(t)(x)	(0.16	)(n)	2.27		1.90	2.62		9.76	(1.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.95		0.95	0.95		0.97	1.11
Expenses after expense reductions (f)	0.78	(a)	0.80		0.81	0.85		0.85	0.87
Net investment income	1.33	(a)	1.85		2.27	2.64		3.28	4.10
Portfolio turnover	14	(n)	34		27	26		28	27
Net assets at end of period (000 omitted)	$37,691		$35,126		$28,311	$22,743		$16,907	$8,852

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class 529B			2013	2012		2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.10		$6.10	$6.17		$6.20		$5.87	$6.25
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07	$0.09		$0.12		$0.16	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.02	(0.03	)(g)	0.00	(w)	0.36	(0.36)
Total from investment operations	$(0.02)		$0.09	$0.06		$0.12		$0.52	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.09)	$(0.13)		$(0.15)		$(0.19)	$(0.23)
Net asset value, end of period (x)	$6.05		$6.10	$6.10		$6.17		$6.20	$5.87
Total return (%) (r)(s)(t)(x)	(0.38	)(n)	1.50	0.96		2.00		8.96	(2.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70	1.70		1.70		1.69	1.68
Expenses after expense reductions (f)	1.55	(a)	1.56	1.57		1.61		1.61	1.55
Net investment income	0.57	(a)	1.12	1.53		1.93		2.56	3.46
Portfolio turnover	14	(n)	34	27		26		28	27
Net assets at end of period (000 omitted)	$1,914		$1,849	$1,915		$1,735		$2,008	$1,355

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class 529C			2013		2012		2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$6.13		$6.12		$6.19		$6.23		$5.89	$6.28
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.06		$0.09		$0.11		$0.15	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.04	(g)	(0.04	)(g)	0.00	(w)	0.38	(0.36)
Total from investment operations	$(0.04)		$0.10		$0.05		$0.11		$0.53	$(0.16)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.09)		$(0.12)		$(0.15)		$(0.19)	$(0.23)
Net asset value, end of period (x)	$6.07		$6.13		$6.12		$6.19		$6.23	$5.89
Total return (%) (r)(s)(t)(x)	(0.58	)(n)	1.58		0.87		1.75		9.02	(2.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70		1.70		1.70		1.72	1.78
Expenses after expense reductions (f)	1.63	(a)	1.65		1.66		1.70		1.70	1.64
Net investment income	0.49	(a)	1.01		1.43		1.79		2.43	3.34
Portfolio turnover	14	(n)	34		27		26		28	27
Net assets at end of period (000 omitted)	$22,939		$22,880		$18,909		$16,254		$12,364	$6,256

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, the FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company.

Notes to Financial Statements (unaudited) – continued

Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$—	$—
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	57,138,728	—	57,138,728
Non-U.S. Sovereign Debt	—	162,767,565	—	162,767,565
Municipal Bonds	—	7,038,679	—	7,038,679
U.S. Corporate Bonds	—	562,393,718	—	562,393,718
Residential Mortgage-Backed Securities	—	45,687,177	—	45,687,177
Commercial Mortgage-Backed Securities	—	16,795,341	—	16,795,341
Asset-Backed Securities (including CDOs)	—	139,073,314	—	139,073,314
Foreign Bonds	—	464,641,161	—	464,641,161
Mutual Funds	49,042,384	—	—	49,042,384
Total Investments	$49,042,384	$1,455,535,683	$—	$1,504,578,067

Other Financial Instruments
Futures Contracts	$(218,924)	$—	$—	$(218,924)
Swap Agreements	—	293,404	—	293,404

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging

Notes to Financial Statements (unaudited) – continued

can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(218,924)
Credit	Credit Default Swaps	293,404	—
Total		$293,404	$(218,924)

(a)	The value of futures contracts and cleared swap agreements outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of investments. The current day variation margin for futures contracts and cleared swaps is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$303,148	$—
Credit	—	24,989
Total	$303,148	$24,989

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(153,062)	$—
Credit	—	131,594
Total	$(153,062)	$131,594

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003

Notes to Financial Statements (unaudited) – continued

ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At October 31, 2013, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/13
Ordinary income (including any short-term capital gains) (a)	$27,672,264

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/13
Cost of investments	$1,494,145,776
Gross appreciation	19,403,236
Gross depreciation	(8,970,945)
Net unrealized appreciation (depreciation)	$10,432,291

As of 4/30/13
Undistributed ordinary income	205,785
Capital loss carryforwards	(80,193,557)
Post-October capital loss deferral	(1,026,021)
Other temporary differences	(1,942,996)
Net unrealized appreciation (depreciation)	10,378,093

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/14	$(16,764,678)
4/30/15	(11,871,035)
4/30/16	(12,189,538)
4/30/17	(11,740,197)
4/30/18	(9,393,942)
4/30/19	(9,431,348)
Total	$(71,390,738)

Post-enactment losses which are characterized as follows:
Short-Term	$ (797,748)
Long-Term	(8,005,071)
Total	$(8,802,819)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight

Notes to Financial Statements (unaudited) – continued

years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/13	Year ended 4/30/13 (i)
Class A	$5,051,959	$13,867,693
Class B	38,130	137,692
Class C	874,869	3,154,673
Class I	1,682,546	4,890,360
Class R1	2,505	9,397
Class R2	29,465	95,807
Class R3	65,202	184,247
Class R4	8,040	21,052
Class R5	3,385,845	4,315,528
Class 529A	292,117	692,401
Class 529B	8,198	28,021
Class 529C	89,103	275,393
Total	$11,527,979	$27,672,264

(i)	For Class R5, the period is from inception, September 4, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2013, this management fee reduction amounted to $6,487, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $77,827 and $3,007 for the six months ended October 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$751,523
Class B	0.75%	0.25%	1.00%	0.90%	41,166
Class C	0.75%	0.25%	1.00%	1.00%	1,038,557
Class R1	0.75%	0.25%	1.00%	1.00%	2,983
Class R2	0.25%	0.25%	0.50%	0.40%	10,271
Class R3	—	0.25%	0.25%	0.25%	10,303
Class 529A	—	0.25%	0.25%	0.15%	44,795
Class 529B	0.75%	0.25%	1.00%	0.91%	9,395
Class 529C	0.75%	0.25%	1.00%	0.99%	112,951
Total Distribution and Service Fees					$2,021,944

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2013 based on each class’ average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2013, this waiver amounted to $318,525 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2013, this waiver amounted to $4,971 for Class B and Class 529B shares, and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2013, this waiver amounted to $2,054 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2014. Effective April 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the period April 1, 2013 through October 31, 2013, this rebate amounted to $8,746, $1, $124, $894, $33, and $1,042, for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption

Notes to Financial Statements (unaudited) – continued

within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2013, were as follows:

Amount
Class A	$24,351
Class B	5,698
Class C	26,626
Class 529B	36
Class 529C	76

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2014, unless MFD elects to extend the waiver. For the six months ended October 31, 2013, this waiver amounted to $15,077 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$17,918	$8,959
Class 529B	939	470
Class 529C	11,295	5,648
Total Program Manager Fees and Waivers	$30,152	$15,077

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2013, the fee was $164,375, which equated to 0.0229% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $491,139.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting

Notes to Financial Statements (unaudited) – continued

fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2013, these costs for the fund amounted to $118,650 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.0129% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $64 and is included in independent Trustees’ compensation for the six months ended October 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,771 at October 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,232 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,749, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$62,817,992	$16,346,680
Investments (non-U.S. Government securities)	$275,186,611	$169,643,703

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/13		Year ended 4/30/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,558,924	$155,198,702	27,796,786	$170,293,730
Class B	636,905	3,851,378	492,292	3,008,299
Class C	5,345,533	32,431,509	8,657,142	52,997,594
Class I	32,501,979	196,141,087	24,488,550	149,433,735
Class R1	7,460	45,160	24,951	152,353
Class R2	156,265	948,351	357,204	2,187,124
Class R3	166,301	1,007,798	264,364	1,618,415
Class R4	58,782	356,648	18,143	111,292
Class R5	7,303,825	44,224,329	54,888,478	335,868,553
Class 529A	1,517,787	9,200,458	2,738,371	16,770,217
Class 529B	130,770	789,954	217,671	1,328,939
Class 529C	856,572	5,193,263	1,742,076	10,669,278
	74,241,103	$449,388,637	121,686,028	$744,439,529

Shares issued to shareholders in reinvestment of distributions
Class A	698,992	$4,240,347	1,853,606	$11,358,643
Class B	5,570	33,702	19,610	119,822
Class C	120,950	733,551	401,618	2,458,718
Class I	152,164	919,026	649,216	3,961,647
Class R1	414	2,505	1,538	9,395
Class R2	4,111	24,943	14,140	86,609
Class R3	10,717	64,961	30,094	184,198
Class R4	1,161	7,044	2,923	17,909
Class R5	559,214	3,385,824	705,485	4,315,528
Class 529A	47,149	285,958	112,316	688,314
Class 529B	1,340	8,102	4,522	27,592
Class 529C	14,533	88,164	44,697	273,783
	1,616,315	$9,794,127	3,839,765	$23,502,158

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/13		Year ended 4/30/13 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(22,246,645)	$(135,127,224)	(37,732,675)	$(231,160,582)
Class B	(383,898)	(2,325,039)	(916,878)	(5,598,641)
Class C	(8,070,012)	(48,942,782)	(11,034,867)	(67,562,803)
Class I	(13,547,497)	(81,812,169)	(54,561,331)	(333,648,528)
Class R1	(10,611)	(64,379)	(36,246)	(221,327)
Class R2	(134,930)	(818,755)	(482,471)	(2,953,630)
Class R3	(107,982)	(655,641)	(310,094)	(1,898,581)
Class R4	(36,023)	(218,876)	(10,469)	(63,972)
Class R5	(1,200,735)	(7,266,560)	(355,058)	(2,173,018)
Class 529A	(1,091,533)	(6,618,842)	(1,738,597)	(10,651,005)
Class 529B	(118,708)	(717,869)	(233,198)	(1,423,425)
Class 529C	(828,156)	(5,022,710)	(1,138,797)	(6,974,116)
	(47,776,730)	$(289,590,846)	(108,550,681)	$(664,329,628)

Net change
Class A	4,011,271	$24,311,825	(8,082,283)	$(49,508,209)
Class B	258,577	1,560,041	(404,976)	(2,470,520)
Class C	(2,603,529)	(15,777,722)	(1,976,107)	(12,106,491)
Class I	19,106,646	115,247,944	(29,423,565)	(180,253,146)
Class R1	(2,737)	(16,714)	(9,757)	(59,579)
Class R2	25,446	154,539	(111,127)	(679,897)
Class R3	69,036	417,118	(15,636)	(95,968)
Class R4	23,920	144,816	10,597	65,229
Class R5	6,662,304	40,343,593	55,238,905	338,011,063
Class 529A	473,403	2,867,574	1,112,090	6,807,526
Class 529B	13,402	80,187	(11,005)	(66,894)
Class 529C	42,949	258,717	647,976	3,968,945
	28,080,688	$169,591,918	16,975,112	$103,612,059

(i)	For Class R5, the period is from inception, September 4, 2012, through the stated period end.

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 17%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2013, the fund’s commitment fee and interest expense were $3,052 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,336,989	260,701,916	(252,996,521)	49,042,384

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,258	$49,042,384

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations

Board Review of Investment Advisory Agreement – continued

that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2013

MFS® MUNICIPAL LIMITED MATURITY FUND

MTL-SEM

MFS® MUNICIPAL LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again despite risks created by the U.S. government’s gridlock. The eurozone has emerged from its 18-month-long recession.

However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s economic gauges are improving and point toward expansion. And Japan’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery now appears to be related to the U.S. government’s impasse. While the tensions surrounding the 16-day government shutdown and potential U.S. debt default have dissipated, another round of potential gridlock lies ahead early in 2014, with the next U.S. budget and debt ceiling deadlines.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
General Obligations-General Purpose	14.9%
Universities-Colleges	10.7%
Healthcare Revenue-Hospitals	9.7%
Water & Sewer Utility Revenue	8.6%
State & Local Agencies	5.5%

Composition including fixed income credit quality (a)(i)
AAA	13.2%
AA	32.9%
A	30.8%
BBB	15.8%
BB	0.7%
B	0.8%
Not Rated	0.3%
Cash & Other	5.5%

Portfolio facts (i)
Average Duration (d)	3.7
Average Effective Maturity (m)	4.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2013 through October 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.69%	$1,000.00	$984.52	$3.45
	Hypothetical (h)	0.69%	$1,000.00	$1,021.73	$3.52
B	Actual	1.44%	$1,000.00	$980.82	$7.19
	Hypothetical (h)	1.44%	$1,000.00	$1,017.95	$7.32
C	Actual	1.54%	$1,000.00	$981.52	$7.69
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
I	Actual	0.54%	$1,000.00	$985.21	$2.70
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 93.4%
Issuer	Shares/Par	Value ($)
Airport Revenue - 4.6%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,315,079
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,032,260
Atlanta, GA, Airport Rev., “B”, 5%, 2018	700,000	810,278
Atlanta, GA, Airport Rev., “B”, 5%, 2020	400,000	466,644
Broward County, FL, Airport System Rev., “Q-1”, 3%, 2015	550,000	576,153
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2015	1,000,000	1,085,430
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2016	150,000	163,803
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2016	850,000	952,587
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2017	250,000	277,033
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2017	700,000	802,340
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2015	11,850,000	12,317,364
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2016	7,460,000	7,960,790
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 2017	1,000,000	1,124,690
Dallas Fort Worth, TX, International Airport Rev., “A”, AMBAC, 6%, 2013	1,000,000	1,000,000
Dallas Fort Worth, TX, International Airport Rev., “F”, 5%, 2014	600,000	627,948
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2015	300,000	319,518
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2018	5,415,000	5,891,845
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2016	1,000,000	1,111,390
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 2017	1,250,000	1,361,463
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2018	300,000	349,401
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2019	445,000	513,890
Guam International Airport Authority Rev., “C”, 4%, 2015	500,000	515,750
Guam International Airport Authority Rev., “C”, 5%, 2016	255,000	270,616
Guam International Airport Authority Rev., “C”, 5%, 2017	420,000	447,535
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,162,360
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2016	1,020,000	1,125,509
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,541,520
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,570,650
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2018	2,000,000	2,282,000
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2019	1,875,000	2,128,631
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2020	1,750,000	1,957,533
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,007,800
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,390,943
Portland, ME, General Airport Rev., 4%, 2018	440,000	463,866
Portland, ME, General Airport Rev., 4%, 2020	200,000	207,208

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Airport Revenue - continued
Portland, ME, General Airport Rev., 5%, 2022	$300,000	$323,343
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2020	500,000	574,535
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2022	1,100,000	1,264,758
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2023	1,400,000	1,600,340
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,114,090

		$62,008,893
General Obligations - General Purpose - 14.7%
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 2021	$5,000,000	$6,018,800
Austin, TX, Public Improvement Rev., 5%, 2022	5,000,000	6,041,150
Bergen County, NJ, “A”, 3.25%, 2013	2,475,000	2,475,000
California Economic Recovery, “B”, 5%, 2023 (b)	1,500,000	1,547,040
Chandler, AZ, 5%, 2022	1,000,000	1,119,940
Charleston County, SC, Transportation Sales Tax, 5%, 2022	3,095,000	3,756,092
Columbus, OH, 5%, 2022	2,350,000	2,816,781
Columbus, OH, General Obligation, 5%, 2021	5,000,000	5,989,100
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,658,025
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,061,150
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,428,650
Commonwealth of Massachusetts Consolidated Loan, “D”, 0.49%, 2018	1,500,000	1,493,370
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 2021	6,185,000	7,410,929
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,079,500
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,192,800
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,109,020
Durham County, NC, 5%, 2019	1,000,000	1,189,070
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,702,619
Henry County, GA, 5%, 2014	1,080,000	1,114,085
Lake Oswego, OR , 4%, 2019	1,195,000	1,350,709
Lake Oswego, OR , 4%, 2020	1,830,000	2,061,550
Lake Oswego, OR , 4%, 2021	2,330,000	2,605,523
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 2017	4,000,000	4,447,960
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,000,000

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - General Purpose - continued
New Orleans, LA, 5%, 2019	$4,000,000	$4,533,560
New York, NY, “C”, 5%, 2017	1,000,000	1,154,790
New York, NY, “J-4”, FRN, 0.63%, 2025	1,035,000	1,029,701
North Carolina Public Improvement, “A”, 5%, 2016	8,505,000	9,475,165
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2014	950,000	958,997
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2014	705,000	717,916
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2015	1,000,000	1,028,310
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2015	730,000	771,552
Pierce County, WA, “A”, 5%, 2022	3,290,000	3,920,858
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,081,470
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2021	1,375,000	1,631,286
Providence, RI , “A”, 5%, 2020	1,625,000	1,787,143
Providence, RI , “A”, 5%, 2021	1,000,000	1,091,300
Richmond, VA, Public Improvement Rev., “A”, 5%, 2022	5,370,000	6,430,844
Seattle, WA, 5%, 2016	3,780,000	4,183,326
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,286,054
State of California, 5%, 2017	7,000,000	7,993,370
State of Hawaii, “EE”, 5%, 2020	9,000,000	10,765,890
State of Illinois, AGM, 5%, 2015	2,000,000	2,093,080
State of Illinois, AGM, 5%, 2016	2,750,000	2,963,098
State of Illinois, 5%, 2021	1,500,000	1,628,895
State of Illinois, 5%, 2022	1,250,000	1,337,800
State of Illinois, 5%, 2023	1,300,000	1,378,598
State of Maryland, “B”, 5%, 2017	10,000,000	11,469,000
State of Maryland, “C”, 4%, 2015	1,000,000	1,072,280
State of Minnesota, “B”, 5%, 2021	5,000,000	6,030,550
State of Minnesota, “H”, 5%, 2016	3,000,000	3,397,140
State of Minnesota, “H”, 5%, 2017	2,600,000	3,028,974
State of North Carolina, “A”, 5%, 2017	3,500,000	4,010,755
State of Utah, “C”, 5%, 2015	3,000,000	3,232,680
State of Washington, “A”, AGM, 5%, 2015 (c)	9,025,000	9,720,286
Tarrant County, TX, 5%, 2018	2,770,000	3,260,124
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 2021	5,500,000	6,636,850
Will County, IL, Forest Preservation District, 5%, 2019	1,250,000	1,474,138
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,571,722

		$199,816,365

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - 5.5%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$792,210
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,846,175
Brownsville, TX, Independent School District, “A”, 5%, 2021	6,595,000	7,889,137
Clark County, NV, School District, 5%, 2017	2,845,000	3,233,485
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	3,695,000	2,237,286
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,096,400
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,652,400
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	935,763
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,176,397
Gwinnett County, GA, School District Rev., 5%, 2021	790,000	950,141
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,202,746
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, 0%, 2021	7,445,000	5,857,428
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,133,510
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,101,210
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,154,467
Ohio Higher Education, “B”, 5%, 2016	5,275,000	5,912,167
Ohio Higher Education, “C”, 5%, 2021	8,000,000	9,560,560
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,092,030
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,133,510
Reading, PA, School District, “A”, 5%, 2019	6,230,000	6,912,933
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,431,811
San Bernardino, CA, City Unified School District, “A”, 5%, 2020	750,000	869,123
San Bernardino, CA, City Unified School District, “A”, 5%, 2021	1,200,000	1,387,008
San Bernardino, CA, City Unified School District, “A”, 5%, 2022	1,500,000	1,732,785
San Bernardino, CA, City Unified School District, “A”, 5%, 2023	1,100,000	1,266,485
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,037,570
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,523,475
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	746,280
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,165,480

		$74,029,972
Healthcare Revenue - Hospitals - 9.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	$1,000,000	$1,029,600
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.897%, 2021	2,415,000	2,364,333

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.93%, 2048	$3,000,000	$2,942,490
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,085,200
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,073,840
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,331,756
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,161,804
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,582,976
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,090,660
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2016	570,000	622,280
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2017	1,100,000	1,223,398
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 2043 (b)	2,750,000	3,145,505
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 2043 (b)	2,400,000	2,740,848
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2014	1,500,000	1,529,295
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 2029 (b)	1,500,000	1,712,430
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,026,890
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2014	350,000	351,134
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2015	500,000	507,960
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,666,695
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	830,708
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	534,230
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	600,000	670,752
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,894,584
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4%, 2014	600,000	609,576

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014 (c)	$500,000	$524,575
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, ETM, 5%, 2014 (c)	500,000	524,575
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,302,489
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 2024	5,000,000	5,292,150
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,460,000	1,658,735
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 2027 (b)	1,580,000	1,607,445
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,359,580
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,140,430
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,147,580
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 2018	515,000	556,864
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 2019	525,000	533,925
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2020	1,690,000	1,886,648
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	4,841,952
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 2030 (b)	5,810,000	5,802,447
Lufkin, TX, Health Facilities Development Corp., Health Systems Rev.(Memorial Health Systems of East Texas), 5.5%, 2019	320,000	342,771
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,433,028
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,088,700
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,052,950
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	5,165,000	5,352,593
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,060,980
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2023	1,225,000	1,337,982
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,001,460

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 2015	$500,000	$521,695
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	155,000	156,118
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,059,580
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 4%, 2015	935,000	967,613
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2016	865,000	932,461
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2017	700,000	765,625
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,013,390
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,146,120
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2015	2,000,000	2,124,700
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2016	1,000,000	1,096,010
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2017	1,500,000	1,680,525
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.82%, 2033	3,000,000	2,967,150
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2015 (c)	620,000	655,024
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2015 (c)	620,000	656,499
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 2015	1,135,000	1,184,021
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 2016	1,030,000	1,090,090
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	891,446
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	320,937
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 2018	1,330,000	1,450,338
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,001,130
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 2018	500,000	578,630

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 2022	$1,160,000	$1,325,312
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	555,080
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,165,000	1,272,040
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,022,132
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 2042 (b)	1,000,000	1,135,280
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance), 5%, 2043 (b)	5,000,000	5,749,450
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,580,980
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,133,110
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,588,005
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2016	400,000	432,040
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2017	375,000	410,359
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2018	525,000	575,657

		$129,617,350
Healthcare Revenue - Long Term Care - 1.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 2%, 2013	$425,000	$425,136
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 2%, 2014	1,150,000	1,151,978
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	1,000,000	1,036,100
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 2026	1,400,000	1,265,530
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.15%, 2014	275,000	274,384
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.4%, 2015	300,000	296,625
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 2016	375,000	368,066
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 2017	940,000	919,311

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 2018	$1,405,000	$1,330,324
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 2023	1,000,000	911,420
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 2016	1,810,000	1,940,266
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	531,415
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	926,585
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 2017	1,030,000	1,038,879
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 2020	1,175,000	1,270,093
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2014	150,000	150,081
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2015	250,000	249,175
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2016	450,000	442,607

		$14,527,975
Human Services - 0.3%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,814,619
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,606,230

		$3,420,849
Industrial Revenue - Airlines - 0.1%
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	$1,320,000	$1,275,846

Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,028,410

Industrial Revenue - Environmental Services - 1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$147,861
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,335,097
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 2025 (b)	2,000,000	2,007,040

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$1,950,000	$2,160,971
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management Project), “A”, FRN, 0.85%, 2025 (b)	1,000,000	1,000,440
Lewisberg, TN, Industrial Development Board Solid Waste Disposal Rev., 0.7%, 2035 (b)	1,755,000	1,755,000
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,003,270
Mission, TX, Economic Development Corp, Solid Waste Disposal Rev., 0.7%, 2026 (b)	1,095,000	1,095,000
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,025,810
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 2033 (b)	2,000,000	2,009,340
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 2027 (b)	3,000,000	2,924,970

		$18,464,799
Industrial Revenue - Other - 0.8%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	$1,630,000	$1,579,356
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 2018	265,000	273,191
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 2019	1,325,000	1,496,389
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	3,280,000	3,267,667
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,589,240

		$11,205,843
Industrial Revenue - Paper - 0.1%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,009,380
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	750,000

		$1,759,380
Miscellaneous Revenue - Entertainment & Tourism - 0.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,130,545
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2020	335,000	382,955
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2021	420,000	478,292
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2022	250,000	283,170

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2023	$1,175,000	$1,325,494
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2024	730,000	817,126

		$4,417,582
Miscellaneous Revenue - Other - 2.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,049,970
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	4,000,000	4,561,720
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	1,435,000	1,628,811
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2016	360,000	378,691
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2017	400,000	426,060
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2018	430,000	460,212
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 2019	5,000,000	5,314,250
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2015	1,105,000	1,161,554
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2017	350,000	387,723
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2018	2,450,000	2,542,929
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2018	310,000	348,217
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2019	2,575,000	2,660,645
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2020	2,705,000	2,787,746
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,311,480
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,080,967
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 2016	2,000,000	2,207,440
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2019	700,000	792,435
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2020	1,175,000	1,322,416
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2022	1,740,000	1,949,600
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2022	3,000,000	3,102,030

		$36,474,896

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Multi-Family Housing Revenue - 1.2%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,823,115
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,926,857
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	1,490,000	1,493,204
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 2018	6,180,000	6,255,087
New York, NY, City Housing Development Corp., “B1”, 5%, 2018	3,250,000	3,740,620
New York, NY, City Housing Development Corp., “B1”, 5%, 2019	1,250,000	1,438,725

		$16,677,608
Port Revenue - 0.4%
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 2018	$1,230,000	$1,337,428
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.375%, 2037 (b)	2,115,000	2,063,796
Port of Seattle, WA, Rev., “B”, 3%, 2015	2,285,000	2,380,924

		$5,782,148
Sales & Excise Tax Revenue - 1.5%
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.49%, 2034 (b)	$2,500,000	$2,495,900
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	955,000	1,059,869
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	1,080,000	1,220,422
Illinois Sales Tax Rev., “B”, 3%, 2014	5,000,000	5,086,400
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 2018	7,090,000	6,386,247
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,696,905
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2022	2,910,000	2,879,358

		$20,825,101
Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$605,000	$606,398
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	3,100,000	3,110,788
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	600,000	600,090
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	2,475,000	2,475,000
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.15%, 2019	3,525,000	3,533,636

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - State - continued
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	$1,575,000	$1,645,796
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	130,000	136,535
New York Housing Finance Agency Rev., “E”, 1.1%, 2016	3,000,000	3,003,540
South Dakota Housing Development Authority, “B”, 2.7%, 2014	2,245,000	2,259,929
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	236,537
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	306,859
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,006,660
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,091,998
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,764,998

		$22,778,764
Solid Waste Revenue - 0.3%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	$750,000	$751,508
Tampa, FL, Solid Waste System Rev., “A”, 5%, 2020	3,000,000	3,328,200

		$4,079,708
State & Agency - Other - 0.4%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$5,879,050

State & Local Agencies - 5.4%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$2,001,419
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,114,380
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,802,001
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,140,160
Berkeley County, SC, School District Rev., 5%, 2018	630,000	731,613
Berkeley County, SC, School District Rev., 5%, 2017	500,000	573,785
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,019,280
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2015	1,000,000	1,068,150
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2016	3,840,000	4,216,550
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 2016	5,000,000	5,549,800
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 2015	1,000,000	1,068,150
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	5,932,851

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2017	$2,000,000	$2,210,460
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2018	3,200,000	3,582,752
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2019	1,500,000	1,680,420
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,020,631
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	1,935,413
Hampton, VA, Museum Rev., 5%, 2014	760,000	764,172
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 2018	500,000	575,545
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2021	1,685,000	1,936,756
New Jersey Economic Development Authority Rev., AGM, 5%, 2014 (c)	1,000,000	1,039,330
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 2016	5,500,000	6,213,955
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	7,100,000	8,272,707
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	780,000	782,753
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	696,175
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,609,125
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	592,745
Rhode Island Health & Educational Building Corp Rev., “A”, 5%, 2019	2,000,000	2,250,040
Rhode Island Health & Educational Building Corp. Rev, “A”, 5%, 2021	2,240,000	2,476,253
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,520,914
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,399,900
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,178,060
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	1,941,862

		$73,898,107

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Student Loan Revenue - 2.4%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$4,525,000	$4,673,737
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,148,488
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 2019	1,235,000	1,341,926
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,772,328
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,332,740
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,653,180
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,183,990
Rhode Island Student Loan Program Authority Rev., “A”, 3%, 2014	500,000	510,475
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 2015	500,000	525,930
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 2016	500,000	545,100
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 2018	3,200,000	3,074,720
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 2019	4,590,000	4,345,353
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 2020	2,000,000	2,160,440

		$32,268,407
Tax - Other - 2.0%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,770,285
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	827,153
New Jersey Economic Development Authority Rev., 5%, 2018	4,000,000	4,445,760
New Jersey Economic Development Authority Rev., Cigarette Tax, ETM, 5.375%, 2015 (c)	2,730,000	2,953,423
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 1.75%, 2018	10,000,000	10,307,000
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	515,000	539,463
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	485,000	507,790
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,524,400
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, 3%, 2015	1,750,000	1,800,453

		$27,675,727
Tax Assessment - 2.8%
Colorado Housing & Finance Authority Rev. (Colorado Employment Compensation), “A”, 5%, 2014	$4,000,000	$4,100,560
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2014	280,000	279,700

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2015	$530,000	$525,209
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 2016	605,000	607,922
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 2018	400,000	414,000
Irvine, CA, Improvement Bond Act 1915, 3%, 2014	500,000	507,860
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 2016	4,600,000	5,029,686
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 2022	5,000,000	5,463,400
Nevada Unemployment Compensation Rev., 5%, 2017	2,500,000	2,905,650
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,770,000	1,917,813
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,060,000	1,134,889
Pennsylvania Economic Development Financing Authority, Unemployment Compensation Rev., “B”, 5%, 2020	10,000,000	11,736,700
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 2017	1,140,000	1,185,144
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2018	1,210,000	1,304,501
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2019	1,300,000	1,381,796

		$38,494,830
Tobacco - 1.8%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 2015	$1,000,000	$1,048,930
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 2018	2,335,000	2,625,451
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,775,000	1,516,116
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	7,190,000	7,699,555
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 2023	2,160,000	2,374,618
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	8,960,000	8,356,609

		$23,621,279
Toll Roads - 0.9%
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 3%, 2014	$200,000	$200,614
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 2016	750,000	800,010

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Toll Roads - continued
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 2017	$450,000	$488,484
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2019	275,000	209,864
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2023	215,000	125,852
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2024	150,000	82,218
Illinois Toll Highway Authority Rev., “B”, 5%, 2018	6,000,000	6,980,460
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	1,000,000	1,127,260
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 2045 (b)	2,500,000	2,517,400

		$12,532,162
Transportation - Special Tax - 1.8%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,046,920
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,572,438
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,460,720
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 2018	2,525,000	2,959,982
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,210,240
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,405,370
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,906,175
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,343,840
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,582,943
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 2015	400,000	417,752

		$24,906,380
Universities - Colleges - 10.6%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$430,000	$460,491
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2016	475,000	504,213
Arizona Board of Regents (Arizona State University), “A”, 4%, 2017	300,000	332,796
Auburn University, General Fee Rev., “A”, 5%, 2021	2,170,000	2,586,640

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	$1,000,000	$1,144,140
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,425,150
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.88%, 2015	1,640,000	1,644,395
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,517,523
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	573,690
California Municipal Finance Authority Rev. (Biola University), 5%, 2018	650,000	713,850
California State University Rev., “A”, 5%, 2022	5,000,000	5,969,650
Central Michigan University Rev., 5%, 2017	1,760,000	1,973,576
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 2016	250,000	270,353
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2017	425,000	483,034
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2018	305,000	353,044
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2019	250,000	290,465
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,102,219
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	646,112
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,148,175
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2021	1,300,000	1,427,985
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2022	600,000	656,796
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2019	5,000,000	5,804,300
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,244,926
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 2030 (b)	500,000	527,005
Illinois Educational Facilities Authority Rev. (University of Chicago), “B-1”, FRN, 1.1%, 2036 (b)	2,000,000	1,973,520
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,872,168
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,027,300
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,024,740

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	$1,000,000	$1,035,560
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	613,195
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 4%, 2014	1,000,000	1,011,640
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 2015	900,000	952,191
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,140,510
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2022	1,000,000	1,112,560
Indiana University Rev., “A”, 5%, 2020	1,000,000	1,185,910
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	576,538
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	890,368
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	775,808
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,565,841
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	4,976,070
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,301,728
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,739,521
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	30,000	30,942
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,584,599
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,742,934
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,165,630
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,520,000	1,630,626
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,043,694
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,189,058
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,265,556
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,441,001

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	$1,000,000	$1,001,810
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	459,937
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	2,017,903
New York Dormitory Authority Rev. (Fordham University), 2%, 2014	1,170,000	1,183,865
New York Dormitory Authority Rev. (Fordham University), 4%, 2015	1,000,000	1,058,310
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 2018	2,000,000	2,084,260
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2019	1,500,000	1,627,845
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 2020	1,740,000	1,777,932
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,054,020
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 2036 (b)	5,000,000	5,040,150
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2017	200,000	217,164
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2018	250,000	273,600
Oregon Health & Science University Rev., “A”, 5%, 2018	785,000	903,504
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 2017	1,000,000	1,136,780
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 2017	1,000,000	1,123,980
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 2015	500,000	518,920
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2016	350,000	375,935
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2017	500,000	547,455
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2015	400,000	410,264
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2016	390,000	401,864
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2017	870,000	896,631
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 2014	1,000,000	1,002,590

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 4%, 2014	$1,000,000	$1,014,320
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2015	410,000	413,784
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2016	400,000	402,324
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2018	620,000	609,144
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2020	500,000	497,600
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,322,750
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,113,650
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	514,260
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	2,000,000	2,258,000
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,187,800
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,099,120
University of California, “AK”, 5%, 2048 (b)	5,000,000	5,882,250
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,500,000
University of Missouri Curators Facilities Rev, “A”, 5%, 2019	5,000,000	5,973,450
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,074,360
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,063,400
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,099,840
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,162,441
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,781,200
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,376,858
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,047,890

		$144,178,896
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,017,580
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	849,362

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Dormitories - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	$1,005,000	$1,028,798
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 2022	1,000,000	1,202,890

		$4,098,630
Universities - Secondary Schools - 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 2017	$175,000	$171,218
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 2022	1,460,000	1,349,712
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2018	300,000	311,163
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2020	310,000	313,388
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2022	545,000	531,457

		$2,676,938
Utilities - Investor Owned - 5.0%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,123,500
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,280,160
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 2018	3,500,000	3,514,700
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 2031 (b)	2,000,000	2,020,100
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,528,375
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 2039 (b)	2,500,000	2,507,000
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 2032 (b)	2,500,000	2,451,325
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,116,300
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,467,416
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,918,544
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 2021	3,250,000	3,135,275
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,059,550

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Investor Owned - continued
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	$1,000,000	$1,029,340
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 2035 (b)	2,000,000	2,009,360
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,046,940
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 2033	2,000,000	1,990,260
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “C”, 1.75%, 2029 (b)	5,000,000	4,921,950
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,238,231
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,026,970
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	272,096
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,159,220
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,031,870
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 2017	2,000,000	1,976,640
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 2034 (b)	1,000,000	997,380
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,027,360
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,025,072
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,531,450
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,205,111
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 2029 (b)	1,500,000	1,486,005
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,069,630
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	3,275,000	3,487,417
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,149,850

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Investor Owned - continued
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	$1,000,000	$1,016,220

		$67,820,617
Utilities - Municipal Owned - 3.5%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2017	$1,260,000	$1,415,585
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	3,510,000	4,129,866
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,407,310
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,318,729
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,765,489
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,549,743
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2020	500,000	580,485
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 2021	1,750,000	2,034,760
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,500,000	1,725,645
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,041,320
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 2022	750,000	850,598
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,200,500
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 2033 (b)	2,700,000	2,732,319
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,576,575
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	7,500,000	9,001,350
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,007,450
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 2016	2,050,000	2,159,286
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	859,598
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,093,420
Sam Rayburn, TX, Municipal Power Agency, Power Supply System Rev., 5%, 2014	1,000,000	1,035,870
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,653,320

		$47,139,218

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - 1.5%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$198,083
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,340,000	1,428,708
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,137,483
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,733,004
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	292,307
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,467,005
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	394,029
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2021	1,000,000	1,122,650
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 2020	930,000	1,021,493
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2020	1,710,000	1,871,988
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2021	2,000,000	2,170,840
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,104,710
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 2019	5,000,000	5,409,250

		$20,351,550
Water & Sewer Utility Revenue - 8.5%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,246,525
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,861,520
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 2024	6,000,000	7,129,260
Clairton, PA, Municipal Authority, “B”, 2%, 2013	425,000	425,272
Clairton, PA, Municipal Authority, “B”, 2%, 2014	435,000	436,792
Clairton, PA, Municipal Authority, “B”, 4%, 2015	375,000	389,756
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2018	1,000,000	1,143,200
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2019	920,000	1,064,532
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2021	720,000	830,758
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2022	1,680,000	1,946,162
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2017	2,000,000	1,658,440
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,084,420
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,167,370
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 2022	3,000,000	3,009,660
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, AGM, 5%, 2016	2,500,000	2,519,600
East Bay, CA, Municipal Utility District, Wastewater System Rev., “A”, 0.4%, 2038	3,890,000	3,890,078

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	$2,940,000	$3,465,437
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,524,694
Indiana Finance Authority Rev., “A”, 5%, 2017	3,700,000	4,211,155
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2021	1,295,000	937,671
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2022	1,345,000	911,883
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2023	1,060,000	673,757
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	6,009,350
Massachusetts Water Resources Authority, “A”, 4%, 2017	5,855,000	6,543,724
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,034,080
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	10,884,574
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,049,060
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,129,600
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,072,812
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,408,899
North Harris County, TX, Regional Water Authority Senior Lien Rev., 4%, 2023	1,025,000	1,100,235
North Harris County, TX, Regional Water Authority Senior Lien Rev., 4%, 2024	1,825,000	1,936,581
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2017	775,000	840,449
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2018	2,250,000	2,467,350
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2019	3,580,000	4,098,885
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,410,720
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,547,456
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	5,825,450
Seattle, WA, Water Systems Rev., 5%, 2019	5,000,000	5,962,850
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 2037 (b)	4,000,000	4,325,000
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2022	2,755,000	2,046,139
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2023	2,655,000	1,875,173

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2024	$2,460,000	$1,651,373
Virginia Resources Authority, Clean Water Rev., 5%, 2017 (c)	1,980,000	2,307,433

		$116,055,135
Total Municipal Bonds (Identified Cost, $1,248,863,195)		$1,269,788,415

Floating Rate Demand Notes - 0.6%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.06%, due 11/01/13	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.06%, due 11/01/13	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.06%, due 11/01/13	1,600,000	1,600,000
Total Floating Rate Demand Notes, at Cost and Value		$7,700,000

Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	79,326,727	$79,326,727
Total Investments (Identified Cost, $1,335,889,922)		$1,356,815,142

Other Assets, Less Liabilities - 0.2%		3,329,889
Net Assets - 100.0%		$1,360,145,031

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

32

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,256,563,195)	$1,277,488,415
Underlying affiliated funds, at cost and value	79,326,727
Total investments, at value (identified cost, $1,335,889,922)	$1,356,815,142
Receivables for
Investments sold	751,934
Fund shares sold	4,126,233
Interest and dividends	15,083,011
Total assets	$1,376,776,320
Liabilities
Payables for
Distributions	$390,129
Investments purchased	12,699,549
Fund shares reacquired	2,911,650
Payable to affiliates
Investment adviser	27,631
Shareholder servicing costs	517,334
Distribution and service fees	15,081
Payable for independent Trustees’ compensation	3,291
Accrued expenses and other liabilities	66,624
Total liabilities	$16,631,289
Net assets	$1,360,145,031
Net assets consist of
Paid-in capital	$1,346,205,152
Unrealized appreciation (depreciation) on investments	20,925,220
Accumulated net realized gain (loss) on investments	(7,310,969)
Undistributed net investment income	325,628
Net assets	$1,360,145,031
Shares of beneficial interest outstanding	168,371,903

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$698,369,587	86,425,103	$8.08
Class B	2,417,600	299,510	8.07
Class C	164,623,920	20,361,202	8.09
Class I	494,733,924	61,286,088	8.07

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.29 [100 / 97.5 x $8.08]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

33

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$16,509,023
Dividends from underlying affiliated funds	31,615
Total investment income	$16,540,638
Expenses
Management fee	$2,629,606
Distribution and service fees	1,788,079
Shareholder servicing costs	552,137
Administrative services fee	85,598
Independent Trustees’ compensation	15,183
Custodian fee	76,797
Shareholder communications	27,385
Audit and tax fees	25,713
Legal fees	6,061
Miscellaneous	128,043
Total expenses	$5,334,602
Fees paid indirectly	(5)
Reduction of expenses by investment adviser and distributor	(371,607)
Net expenses	$4,962,990
Net investment income	$11,577,648
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(9,102,802)
Change in unrealized appreciation (depreciation) on investments	$(22,033,878)
Net realized and unrealized gain (loss) on investments	$(31,136,680)
Change in net assets from operations	$(19,559,032)

See Notes to Financial Statements

34

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/13 (unaudited)	Year ended 4/30/13
From operations
Net investment income	$11,577,648	$20,833,219
Net realized gain (loss) on investments	(9,102,802)	453,859
Net unrealized gain (loss) on investments	(22,033,878)	3,522,025
Change in net assets from operations	$(19,559,032)	$24,809,103
Distributions declared to shareholders
From net investment income	$(11,066,897)	$(19,245,199)
Change in net assets from fund share transactions	$97,739,798	$367,302,685
Total change in net assets	$67,113,869	$372,866,589
Net assets
At beginning of period	1,293,031,162	920,164,573
At end of period (including undistributed net investment income of $325,628 and accumulated distributions in excess of net investment income of $185,123, respectively)	$1,360,145,031	$1,293,031,162

See Notes to Financial Statements

35

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13		Years ended 4/30
Class A			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$8.28		$8.23	$7.93	$7.93		$7.71	$7.67
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.19	$0.19		$0.22	$0.25
Net realized and unrealized gain (loss) on investments	(0.20)		0.03	0.30	(0.00	)(w)	0.22	0.05
Total from investment operations	$(0.13)		$0.20	$0.49	$0.19		$0.44	$0.30
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.19)	$(0.19)		$(0.22)	$(0.26)
Net asset value, end of period (x)	$8.08		$8.28	$8.23	$7.93		$7.93	$7.71
Total return (%) (r)(s)(t)(x)	(1.55	)(n)	2.51	6.20	2.41		5.80	3.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	0.80	0.81		0.80	0.77
Expenses after expense reductions (f)	0.69	(a)	0.70	0.70	0.70		0.70	0.63
Net investment income	1.83	(a)	2.00	2.33	2.41		2.84	3.33
Portfolio turnover	20	(n)	11	17	9		8	15
Net assets at end of period (000 omitted)	$698,370		$737,158	$563,330	$589,476		$482,962	$214,796

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class B			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$8.27		$8.22	$7.92	$7.92		$7.70	$7.66
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.13	$0.13		$0.17	$0.20
Net realized and unrealized gain (loss) on investments	(0.20)		0.03	0.30	(0.00	)(w)	0.21	0.04
Total from investment operations	$(0.16)		$0.14	$0.43	$0.13		$0.38	$0.24
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.09)	$(0.13)	$(0.13)		$(0.16)	$(0.20)
Net asset value, end of period (x)	$8.07		$8.27	$8.22	$7.92		$7.92	$7.70
Total return (%) (r)(s)(t)(x)	(1.92	)(n)	1.75	5.42	1.65		5.03	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.55	1.55		1.54	1.52
Expenses after expense reductions (f)	1.44	(a)	1.45	1.45	1.46		1.46	1.37
Net investment income	1.10	(a)	1.29	1.60	1.68		2.19	2.63
Portfolio turnover	20	(n)	11	17	9		8	15
Net assets at end of period (000 omitted)	$2,418		$1,394	$1,856	$3,312		$6,231	$10,486

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class C			2013		2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$8.28		$8.24		$7.94	$7.93		$7.71	$7.67
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10		$0.12	$0.12		$0.16	$0.19
Net realized and unrealized gain (loss) on investments	(0.19)		0.02	(g)	0.30	0.01	(g)	0.21	0.04
Total from investment operations	$(0.15)		$0.12		$0.42	$0.13		$0.37	$0.23
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)		$(0.12)	$(0.12)		$(0.15)	$(0.19)
Net asset value, end of period (x)	$8.09		$8.28		$8.24	$7.94		$7.93	$7.71
Total return (%) (r)(s)(t)(x)	(1.85	)(n)	1.52		5.29	1.67		4.90	3.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55		1.55	1.55		1.57	1.62
Expenses after expense reductions (f)	1.54	(a)	1.55		1.55	1.55		1.55	1.48
Net investment income	0.98	(a)	1.16		1.47	1.56		1.98	2.46
Portfolio turnover	20	(n)	11		17	9		8	15
Net assets at end of period (000 omitted)	$164,624		$183,295		$150,584	$121,803		$111,259	$44,185

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class I			2013	2012	2011 (i)
	(unaudited)
Net asset value, beginning of period	$8.27		$8.23	$7.93	$8.09
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.20	$0.13
Net realized and unrealized gain (loss) on investments	(0.20)		0.03	0.30	(0.16	)(g)
Total from investment operations	$(0.12)		$0.21	$0.50	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.20)	$(0.13)
Net asset value, end of period (x)	$8.07		$8.27	$8.23	$7.93
Total return (%) (r)(s)(x)	(1.48	)(n)	2.54	6.35	(0.32	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.56	0.54	0.56	(a)
Expenses after expense reductions (f)	0.54	(a)	0.55	0.54	0.53	(a)
Net investment income	1.97	(a)	2.14	2.40	2.55	(a)
Portfolio turnover	20	(n)	11	17	9
Net assets at end of period (000 omitted)	$494,734		$371,184	$204,394	$14,138

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, August 30, 2010, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

39

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the funds may be required to issue Forms 1099-DIV.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been

40

Notes to Financial Statements (unaudited) – continued

included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine

41

Notes to Financial Statements (unaudited) – continued

value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,269,788,415	$—	$1,269,788,415
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	79,326,727	—	—	79,326,727
Total Investments	$79,326,727	$1,277,488,415	$—	$1,356,815,142

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

42

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/13
Tax-exempt income	$19,245,199

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/13
Cost of investments	$1,333,532,419
Gross appreciation	31,284,888
Gross depreciation	(8,002,165)
Net unrealized appreciation (depreciation)	$23,282,723

As of 4/30/13
Undistributed tax-exempt income	1,552,390
Capital loss carryforwards	(126,716)
Other temporary differences	(1,737,513)
Net unrealized appreciation (depreciation)	44,877,647

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

43

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2013, the fund had capital loss carryforwards available to offset future realized gains Such pre-enactment losses expire as follows:

4/30/18	$(126,716)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/13	Year ended 4/30/13
Class A	$6,311,549	$11,771,758
Class B	9,915	18,870
Class C	794,022	1,730,332
Class I	3,951,411	5,724,239
Total	$11,066,897	$19,245,199

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2013, this management fee reduction amounted to $5,909, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until

44

Notes to Financial Statements (unaudited) – continued

August 31, 2014. For the six months ended October 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $72,140 for the six months ended October 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$900,177
Class B	0.75%	0.25%	1.00%	0.90%	9,744
Class C	0.75%	0.25%	1.00%	1.00%	878,158
Total Distribution and Service Fees					$1,788,079

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2013 based on each class’s average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2013, this waiver amounted to $360,068 and is reflected as a reduction to total expenses in the Statement of Operations. For one year from date of purchase of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2013, this waiver amounted to $1,013 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2014. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2013, this rebate amounted to $2,958 and $9, for Class A and Class C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

45

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2013, were as follows:

Amount
Class A	$66,975
Class B	1,645
Class C	35,201

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2013, the fee was $54,160, which equated to 0.0082% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $497,977.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.0130% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $15 and is included in independent Trustees’ compensation for the six months ended October 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,284 at October 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO,

46

Notes to Financial Statements (unaudited) – continued

respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,024 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,650, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $333,191,442 and $249,496,067, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,663,137	$159,012,462	44,098,027	$364,540,625
Class B	170,533	1,373,801	22,327	184,258
Class C	2,470,103	20,036,568	8,506,543	70,365,122
Class I	30,872,167	248,030,454	31,594,846	260,926,478
	53,175,940	$428,453,285	84,221,743	$696,016,483

Shares issued to shareholders in reinvestment of distributions
Class A	714,324	$5,767,417	1,236,717	$10,224,409
Class B	919	7,404	1,640	13,539
Class C	78,849	636,905	155,791	1,288,747
Class I	350,675	2,828,133	519,222	4,288,447
	1,144,767	$9,239,859	1,913,370	$15,815,142

47

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(22,992,491)	$(185,415,055)	(24,717,584)	$(204,256,982)
Class B	(40,474)	(325,105)	(81,123)	(669,913)
Class C	(4,315,464)	(34,852,395)	(4,814,439)	(39,812,026)
Class I	(14,814,963)	(119,360,791)	(12,084,546)	(99,790,019)
	(42,163,392)	$(339,953,346)	(41,697,692)	$(344,528,940)

Net change
Class A	(2,615,030)	$(20,635,176)	20,617,160	$170,508,052
Class B	130,978	1,056,100	(57,156)	(472,116)
Class C	(1,766,512)	(14,178,922)	3,847,895	31,841,843
Class I	16,407,879	131,497,796	20,029,522	165,424,906
	12,157,315	$97,739,798	44,437,421	$367,302,685

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2013, the fund’s commitment fee and interest expense were $3,025 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,493,574	356,611,284	(318,778,131)	79,326,727

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,615	$79,326,727

48

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

49

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that

50

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

51

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

52

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

53

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2013

MFS® RESEARCH BOND FUND

RBF-SEM

MFS® RESEARCH BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again despite risks created by the U.S. government’s gridlock. The eurozone has emerged from its 18-month-long recession.

However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s economic gauges are improving and point toward expansion. And Japan’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery now appears to be related to the U.S. government’s impasse. While the tensions surrounding the 16-day government shutdown and potential U.S. debt default have dissipated, another round of potential gridlock lies ahead early in 2014, with the next U.S. budget and debt ceiling deadlines.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	6.9 yrs.

Fixed income sectors (i)
High Grade Corporates	37.2%
Mortgage-Backed Securities	20.2%
U.S. Treasury Securities	11.5%
Commercial Mortgage-Backed Securities	8.0%
High Yield Corporates	6.4%
Emerging Markets Bonds	4.9%
Asset-Backed Securities	3.3%
U.S. Government Agencies	3.0%
Collateralized Debt Obligations	1.4%
Non-U.S. Government Bonds	0.7%
Municipal Bonds	0.3%

Composition including fixed income credit quality (a)(i)
AAA	6.1%
AA	2.3%
A	15.1%
BBB	29.6%
BB	6.5%
B	2.2%
CCC	0.1%
CC	0.2%
C	0.1%
D (o)	0.0%
U.S. Government	14.8%
Federal Agencies	23.2%
Not Rated	(3.3)%
Cash & Other	3.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2013 through October 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.81%	$1,000.00	$984.49	$4.05
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
B	Actual	1.56%	$1,000.00	$979.97	$7.79
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
C	Actual	1.66%	$1,000.00	$979.44	$8.28
	Hypothetical (h)	1.66%	$1,000.00	$1,016.84	$8.44
I	Actual	0.66%	$1,000.00	$984.34	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.88	$3.36
R1	Actual	1.66%	$1,000.00	$979.44	$8.28
	Hypothetical (h)	1.66%	$1,000.00	$1,016.84	$8.44
R2	Actual	1.16%	$1,000.00	$981.85	$5.79
	Hypothetical (h)	1.16%	$1,000.00	$1,019.36	$5.90
R3	Actual	0.91%	$1,000.00	$983.08	$4.55
	Hypothetical (h)	0.91%	$1,000.00	$1,020.62	$4.63
R4	Actual	0.66%	$1,000.00	$984.32	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.88	$3.36
R5	Actual	0.55%	$1,000.00	$984.87	$2.75
	Hypothetical (h)	0.55%	$1,000.00	$1,022.43	$2.80
529A	Actual	0.85%	$1,000.00	$984.19	$4.25
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
529B	Actual	1.71%	$1,000.00	$979.19	$8.53
	Hypothetical (h)	1.71%	$1,000.00	$1,016.59	$8.69
529C	Actual	1.71%	$1,000.00	$979.19	$8.53
	Hypothetical (h)	1.71%	$1,000.00	$1,016.59	$8.69

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.4%
Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$8,145,000	$9,285,300

Apparel Manufacturers - 0.2%
PVH Corp., 7.375%, 2020	$5,950,000	$6,515,251
PVH Corp., 4.5%, 2022	200,000	190,500

		$6,705,751
Asset-Backed & Securitized - 12.7%
Anthracite Ltd., “A”, CDO, FRN, 0.53%, 2019 (n)	$1,124,103	$1,119,291
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	5,877,211	293,861
ARI Fleet Lease Trust, “A”, FRN, 0.717%, 2020 (n)	3,534,930	3,542,304
ARI Fleet Lease Trust, “A”, FRN, 0.467%, 2021 (n)	4,895,924	4,889,750
Babson Ltd., CLO, “A1”, FRN, 0.492%, 2019 (n)	1,297,188	1,287,367
Banc of America Commercial Mortgage, Inc., 5.338%, 2043 (n)	9,482,898	10,232,881
Banc of America Commercial Mortgage, Inc., FRN, 5.617%, 2049 (n)	2,193,253	2,434,063
Banc of America Large Loan, Inc., FRN, 5.325%, 2044 (n)	4,841,721	5,220,857
Bayview Commercial Asset Trust, FRN, 0.48%, 2035 (z)	487,790	411,023
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	11,845,279	23,348
Bayview Commercial Asset Trust, FRN, 0.44%, 2036 (z)	387,170	331,074
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	11,619,140	107,408
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	19,177,009	443,114
Bayview Commercial Asset Trust, FRN, 3.711%, 2036 (i)(z)	9,494,482	262,868
Bayview Commercial Asset Trust, FRN, 3.993%, 2037 (i)(z)	22,300,865	390,370
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,320,337	1,280,983
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,290,237	1,309,555
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.771%, 2040 (z)	3,092,061	1,486,905
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,029,090	1,055,239
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	7,074,200	7,169,277
Cent CDO XI Ltd., “A1”, FRN, 0.498%, 2019 (n)	5,595,766	5,517,050
Chesapeake Funding LLC, “A”, FRN, 0.918%, 2023 (n)	6,846,278	6,863,325
Chesapeake Funding LLC, “A”, FRN, 0.618%, 2025 (n)	16,383,000	16,339,405
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	28,251,642	31,303,328
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.219%, 2044	400,000	429,812
CNH Wholesale Master Note Trust, “A”, FRN, 0.767%, 2019 (n)	14,837,000	14,837,000

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Asset Trust, FRN, 0.487%, 2032 (i)(z)	$4,017,526	$21,450
Countrywide Asset-Backed Certificates, FRN, 5.142%, 2036	734,455	635,579
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (n)	3,714,000	3,746,457
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	5,595,000	5,613,603
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.761%, 2039	18,235,102	20,265,198
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.684%, 2039	9,344,928	9,629,033
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,214,845
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,275,594	1,297,229
Credit-Based Asset Servicing & Securitization LLC, 4.502%, 2035	1,086,254	1,021,037
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.473%, 2037 (d)(q)	1,759,030	882,138
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.401%, 2037 (d)(q)	2,134,729	1,126,151
CWCapital Cobalt Ltd., “A4”, FRN, 5.773%, 2046	7,960,070	8,902,128
CWCapital LLC, 5.223%, 2048	6,335,000	6,868,407
Falcon Franchise Loan LLC, FRN, 8.291%, 2023 (i)(z)	91,063	9,562
Falcon Franchise Loan LLC, FRN, 12.468%, 2025 (i)(z)	830,242	124,536
First Union National Bank Commercial Mortgage, FRN, 1.63%, 2043 (i)(z)	1,508,708	1,240
First Union-Lehman Brothers Bank of America, FRN, 0.578%, 2035 (i)	2,493,737	50,039
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.517%, 2016	14,401,000	14,407,624
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	3,400,691	3,743,780
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 2016	1,259,000	1,258,883
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,543,053	1,508,489
Goldman Sachs Mortgage Securities Corp., FRN, 5.799%, 2045	23,875,022	26,478,426
Gramercy Real Estate Ltd., CDO, FRN, 0.558%, 2035 (z)	210,031	202,680
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	6,903,563	7,781,662
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	3,998,667	4,014,058
IMPAC CMB Trust, FRN, 0.91%, 2034	160,371	150,940
IMPAC CMB Trust, FRN, 1.09%, 2034	80,186	68,977
IMPAC Secured Assets Corp., FRN, 0.52%, 2036	589,743	579,948
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,214,431
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.813%, 2049	15,661,513	16,010,545
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.925%, 2051	21,360,633	21,899,839
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049	19,460,490	21,963,265

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.443%, 2042 (n)	$4,180,000	$851,341
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.706%, 2049	2,662,741	2,984,158
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021 (n)	5,326,315	5,270,863
KKR Financial CLO Ltd., “A1”, FRN, 0.508%, 2017 (n)	578,577	575,662
KKR Financial CLO Ltd., “C”, FRN, 1.69%, 2021 (n)	7,811,290	7,356,829
LB Commercial Conduit Mortgage Trust, FRN, 1.412%, 2035 (i)	1,397,696	63,768
Merrill Lynch Mortgage Investors, Inc., 5.396%, 2037 (d)(q)	2,380,189	565,402
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.852%, 2050	8,250,000	8,450,723
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.737%, 2050	22,016,127	24,582,635
Morgan Stanley Capital I, Inc., FRN, 1.466%, 2031 (i)(z)	235,737	2
Morgan Stanley Re-REMIC Trust, FRN, 5.799%, 2045 (n)	17,036,082	18,871,072
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 2016	6,181,000	6,181,053
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	1,018,109
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.582%, 2036 (d)(q)	1,045,003	467,519
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035 (z)	6,747,378	5,351,750
Race Point CLO Ltd., “A1A”, FRN, 0.441%, 2021 (n)	18,919,000	18,664,048
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,125,413	6,714,443
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	756,706	756,805
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	3,793,794	3,793,805
Smart Trust, “A2B”, FRN, 0.724%, 2014 (n)	1,050,730	1,050,755
Smart Trust, “A2B”, FRN, 0.504%, 2015 (n)	11,992,031	11,993,572
Smart Trust, “A2B”, FRN, 0.424%, 2015	8,070,000	8,056,350
Thornburg Mortgage Securities Trust, FRN, 0.85%, 2043	20,965	20,567
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.925%, 2051	1,674,221	1,701,999
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.925%, 2051	10,682,873	11,851,718
Wachovia Bank Commercial Mortgage Trust, FRN, 5.733%, 2049	21,096,007	23,492,999

		$479,961,584
Automotive - 1.2%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$7,204,000	$7,164,810
Delphi Corp., 5%, 2023	8,770,000	9,208,500
Ford Motor Credit Co. LLC, 3.984%, 2016	3,677,000	3,916,196
Ford Motor Credit Co. LLC, 5%, 2018	9,817,000	10,878,738
General Motors Financial Co., Inc., 3.25%, 2018 (z)	1,565,000	1,559,131
Harley-Davidson Financial Services, 3.875%, 2016 (n)	6,172,000	6,552,732
Lear Corp., 8.125%, 2020	5,144,000	5,735,560

		$45,015,667

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Biotechnology - 0.6%
Life Technologies Corp., 5%, 2021	$20,509,000	$22,322,672

Broadcasting - 0.8%
Discovery Communications, Inc., 4.95%, 2042	$5,225,000	$4,982,367
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,021,000	2,218,048
Myriad International Holdings B.V., 6%, 2020 (n)	8,020,000	8,541,300
News America, Inc., 8.5%, 2025	120,000	154,301
SES S.A., 3.6%, 2023 (n)	3,480,000	3,368,048
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	7,840,000	7,477,400
WPP Finance, 3.625%, 2022	5,113,000	4,955,167

		$31,696,631
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6%, 2017	$8,640,000	$9,158,400
Invesco Finance PLC, 3.125%, 2022	3,588,000	3,386,878
TD Ameritrade Holding Corp., 5.6%, 2019	5,512,000	6,444,994

		$18,990,272
Building - 0.6%
CEMEX Finance LLC, 9.375%, 2022	$8,022,000	$9,004,695
Mohawk Industries, Inc., 6.375%, 2016	6,391,000	7,017,695
Mohawk Industries, Inc., 3.85%, 2023	3,818,000	3,689,837
Owens Corning, Inc., 6.5%, 2016	1,822,000	2,039,849

		$21,752,076
Business Services - 0.3%
Equinix, Inc., 4.875%, 2020	$5,020,000	$5,038,825
Tencent Holdings Ltd., 3.375%, 2018	7,245,000	7,386,676

		$12,425,501
Cable TV - 0.6%
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	$2,540,000	$2,505,413
NBCUniversal Media LLC, 5.95%, 2041	7,613,000	8,765,189
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	5,603,069
Videotron Ltee, 5%, 2022	6,795,000	6,676,088

		$23,549,759
Chemicals - 1.1%
Celanese U.S. Holdings LLC, 4.625%, 2022	$9,376,000	$9,211,920
Dow Chemical Co., 8.55%, 2019	10,900,000	14,107,783
LyondellBasell Industries N.V., 6%, 2021	290,000	337,416
LyondellBasell Industries N.V., 5.75%, 2024	6,990,000	8,004,396
NOVA Chemicals Corp., 5.25%, 2023 (n)	9,224,000	9,408,480

		$41,069,995

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.0%
VeriSign, Inc., 4.625%, 2023	$585,000	$569,644

Computer Software - Systems - 0.0%
Seagate HDD Cayman, 3.75%, 2018 (z)	$962,000	$962,000

Consumer Products - 0.4%
Mattel, Inc., 5.45%, 2041	$8,402,000	$8,502,488
Newell Rubbermaid, Inc., 2.05%, 2017	3,750,000	3,729,488
Newell Rubbermaid, Inc., 4.7%, 2020	3,887,000	4,155,607

		$16,387,583
Consumer Services - 0.5%
ADT Corp., 6.25%, 2021 (n)	$4,800,000	$5,094,000
eBay, Inc., 2.6%, 2022	7,232,000	6,802,969
Experian Finance PLC, 2.375%, 2017 (n)	5,923,000	5,899,344

		$17,796,313
Containers - 0.7%
Ardagh Packaging Finance PLC, 4.875%, 2022 (n)	$4,635,000	$4,553,888
Ball Corp., 4%, 2023	8,165,000	7,522,006
Crown Americas LLC, 4.5%, 2023 (n)	9,930,000	9,309,375
Greif, Inc., 7.75%, 2019	5,615,000	6,358,988

		$27,744,257
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,171,556

Electrical Equipment - 0.2%
Ericsson, Inc., 4.125%, 2022	$6,066,000	$6,032,516

Electronics - 0.2%
NXP B.V./NXP Funding LLC, 3.75%, 2018 (z)	$2,115,000	$2,120,288
Tyco Electronics Group S.A., 6.55%, 2017	3,194,000	3,699,358
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,304,004

		$7,123,650
Emerging Market Quasi-Sovereign - 0.5%
Gaz Capital S.A., 3.85%, 2020 (n)	$4,339,000	$4,230,525
Gazprom Neft, 4.375%, 2022 (n)	1,606,000	1,511,648
KazAgro National Management Holding, 4.625%, 2023 (n)	4,278,000	4,043,780
Pertamina PT, 4.875%, 2022 (n)	8,100,000	7,796,250
Pertamina PT, 5.625%, 2043	2,971,000	2,495,640

		$20,077,843

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - 0.2%
Republic of South Africa, 5.875%, 2025	$6,031,000	$6,431,760

Energy - Independent - 1.0%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,875,119
EOG Resources, Inc., 2.625%, 2023	4,541,000	4,270,075
EQT Corp., 4.875%, 2021	5,460,000	5,666,170
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,415,995
Petrohawk Energy Corp., 7.25%, 2018	1,500,000	1,626,000
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,329,579
Southwestern Energy Co., 7.5%, 2018	6,187,000	7,384,754

		$39,567,692
Energy - Integrated - 1.2%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,242,513
Chevron Corp., 1.104%, 2017	4,990,000	4,939,227
Chevron Corp., 3.191%, 2023	5,262,000	5,209,143
LUKOIL International Finance B.V., 3.416%, 2018 (n)	4,542,000	4,576,065
LUKOIL International Finance B.V., 4.563%, 2023 (n)	6,363,000	6,084,619
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	9,177,000	8,786,978
Total Capital International S.A., 1.55%, 2017	8,593,000	8,681,224

		$45,519,769
Entertainment - 0.2%
Six Flags Entertainment Corp., 5.25%, 2021 (n)	$7,700,000	$7,565,250

Financial Institutions - 1.9%
CIT Group, Inc., 5.5%, 2019 (n)	$7,342,000	$7,947,715
General Electric Capital Corp., 2.1%, 2019	3,604,000	3,573,117
General Electric Capital Corp., 4.65%, 2021	6,757,000	7,398,456
General Electric Capital Corp., 3.15%, 2022	8,589,000	8,411,019
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	5,150,000	5,587,750
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,625,900
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,778,560
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	3,725,000	4,199,938
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2021	1,925,000	1,891,313
NYSE Euronext, 2%, 2017	4,518,000	4,541,593
SLM Corp., 6.25%, 2016	3,318,000	3,612,473
SLM Corp., 6%, 2017	2,065,000	2,245,688
SLM Corp., 4.625%, 2017	11,437,000	11,865,888

		$73,679,410
Food & Beverages - 1.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,724,000	$12,314,678
BRF S.A., 5.875%, 2022 (n)	2,208,000	2,296,320

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
BRF S.A., 3.95%, 2023 (n)	$10,511,000	$9,459,900
Embotelladora Andina S.A., 5%, 2023 (n)	3,397,000	3,492,194
Kraft Foods Group, Inc., 5%, 2042	8,461,000	8,504,007
Kraft Foods, Inc., 6.125%, 2018	2,538,000	2,946,676
Kraft Foods, Inc., 5.375%, 2020	1,104,000	1,253,116
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	3,146,000	3,487,624
Smithfield Foods, Inc., 6.625%, 2022	7,145,000	7,520,113
Tyson Foods, Inc., 6.6%, 2016	8,949,000	10,046,496
Tyson Foods, Inc., 4.5%, 2022	4,645,000	4,817,613
Wm. Wrigley Jr. Co., 3.375%, 2020 (n)	5,215,000	5,325,558

		$71,464,295
Forest & Paper Products - 0.9%
Fibria Overseas Finance Ltd., 7.5%, 2020	$4,842,000	$5,326,200
Fibria Overseas Finance Ltd., 6.75%, 2021	3,841,000	4,205,895
Georgia-Pacific LLC, 5.4%, 2020 (n)	5,083,000	5,746,642
Georgia-Pacific LLC, 3.734%, 2023 (n)	11,057,000	10,924,017
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	6,695,000	6,862,375

		$33,065,129
Gaming & Lodging - 0.5%
Carnival Corp., 3.95%, 2020	$12,226,000	$12,401,504
Wyndham Worldwide Corp., 4.25%, 2022	5,675,000	5,657,663

		$18,059,167
Insurance - 1.6%
American International Group, Inc., 4.875%, 2016	$4,739,000	$5,210,957
American International Group, Inc., 6.4%, 2020	12,214,000	14,653,111
American International Group, Inc., 4.125%, 2024	3,397,000	3,492,194
Genworth Holdings, Inc., 4.9%, 2023	4,152,000	4,324,159
ING U.S., Inc., 2.9%, 2018	3,264,000	3,331,111
ING U.S., Inc., 5.7%, 2043 (n)	2,205,000	2,330,500
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,570,000	2,642,071
Pacific Lifecorp, 5.125%, 2043 (n)	7,926,000	7,477,690
Unum Group, 7.125%, 2016	2,220,000	2,538,153
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,604,437

		$58,604,383
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$9,203,000	$11,035,060

Insurance - Property & Casualty - 2.5%
Allied World Assurance, 5.5%, 2020	$3,670,000	$4,029,458
Allstate Corp., 5.75%, 2053	3,811,000	3,896,748

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
AXIS Capital Holdings Ltd., 5.75%, 2014	$5,360,000	$5,639,867
Berkshire Hathaway, Inc., 4.5%, 2043	7,619,000	7,346,735
CNA Financial Corp., 5.875%, 2020	6,990,000	8,110,064
Liberty Mutual Group, Inc., 4.25%, 2023 (n)	13,005,000	13,011,333
Marsh & McLennan Cos., Inc., 4.8%, 2021	10,943,000	11,910,558
Marsh & McLennan Cos., Inc., 4.05%, 2023	2,935,000	2,971,784
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,426,377
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	7,530,638
QBE Insurance Group Ltd., 2.4%, 2018 (n)	3,721,000	3,652,299
Swiss Re Ltd., 4.25%, 2042 (n)	2,967,000	2,637,535
XL Group PLC, 6.5% to 2017, FRN to 2049	9,289,000	9,112,509
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,573,350
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,923,595

		$94,772,850
International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$381,000	$391,721
Electricite de France, FRN, 5.25%, 2049 (n)	7,217,000	7,094,311
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	6,765,000	7,248,698
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,028,682
Statoil A.S.A., 2.45%, 2023	3,936,000	3,653,482

		$26,416,894
Internet - 0.3%
Baidu, Inc., 3.25%, 2018	$7,945,000	$8,116,731
Baidu, Inc., 3.5%, 2022	2,898,000	2,714,360

		$10,831,091
Local Authorities - 0.8%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,847,084
State of California (Build America Bonds), 7.6%, 2040	10,440,000	14,290,272
State of Illinois (Build America Bonds), 6.63%, 2035	7,235,000	7,458,562
State of Illinois (Build America Bonds), 6.9%, 2035	5,360,000	5,545,992
State of Illinois (Build America Bonds), 6.725%, 2035	1,560,000	1,618,375

		$30,760,285
Machinery & Tools - 0.6%
Case New Holland, Inc., 7.875%, 2017	$11,150,000	$13,198,813
United Rentals North America, Inc., 7.375%, 2020	6,755,000	7,531,825

		$20,730,638
Major Banks - 7.2%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$7,822,000	$8,417,958
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	7,100,000	7,314,498

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 6.5%, 2016	$1,460,000	$1,658,667
Bank of America Corp., 5.65%, 2018	19,525,000	22,271,757
Bank of America Corp., 5.625%, 2020	2,505,000	2,870,753
Bank of America Corp., 5.875%, 2021	4,930,000	5,719,308
Bank of America Corp., 3.3%, 2023	15,044,000	14,438,584
Bank of America Corp., FRN, 5.2%, 2049	3,933,000	3,569,198
Credit Suisse Group AG, 6.5%, 2023 (n)	7,462,000	7,964,939
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	5,702,000	5,879,874
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	5,221,235
Goldman Sachs Group, Inc., 2.375%, 2018	7,171,000	7,212,205
Goldman Sachs Group, Inc., 3.625%, 2023	16,972,000	16,557,289
HSBC Holdings PLC, 4%, 2022	7,694,000	7,964,221
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,994,571
ING Bank N.V., 2%, 2015 (n)	6,554,000	6,656,963
ING Bank N.V., 3.75%, 2017 (n)	2,945,000	3,114,573
ING Bank N.V., 5.8%, 2023 (n)	11,506,000	12,067,067
JPMorgan Chase & Co., 2%, 2017	3,141,000	3,180,960
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,333,090
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,298,346
JPMorgan Chase & Co., 3.25%, 2022	4,744,000	4,582,343
JPMorgan Chase & Co., 3.2%, 2023	9,726,000	9,338,798
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,751,572
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,461,384
Morgan Stanley, 5.75%, 2016	7,752,000	8,696,170
Morgan Stanley, 5.5%, 2020	4,790,000	5,406,856
Morgan Stanley, 5.5%, 2021	20,255,000	22,796,759
Morgan Stanley, 4.875%, 2022	6,531,000	6,723,397
PNC Bank N.A., 3.8%, 2023	19,691,000	19,589,887
PNC Funding Corp., 5.625%, 2017	8,496,000	9,502,079
Regions Financial Corp., 2%, 2018	3,688,000	3,626,458
Royal Bank of Scotland PLC, 2.55%, 2015	4,259,000	4,361,983
Wachovia Corp., 6.605%, 2025	2,393,000	2,857,338
Wells Fargo & Co., 5.375%, 2043	3,919,000	3,965,044

		$274,366,124
Medical & Health Technology & Services - 0.6%
Catholic Health Initiatives, 2.95%, 2022	$9,909,000	$9,220,037
Express Scripts Holding Co., 2.65%, 2017	6,827,000	7,085,805
HCA, Inc., 7.875%, 2020	5,075,000	5,506,375

		$21,812,217
Metals & Mining - 1.5%
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	$5,766,000	$6,163,837
Barrick North America Finance LLC, 5.75%, 2043	8,843,000	7,611,542

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold Inc., 3.875%, 2023	$3,357,000	$3,177,501
Plains Exploration & Production Co., 6.875%, 2023	8,930,000	9,889,975
Rio Tinto Finance (USA) PLC, 3.5%, 2022	10,481,000	10,320,945
Rio Tinto Finance (USA) PLC, 2.875%, 2022	8,679,000	8,143,315
Southern Copper Corp., 6.75%, 2040	10,523,000	10,374,173

		$55,681,288
Mortgage-Backed - 20.1%
Fannie Mae, 3.5%, 2043	$25,565,716	$26,243,420
Fannie Mae, 4.523%, 2014	847,004	844,925
Fannie Mae, 4.62%, 2014 - 2015	4,050,824	4,153,657
Fannie Mae, 4.77%, 2014	1,642,107	1,658,152
Fannie Mae, 4.822%, 2014	3,415,646	3,449,460
Fannie Mae, 4.86%, 2014	1,499,435	1,539,666
Fannie Mae, 5.05%, 2014	1,139,796	1,166,938
Fannie Mae, 5.392%, 2014	1,992,154	2,018,005
Fannie Mae, 4.53%, 2015	1,107,184	1,158,846
Fannie Mae, 4.56%, 2015	21,420	22,358
Fannie Mae, 4.6%, 2015	1,771,680	1,855,863
Fannie Mae, 4.665%, 2015	1,119,905	1,159,498
Fannie Mae, 4.7%, 2015	26,821	28,260
Fannie Mae, 4.78%, 2015	2,437,894	2,558,705
Fannie Mae, 4.815%, 2015	1,771,616	1,848,685
Fannie Mae, 4.85%, 2015	1,352,684	1,397,819
Fannie Mae, 4.87%, 2015	1,137,988	1,187,029
Fannie Mae, 4.89%, 2015	355,534	375,669
Fannie Mae, 4.908%, 2015	2,102,868	2,187,178
Fannie Mae, 4.94%, 2015	2,641,000	2,776,342
Fannie Mae, 5.09%, 2016	2,672,155	2,883,383
Fannie Mae, 5.134%, 2016	473,970	509,631
Fannie Mae, 5.395%, 2016	2,298,422	2,509,456
Fannie Mae, 5.432%, 2016	4,347,104	4,716,829
Fannie Mae, 5.5%, 2016 - 2038	49,816,323	54,221,343
Fannie Mae, 5.725%, 2016	2,068,205	2,286,994
Fannie Mae, 5.93%, 2016	1,180,942	1,286,267
Fannie Mae, 2.71%, 2017	1,492,149	1,565,402
Fannie Mae, 4.99%, 2017	3,968,104	4,115,326
Fannie Mae, 5.28%, 2017	2,581,324	2,826,628
Fannie Mae, 5.478%, 2017	1,077,687	1,223,087
Fannie Mae, 5.54%, 2017	1,433,076	1,574,206
Fannie Mae, 2.578%, 2018	11,000,000	11,408,430
Fannie Mae, 3.84%, 2018	1,403,086	1,519,415
Fannie Mae, 3.849%, 2018	3,691,240	4,001,334

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.99%, 2018	$2,450,000	$2,665,597
Fannie Mae, 5%, 2018 - 2040	33,515,813	36,374,258
Fannie Mae, 2.43%, 2019	1,957,338	2,006,281
Fannie Mae, 5.18%, 2019	522,407	578,065
Fannie Mae, 4.88%, 2020	592,512	649,921
Fannie Mae, 5.19%, 2020	2,744,106	3,020,748
Fannie Mae, 4.5%, 2025	1,390,955	1,478,802
Fannie Mae, 3%, 2027	18,532,400	19,267,897
Fannie Mae, 6.5%, 2031 - 2033	312,576	351,353
Fannie Mae, 4.5%, 2034 - 2040	8,598,953	9,227,320
Fannie Mae, 6%, 2034 - 2038	19,119,717	21,083,580
Fannie Mae, 3.5%, 2041 - 2042	12,206,999	12,536,673
Fannie Mae, 4%, 2041	20,014,790	21,096,523
Fannie Mae, 3.5%, 2043	41,564,650	42,669,109
Fannie Mae, TBA, 4%, 2043	63,555,000	66,951,220
Fannie Mae, TBA, 4.5%, 2043	8,740,000	9,355,897
Federal Home Loan Bank, 3%, 2043	4,037,711	3,973,345
Freddie Mac, 3.5%, 2042	26,561,522	27,172,010
Freddie Mac, 1.655%, 2016	6,270,432	6,382,804
Freddie Mac, 1.426%, 2017	6,993,000	7,042,769
Freddie Mac, 3.882%, 2017	8,787,000	9,550,098
Freddie Mac, 5.5%, 2017 - 2038	10,940,967	11,857,379
Freddie Mac, 2.303%, 2018	2,159,711	2,204,655
Freddie Mac, 2.323%, 2018	5,437,000	5,548,796
Freddie Mac, 2.412%, 2018	4,630,000	4,764,386
Freddie Mac, 3.154%, 2018	3,479,000	3,687,416
Freddie Mac, 5%, 2018 - 2040	10,773,674	11,641,328
Freddie Mac, 1.869%, 2019	8,154,000	7,988,082
Freddie Mac, 2.13%, 2019	14,841,000	14,947,692
Freddie Mac, 2.313%, 2020	9,101,000	9,089,515
Freddie Mac, 3.32%, 2020 - 2023	8,228,727	8,449,344
Freddie Mac, 4.251%, 2020	4,741,000	5,194,510
Freddie Mac, 3.06%, 2023	5,785,000	5,695,385
Freddie Mac, 3.25%, 2023	8,549,000	8,615,409
Freddie Mac, 4%, 2025 - 2043	33,728,497	35,435,660
Freddie Mac, 4.5%, 2025 - 2041	2,953,605	3,137,481
Freddie Mac, 3.5%, 2026 - 2043	33,021,352	33,860,103
Freddie Mac, 6%, 2033 - 2038	4,532,103	4,981,081
Freddie Mac, 3%, 2043	5,496,241	5,406,361
Ginnie Mae, 4.5%, 2041	3,576,555	3,877,362
Ginnie Mae, 6%, 2034 - 2038	5,623,997	6,237,209
Ginnie Mae, 5.5%, 2038 - 2042	8,345,222	9,136,466
Ginnie Mae, 4.5%, 2039 - 2042	57,030,038	62,061,382

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3.5%, 2040 - 2042	$23,018,013	$23,924,869
Ginnie Mae, 4%, 2040 - 2041	17,472,073	18,665,608

		$764,119,955
Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “U-3”, 5%, 2043	$6,305,000	$7,343,938
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	2,565,000	2,557,254

		$9,901,192
Natural Gas - Distribution - 0.1%
Centrica PLC, 4%, 2023 (z)	$5,134,000	$5,157,668

Natural Gas - Pipeline - 1.6%
DCP Midstream LLC, 3.875%, 2023	$3,064,000	$2,858,016
El Paso Corp., 7.75%, 2032	8,840,000	9,175,566
Energy Transfer Partners LP, 4.65%, 2021	8,511,000	8,912,566
Energy Transfer Partners LP, 5.15%, 2043	5,108,000	4,788,311
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	3,024,366
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,289,580
MarkWest Energy Partners LP, 5.5%, 2023	3,745,000	3,876,075
ONEOK Partners LP, 6.2%, 2043	7,052,000	7,742,285
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,098,320
Williams Cos., Inc., 3.7%, 2023	2,784,000	2,559,654

		$61,324,739
Network & Telecom - 1.1%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (z)	$9,528,000	$9,529,286
Verizon Communications, Inc., 5.15%, 2023	9,431,000	10,232,522
Verizon Communications, Inc., 6.55%, 2043	18,245,000	21,168,050

		$40,929,858
Oil Services - 1.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	$9,202,000	$9,593,085
Qgog Constellation S.A., 6.25%, 2019 (n)	8,618,000	8,337,915
Rowan Cos., Inc., 5.4%, 2042	8,898,000	8,171,594
Schlumberger Norge A.S., 1.25%, 2017 (n)	11,361,000	11,238,301

		$37,340,895
Other Banks & Diversified Financials - 2.3%
Abbey National Treasury Services PLC, 3.05%, 2018	$4,205,000	$4,353,092
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 2018 (n)	9,565,000	9,743,272
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	4,540,000	4,925,900

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Bank (USA) N.A., 3.375%, 2023	$4,224,000	$4,026,148
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,503,571
Citigroup, Inc., 8.5%, 2019	7,251,000	9,381,917
Discover Bank, 7%, 2020	9,837,000	11,612,883
Fifth Third Bancorp, 3.5%, 2022	4,075,000	4,070,978
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	12,290,000	15,715,838
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,302,000	3,541,395
Rabobank Nederland N.V., 3.95%, 2022	6,203,000	6,063,358
Santander Holdings USA, Inc., 4.625%, 2016	3,739,000	4,011,551
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,930,010

		$88,879,913
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 2022	$8,758,000	$8,297,793

Pharmaceuticals - 0.7%
Celgene Corp., 2.45%, 2015	$7,103,000	$7,308,163
Celgene Corp., 1.9%, 2017	7,253,000	7,316,159
Teva Pharmaceutical Finance B.V., 2.95%, 2022	5,993,000	5,557,998
VPII Escrow Corp., 6.75%, 2018 (z)	5,225,000	5,721,375

		$25,903,695
Printing & Publishing - 0.3%
Moody’s Corp., 4.5%, 2022	$2,558,000	$2,568,209
Pearson Funding Five PLC, 3.25%, 2023 (n)	3,087,000	2,860,575
Pearson Funding Four PLC, 3.75%, 2022 (n)	4,882,000	4,745,485

		$10,174,269
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$1,366,000	$1,444,907

Real Estate - 1.9%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$4,863,000	$4,981,565
Boston Properties LP, REIT, 3.7%, 2018	5,442,000	5,779,643
Boston Properties LP, REIT, 3.8%, 2024	5,543,000	5,448,653
DDR Corp., REIT, 4.625%, 2022	4,107,000	4,252,626
DDR Corp., REIT, 3.375%, 2023	7,861,000	7,342,284
ERP Operating LP, REIT, 3%, 2023	3,441,000	3,265,402
HCP, Inc., REIT, 3.75%, 2019	4,862,000	5,073,123
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,460,375
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,464,172
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,061,804
Mid-America Apartment Communities, Inc., REIT, 4.3%, 2023	3,139,000	3,150,602

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - continued
Simon Property Group, Inc., REIT, 10.35%, 2019	$4,593,000	$6,307,989
WEA Finance LLC, 6.75%, 2019 (n)	5,009,000	6,008,451

		$70,596,689
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 2043	$3,583,000	$3,574,343

Retailers - 1.0%
Cencosud S.A., 5.5%, 2021	$4,672,000	$4,844,934
Cencosud S.A., 4.875%, 2023 (n)	2,487,000	2,388,980
Gap, Inc., 5.95%, 2021	14,755,000	16,375,881
Home Depot, Inc., 5.95%, 2041	3,217,000	3,801,600
Home Depot, Inc., 4.875%, 2044	2,686,000	2,775,669
Kohl’s Corp., 3.25%, 2023	7,173,000	6,700,723

		$36,887,787
Specialty Chemicals - 0.6%
Ecolab, Inc., 4.35%, 2021	$10,052,000	$10,668,730
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	7,152,000	7,026,840
SIBUR Securities Ltd., 3.914%, 2018 (n)	6,086,000	5,949,065

		$23,644,635
Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$4,783,000	$5,118,054
Advance Auto Parts, Inc., 4.5%, 2022	630,000	632,359

		$5,750,413
Supermarkets - 0.1%
Delhaize Group, 4.125%, 2019	$1,082,000	$1,126,522
Kroger Co., 3.85%, 2023	3,285,000	3,265,494

		$4,392,016
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT, 4.5%, 2018	$8,639,000	$9,293,776
American Tower Corp., REIT, 3.5%, 2023	2,293,000	2,114,063
American Tower Corp., REIT, 5%, 2024	2,589,000	2,659,374
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,266,098
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,743,095
MTS International Funding Ltd., 5%, 2023 (n)	9,518,000	9,137,280
Rogers Communications, Inc., 4.1%, 2023	7,700,000	7,899,692

		$43,113,378
Tobacco - 1.2%
Altria Group, Inc., 2.85%, 2022	$10,322,000	$9,586,981
Altria Group, Inc., 2.95%, 2023	2,970,000	2,749,445

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Altria Group, Inc., 5.375%, 2044	$3,081,000	$3,116,567
Lorillard Tobacco Co., 8.125%, 2019	13,312,000	16,425,850
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,634,050
Reynolds American, Inc., 4.85%, 2023	3,341,000	3,535,944

		$47,048,837
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$3,033,000	$3,649,924
Topaz Marine S.A., 8.625%, 2018 (z)	493,000	498,423

		$4,148,347
U.S. Government Agencies and Equivalents - 3.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$5,600,000	$5,832,870
Small Business Administration, 5.94%, 2016	68,678	72,325
Small Business Administration, 5.37%, 2016	134,062	139,733
Small Business Administration, 6.35%, 2021	8,122	8,963
Small Business Administration, 6.34%, 2021	12,516	13,682
Small Business Administration, 6.44%, 2021	13,364	14,804
Small Business Administration, 5.34%, 2021	81,105	88,155
Small Business Administration, 6.07%, 2022	45,183	49,653
Small Business Administration, 4.35%, 2023	554,498	592,226
Small Business Administration, 4.98%, 2023	790,963	863,611
Small Business Administration, 4.89%, 2023	774,132	844,254
Small Business Administration, 4.93%, 2024	957,092	1,034,562
Small Business Administration, 4.34%, 2024	917,084	989,680
Small Business Administration, 5.18%, 2024	942,026	1,028,953
Small Business Administration, 5.52%, 2024	1,069,346	1,175,761
Small Business Administration, 5.19%, 2024	1,183,612	1,297,272
Small Business Administration, 4.86%, 2024	704,980	761,372
Small Business Administration, 4.57%, 2025	1,445,015	1,544,743
Small Business Administration, 4.76%, 2025	4,157,083	4,460,098
Small Business Administration, 5.39%, 2025	427,538	474,750
Small Business Administration, 5.35%, 2026	2,443,264	2,663,286
Small Business Administration, 3.25%, 2030	4,106,903	4,154,110
Small Business Administration, 2.85%, 2031	6,272,336	6,185,683
Small Business Administration, 2.37%, 2032	4,994,391	4,793,596
Small Business Administration, 2.13%, 2033	6,778,296	6,395,651
Small Business Administration, 2.21%, 2033	1,712,829	1,621,654
Small Business Administration, 2.22%, 2033	6,205,742	5,876,095
Small Business Administration, 2.08%, 2033	9,691,292	9,110,439
Small Business Administration, 2.45%, 2033	12,958,000	12,396,355
Small Business Administration, 3.15%, 2033	15,877,000	15,942,188
Small Business Administration, 3.16%, 2033	15,609,000	15,665,069

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 3.62%, 2033	$8,000,000	$8,200,350

		$114,291,943
U.S. Treasury Obligations - 14.7%
U.S. Treasury Bonds, 6%, 2026	$840,000	$1,117,200
U.S. Treasury Bonds, 4.5%, 2036 (f)	1,967,000	2,295,859
U.S. Treasury Bonds, 5%, 2037	9,893,000	12,355,427
U.S. Treasury Bonds, 4.5%, 2039	73,065,100	85,280,708
U.S. Treasury Notes, 1.875%, 2014	258,504,000	260,018,575
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,105,677
U.S. Treasury Notes, 0.875%, 2016	158,131,000	159,168,656
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,320,352
U.S. Treasury Notes, TIPS, 2%, 2014	5,516,095	5,522,990
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,820,440	5,998,691
U.S. Treasury Notes, TIPS, 2%, 2016	10,310,650	11,014,671

		$559,198,806
Utilities - Electric Power - 2.4%
APT Pipelines Ltd., 3.875%, 2022 (n)	$12,507,000	$11,749,388
CenterPoint Energy, Inc., 5.95%, 2017	3,300,000	3,742,184
CMS Energy Corp., 6.25%, 2020	4,272,000	4,973,612
CMS Energy Corp., 5.05%, 2022	4,239,000	4,611,108
Constellation Energy Group, Inc., 5.15%, 2020	3,366,000	3,638,181
Duke Energy Corp., 5.05%, 2019	6,505,000	7,324,220
Enel Finance International S.A., 6.25%, 2017 (n)	5,360,000	6,023,514
Enel Finance International S.A., 6%, 2039 (n)	5,000,000	4,805,450
Exelon Corp., 4.9%, 2015	6,177,000	6,544,902
Exelon Generation Co. LLC, 4.25%, 2022	5,938,000	5,814,775
ITC Holdings Corp., 4.05%, 2023	8,197,000	8,201,008
Pacific Gas & Electric Co., 3.25%, 2023	6,368,000	6,126,188
PPL Corp., 3.5%, 2022	3,600,000	3,439,411
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,843,775
Progress Energy, Inc., 3.15%, 2022	3,682,000	3,598,419
System Energy Resources, Inc., 5.129%, 2014 (z)	147,502	148,196

		$90,584,331
Total Bonds (Identified Cost, $3,712,912,257)		$3,769,710,281

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	70,595,692	$70,595,692
Total Investments (Identified Cost, $3,783,507,949)		$3,840,305,973

Other Assets, Less Liabilities - (1.2)%		(46,848,698)
Net Assets - 100.0%		$3,793,457,275

21

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $636,587,590, representing 16.8% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-10/01/13	$5,181,247	$293,861
Bayview Commercial Asset Trust, FRN, 0.48%, 2035	6/09/05	487,790	411,023
Bayview Commercial Asset Trust, FRN, 0%, 2036	2/28/06	1,069,230	23,348
Bayview Commercial Asset Trust, FRN, 0.44%, 2036	2/23/06	387,170	331,074
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06-5/29/09	886,128	107,408
Bayview Commercial Asset Trust, FRN, 0%, 2036	9/11/06	1,757,537	443,114
Bayview Commercial Asset Trust, FRN, 3.711%, 2036	10/25/06	956,345	262,868
Bayview Commercial Asset Trust, FRN, 3.993%, 2037	1/26/07-5/29/09	321,831	390,370
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.771%, 2040	3/01/06	3,092,061	1,486,905
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	6,492,897	7,169,277
Centrica PLC, 4%, 2023	10/10/13	5,097,781	5,157,668
Commercial Mortgage Asset Trust, FRN, 0.487%, 2032	8/25/03-4/09/12	1,949	21,450
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024	10/24/13-10/28/13	9,535,447	9,529,286
Falcon Franchise Loan LLC, FRN, 8.291%, 2023	1/18/02-3/23/11	3,066	9,562
Falcon Franchise Loan LLC, FRN, 12.468%, 2025	1/29/03-3/23/11	62,516	124,536

22

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
First Union National Bank Commercial Mortgage, FRN, 1.63%, 2043	12/11/03-4/09/12	$1,981	$1,240
General Motors Financial Co., Inc., 3.25%, 2018	5/07/13	1,565,000	1,559,131
Gramercy Real Estate Ltd., CDO, FRN, 0.558%, 2035	6/21/05	210,031	202,680
Morgan Stanley Capital I, Inc., FRN, 1.466%, 2031	6/10/03	10,102	2
NXP B.V./NXP Funding LLC, 3.75%, 2018	5/06/13	2,115,000	2,120,288
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035	9/08/05-3/28/11	6,684,827	5,351,750
Seagate HDD Cayman, 3.75%, 2018	10/31/13	962,000	962,000
System Energy Resources, Inc., 5.129%, 2014	4/16/04	147,502	148,196
Topaz Marine S.A., 8.625%, 2018	10/25/13	493,000	498,423
VPII Escrow Corp., 6.75%, 2018	6/27/13	5,225,000	5,721,375
Total Restricted Securities			$42,326,835
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/13

Futures Contracts Outstanding at 10/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	200	$26,962,500	December - 2013	$781,968
U.S. Treasury Note 5 yr (Long)	USD	350	42,590,625	December - 2013	744,064

					$1,526,032

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	1,525	$(194,223,047)	December - 2013	$(4,476,534)

At October 31, 2013, the fund had liquid securities with an aggregate value of $2,071,762 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,712,912,257)	$3,769,710,281
Underlying affiliated funds, at cost and value	70,595,692
Total investments, at value (identified cost, $3,783,507,949)	$3,840,305,973
Cash	3,909,550
Receivables for
Daily variation margin on open futures contracts	209,766
Investments sold	24,116,986
Fund shares sold	6,634,268
Interest and dividends	30,949,767
Total assets	$3,906,126,310
Liabilities
Payables for
Distributions	$2,220,468
Investments purchased	14,461,978
TBA purchase commitments	90,209,276
Fund shares reacquired	4,147,725
Payable to affiliates
Investment adviser	97,757
Shareholder servicing costs	1,219,112
Distribution and service fees	21,412
Program manager fees	20
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	291,275
Total liabilities	$112,669,035
Net assets	$3,793,457,275
Net assets consist of
Paid-in capital	$3,754,857,231
Unrealized appreciation (depreciation) on investments	53,847,522
Accumulated net realized gain (loss) on investments	(8,889,660)
Accumulated distributions in excess of net investment income	(6,357,818)
Net assets	$3,793,457,275
Shares of beneficial interest outstanding	351,317,713

24

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,101,430,412	102,027,335	$10.80
Class B	36,201,039	3,349,160	10.81
Class C	126,177,695	11,673,728	10.81
Class I	983,400,211	91,050,237	10.80
Class R1	2,867,141	265,163	10.81
Class R2	40,217,134	3,727,842	10.79
Class R3	42,738,415	3,959,713	10.79
Class R4	63,914,838	5,920,951	10.79
Class R5	1,388,689,074	128,618,732	10.80
Class 529A	4,229,671	392,501	10.78
Class 529B	404,078	37,380	10.81
Class 529C	3,187,567	294,971	10.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.34 [100 / 95.25 x $10.8] and $11.32 [100 / 95.25 x $10.78], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$65,819,449
Dividends from underlying affiliated funds	46,151
Total investment income	$65,865,600
Expenses
Management fee	$9,382,606
Distribution and service fees	2,509,000
Program manager fees	4,312
Shareholder servicing costs	1,483,226
Administrative services fee	233,731
Independent Trustees’ compensation	28,013
Custodian fee	138,596
Shareholder communications	223,283
Audit and tax fees	36,851
Legal fees	20,032
Miscellaneous	167,080
Total expenses	$14,226,730
Reduction of expenses by investment adviser and distributor	(604,699)
Net expenses	$13,622,031
Net investment income	$52,243,569
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(7,508,250)
Futures contracts	6,621,950
Net realized gain (loss) on investments	$(886,300)
Change in unrealized appreciation (depreciation)
Investments	$(111,145,714)
Futures contracts	(882,459)
Net unrealized gain (loss) on investments	$(112,028,173)
Net realized and unrealized gain (loss) on investments	$(112,914,473)
Change in net assets from operations	$(60,670,904)

See Notes to Financial Statements

26

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/13 (unaudited)	Year ended 4/30/13
From operations
Net investment income	$52,243,569	$92,733,532
Net realized gain (loss) on investments	(886,300)	44,556,547
Net unrealized gain (loss) on investments	(112,028,173)	63,278,405
Change in net assets from operations	$(60,670,904)	$200,568,484
Distributions declared to shareholders
From net investment income	$(55,326,206)	$(111,315,407)
Change in net assets from fund share transactions	$125,355,194	$452,331,810
Total change in net assets	$9,358,084	$541,584,887
Net assets
At beginning of period	3,784,099,191	3,242,514,304
At end of period (including accumulated distributions in excess of net investment income of $6,357,818 and $3,275,181, respectively)	$3,793,457,275	$3,784,099,191

See Notes to Financial Statements

27

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13		Years ended 4/30
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.13		$10.84	$10.57	$10.30	$8.99	$9.78
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.35	$0.39	$0.44	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)		0.35	0.32	0.29	1.35	(0.74)
Total from investment operations	$(0.17)		$0.64	$0.67	$0.68	$1.79	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.40)	$(0.41)	$(0.48)	$(0.53)
Net asset value, end of period (x)	$10.80		$11.13	$10.84	$10.57	$10.30	$8.99
Total return (%) (r)(s)(t)(x)	(1.55)	(n)	5.97	6.42	6.73	20.30	(2.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.91	0.92	0.91	0.92	1.03
Expenses after expense reductions (f)	0.81	(a)	0.81	0.82	0.81	0.79	0.64
Net investment income	2.70	(a)	2.63	3.27	3.72	4.45	5.27
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$1,101,430		$1,133,559	$1,009,130	$900,575	$918,742	$799,077

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.15		$10.86	$10.58	$10.31	$9.00	$9.80
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.27	$0.30	$0.36	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.35	0.32	0.30	1.36	(0.75)
Total from investment operations	$(0.22)		$0.56	$0.59	$0.60	$1.72	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.31)	$(0.33)	$(0.41)	$(0.46)
Net asset value, end of period (x)	$10.81		$11.15	$10.86	$10.58	$10.31	$9.00
Total return (%) (r)(s)(t)(x)	(2.00)	(n)	5.18	5.70	5.88	19.34	(3.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.66	1.67	1.66	1.65	1.64
Expenses after expense reductions (f)	1.56	(a)	1.56	1.60	1.61	1.58	1.44
Net investment income	1.95	(a)	1.88	2.48	2.91	3.66	4.47
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$36,201		$43,999	$43,939	$41,493	$45,472	$45,473

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.15		$10.86	$10.58	$10.31	$9.00	$9.80
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.26	$0.30	$0.35	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.35	0.33	0.29	1.36	(0.75)
Total from investment operations	$(0.23)		$0.55	$0.59	$0.59	$1.71	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.26)	$(0.31)	$(0.32)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$10.81		$11.15	$10.86	$10.58	$10.31	$9.00
Total return (%) (r)(s)(t)(x)	(2.06)	(n)	5.08	5.62	5.83	19.28	(3.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.66	1.67	1.66	1.66	1.69
Expenses after expense reductions (f)	1.66	(a)	1.66	1.67	1.66	1.64	1.49
Net investment income	1.85	(a)	1.78	2.41	2.86	3.51	4.43
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$126,178		$161,290	$153,898	$135,007	$141,966	$83,990

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.14		$10.85	$10.57	$10.30	$8.99	$9.78
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.37	$0.40	$0.45	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.35	0.32	0.30	1.36	(0.75)
Total from investment operations	$(0.18)		$0.66	$0.69	$0.70	$1.81	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.37)	$(0.41)	$(0.43)	$(0.50)	$(0.54)
Net asset value, end of period (x)	$10.80		$11.14	$10.85	$10.57	$10.30	$8.99
Total return (%) (r)(s)(x)	(1.57)	(n)	6.13	6.68	6.89	20.47	(2.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.66	0.67	0.66	0.67	0.69
Expenses after expense reductions (f)	0.66	(a)	0.66	0.67	0.66	0.64	0.49
Net investment income	2.85	(a)	2.80	3.41	3.87	4.54	5.43
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$983,400		$1,028,060	$1,883,416	$1,470,218	$1,291,881	$825,529

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.15		$10.86	$10.59	$10.31	$9.00	$9.80
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.26	$0.30	$0.36	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.35	0.32	0.30	1.35	(0.76)
Total from investment operations	$(0.23)		$0.55	$0.58	$0.60	$1.71	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.26)	$(0.31)	$(0.32)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$10.81		$11.15	$10.86	$10.59	$10.31	$9.00
Total return (%) (r)(s)(x)	(2.06)	(n)	5.07	5.52	5.93	19.28	(3.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.66	1.67	1.66	1.67	1.69
Expenses after expense reductions (f)	1.66	(a)	1.66	1.67	1.66	1.64	1.49
Net investment income	1.85	(a)	1.78	2.42	2.86	3.61	4.44
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$2,867		$3,310	$3,117	$2,969	$2,985	$2,998

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.13		$10.84	$10.56	$10.29	$8.98	$9.77
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.31	$0.35	$0.40	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.35	0.33	0.30	1.36	(0.74)
Total from investment operations	$(0.20)		$0.60	$0.64	$0.65	$1.76	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.36)	$(0.38)	$(0.45)	$(0.50)
Net asset value, end of period (x)	$10.79		$11.13	$10.84	$10.56	$10.29	$8.98
Total return (%) (r)(s)(x)	(1.82)	(n)	5.60	6.15	6.36	19.90	(2.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.16	1.17	1.16	1.17	1.19
Expenses after expense reductions (f)	1.16	(a)	1.16	1.17	1.16	1.14	0.99
Net investment income	2.36	(a)	2.29	2.93	3.37	4.08	4.94
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$40,217		$43,889	$45,433	$41,076	$41,092	$33,055
See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.13		$10.84	$10.57	$10.29	$8.98	$9.77
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.34	$0.38	$0.43	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.35	0.32	0.30	1.35	(0.74)
Total from investment operations	$(0.19)		$0.63	$0.66	$0.68	$1.78	$(0.27)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.34)	$(0.39)	$(0.40)	$(0.47)	$(0.52)
Net asset value, end of period (x)	$10.79		$11.13	$10.84	$10.57	$10.29	$8.98
Total return (%) (r)(s)(x)	(1.69)	(n)	5.87	6.32	6.73	20.20	(2.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.91	0.92	0.91	0.92	0.94
Expenses after expense reductions (f)	0.91	(a)	0.91	0.92	0.91	0.89	0.74
Net investment income	2.61	(a)	2.52	3.16	3.62	4.35	5.18
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$42,738		$53,863	$41,177	$29,493	$31,165	$26,213

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.13		$10.84	$10.57	$10.30	$8.98	$9.78
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.36	$0.40	$0.45	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.36	0.32	0.30	1.37	(0.76)
Total from investment operations	$(0.18)		$0.66	$0.68	$0.70	$1.82	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.37)	$(0.41)	$(0.43)	$(0.50)	$(0.54)
Net asset value, end of period (x)	$10.79		$11.13	$10.84	$10.57	$10.30	$8.98
Total return (%) (r)(s)(x)	(1.57)	(n)	6.13	6.58	6.89	20.61	(2.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67	0.67	0.66	0.67	0.69
Expenses after expense reductions (f)	0.66	(a)	0.67	0.67	0.66	0.64	0.49
Net investment income	2.85	(a)	2.75	3.40	3.87	4.53	5.44
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$63,915		$84,048	$46,209	$32,336	$26,315	$17,583

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class R5 (y)			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.14		$10.85	$10.57	$10.30	$8.99	$9.78
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.31	$0.35	$0.40	$0.45	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.32	0.33	0.29	1.35	(0.74)
Total from investment operations	$(0.17)		$0.63	$0.68	$0.69	$1.80	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.40)	$(0.42)	$(0.49)	$(0.54)
Net asset value, end of period (x)	$10.80		$11.14	$10.85	$10.57	$10.30	$8.99
Total return (%) (r)(s)(x)	(1.51)	(n)	6.21	6.57	6.78	20.36	(2.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.57	0.77	0.76	0.77	0.79
Expenses after expense reductions (f)	0.55	(a)	0.57	0.77	0.76	0.73	0.59
Net investment income	2.96	(a)	2.82	3.30	3.78	4.56	5.34
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$1,388,689		$1,222,616	$8,217	$5,643	$9,582	$16,151

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class 529A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.11		$10.82	$10.55	$10.27	$8.96	$9.75
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.34	$0.38	$0.43	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)		0.34	0.32	0.30	1.35	(0.75)
Total from investment operations	$(0.18)		$0.63	$0.66	$0.68	$1.78	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.34)	$(0.39)	$(0.40)	$(0.47)	$(0.51)
Net asset value, end of period (x)	$10.78		$11.11	$10.82	$10.55	$10.27	$8.96
Total return (%) (r)(s)(t)(x)	(1.58)	(n)	5.92	6.37	6.73	20.23	(2.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02	1.02	1.02	1.02	1.13
Expenses after expense reductions (f)	0.85	(a)	0.87	0.88	0.92	0.89	0.83
Net investment income	2.67	(a)	2.59	3.21	3.63	4.31	5.14
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$4,230		$4,909	$3,934	$2,593	$2,066	$1,289

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class 529B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.15		$10.86	$10.59	$10.31	$9.00	$9.80
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.19	$0.26	$0.29	$0.34	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.35	0.31	0.30	1.36	(0.76)
Total from investment operations	$(0.23)		$0.54	$0.57	$0.59	$1.70	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.30)	$(0.31)	$(0.39)	$(0.44)
Net asset value, end of period (x)	$10.81		$11.15	$10.86	$10.59	$10.31	$9.00
Total return (%) (r)(s)(t)(x)	(2.08)	(n)	5.02	5.46	5.82	19.17	(3.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.76	1.77	1.76	1.77	1.79
Expenses after expense reductions (f)	1.71	(a)	1.71	1.73	1.76	1.74	1.59
Net investment income	1.80	(a)	1.73	2.39	2.76	3.47	4.34
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$404		$458	$428	$590	$700	$478

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 10/31/13		Years ended 4/30
Class 529C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.15		$10.85	$10.58	$10.31	$8.99	$9.79
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.19	$0.25	$0.29	$0.34	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		0.36	0.32	0.29	1.37	(0.76)
Total from investment operations	$(0.23)		$0.55	$0.57	$0.58	$1.71	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.30)	$(0.31)	$(0.39)	$(0.44)
Net asset value, end of period (x)	$10.81		$11.15	$10.85	$10.58	$10.31	$8.99
Total return (%) (r)(s)(t)(x)	(2.08)	(n)	5.12	5.47	5.72	19.30	(3.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.76	1.77	1.76	1.77	1.79
Expenses after expense reductions (f)	1.71	(a)	1.71	1.73	1.76	1.74	1.59
Net investment income	1.79	(a)	1.73	2.34	2.77	3.46	4.34
Portfolio turnover	25	(n)	95	59	67	90	75
Net assets at end of period (000 omitted)	$3,188		$4,097	$3,617	$2,284	$1,550	$1,215

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements

See Notes to Financial Statements

39

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

40

Notes to Financial Statements (unaudited) – continued

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

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Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$673,490,749	$—	$673,490,749
Non-U.S. Sovereign Debt	—	52,926,495	—	52,926,495
Municipal Bonds	—	9,901,192	—	9,901,192
U.S. Corporate Bonds	—	1,329,035,364	—	1,329,035,364
Residential Mortgage-Backed Securities	—	780,889,850	—	780,889,850
Commercial Mortgage-Backed Securities	—	300,496,124	—	300,496,124
Asset-Backed Securities (including CDOs)	—	162,695,573	—	162,695,573
Foreign Bonds	—	460,274,934	—	460,274,934
Mutual Funds	70,595,692	—	—	70,595,692
Total Investments	$70,595,692	$3,769,710,281	$—	$3,840,305,973

Other Financial Instruments
Futures Contracts	$(2,950,502)	$—	$—	$(2,950,502)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the

42

Notes to Financial Statements (unaudited) – continued

inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,526,032	$(4,476,534)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$6,621,950

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(882,459)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

43

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

44

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2013, custody fees were not reduced.

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Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/13
Ordinary income (including any short-term capital gains)	$111,315,407

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/13
Cost of investments	$3,799,463,171
Gross appreciation	110,647,031
Gross depreciation	(69,804,229)
Net unrealized appreciation (depreciation)	$40,842,802

As of 4/30/13
Undistributed ordinary income	6,196,456
Undistributed long-term capital gain	1,644,805
Other temporary differences	(10,111,351)
Net unrealized appreciation (depreciation)	156,867,244

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/13	Year ended 4/30/13
Class A	$15,964,939	$33,638,535
Class B	420,865	1,109,125
Class C	1,437,546	3,742,474
Class I	14,950,640	37,063,289
Class R1	31,372	73,629
Class R2	520,506	1,314,556
Class R3	655,888	1,437,104
Class R4	1,057,018	2,154,733
Class R5	20,183,448	30,549,704
Class 529A	64,221	133,993
Class 529B	4,246	9,736
Class 529C	35,517	88,529
Total	$55,326,206	$111,315,407

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2013, this management fee reduction amounted to $16,680, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $625,997 and $979 for the six months ended October 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

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Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,394,136
Class B	0.75%	0.25%	1.00%	0.90%	198,061
Class C	0.75%	0.25%	1.00%	1.00%	712,448
Class R1	0.75%	0.25%	1.00%	1.00%	15,548
Class R2	0.25%	0.25%	0.50%	0.50%	103,440
Class R3	—	0.25%	0.25%	0.25%	59,381
Class 529A	—	0.25%	0.25%	0.14%	5,711
Class 529B	0.75%	0.25%	1.00%	1.00%	2,158
Class 529C	0.75%	0.25%	1.00%	1.00%	18,117
Total Distribution and Service Fees					$2,509,000

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2013 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2013, this waiver amounted to $559,934 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares purchased prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. For the six months ended October 31, 2013, this waiver amounted to $19,804 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2014. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2013, this rebate amounted to $8, $94, $949, $282, $1, and $15 for Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the

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Notes to Financial Statements (unaudited) – continued

event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2013, were as follows:

Amount
Class A	$27,955
Class B	56,353
Class C	18,662
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2014, unless MFD elects to extend the waiver. For the six months ended October 31, 2013, this waiver amounted to $2,156 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$2,284	$1,142
Class 529B	216	108
Class 529C	1,812	906
Total Program Manager Fees and Waivers	$4,312	$2,156

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2013, the fee was $124,750, which equated to 0.0066% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,358,476.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative

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Notes to Financial Statements (unaudited) – continued

services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.0125% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,740 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,776, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 9, 2012, MFS purchased 9,200 shares of Class W for an aggregate amount of $100,000. On May 31, 2012, MFS purchased 9,191 shares of Class R5 for an aggregate amount of $100,000. On September 11, 2013, MFS redeemed 9,501 shares of Class R5 for an aggregate amount of $100,331.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$549,033,271	$622,701,107
Investments (non-U.S. Government securities)	$597,260,494	$255,238,114

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Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,745,231	$191,678,351	33,996,548	$375,285,386
Class B	122,589	1,321,492	815,882	8,976,439
Class C	730,561	7,891,960	3,398,006	37,538,702
Class I	13,468,664	145,091,808	30,649,064	338,112,058
Class R1	28,794	309,706	72,520	801,721
Class R2	446,769	4,812,898	825,782	9,081,039
Class R3	482,796	5,192,940	2,248,371	24,779,076
Class R4	694,214	7,444,296	4,382,056	48,416,509
Class R5 (formerly Class W)	17,633,898	189,770,971	111,147,287	1,211,816,308
Class 529A	30,710	331,906	137,962	1,520,802
Class 529B	1,924	20,673	11,722	129,212
Class 529C	13,373	144,731	87,786	968,955
	51,399,523	$554,011,732	187,772,986	$2,057,426,207

Shares issued to shareholders in reinvestment of distributions
Class A	1,234,117	$13,253,345	2,508,323	$27,710,545
Class B	32,071	345,009	81,094	897,321
Class C	85,534	920,158	199,672	2,208,649
Class I	476,792	5,123,569	1,150,198	12,688,551
Class R1	2,914	31,345	6,647	73,551
Class R2	47,009	504,639	114,563	1,264,447
Class R3	60,403	648,763	130,069	1,437,104
Class R4	97,941	1,052,195	194,297	2,148,293
Class R5 (formerly Class W)	1,878,900	20,183,448	2,758,225	30,542,174
Class 529A	5,899	63,251	12,084	133,279
Class 529B	390	4,193	873	9,665
Class 529C	3,236	34,802	7,987	88,329
	3,925,206	$42,164,717	7,164,032	$79,201,908

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Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(18,757,298)	$(201,715,458)	(27,759,003)	$(306,104,540)
Class B	(751,956)	(8,085,923)	(997,231)	(11,020,215)
Class C	(3,609,806)	(38,822,280)	(3,304,063)	(36,512,269)
Class I	(15,180,204)	(163,370,747)	(113,144,334)	(1,232,817,775)
Class R1	(63,355)	(684,082)	(69,358)	(767,258)
Class R2	(710,312)	(7,630,178)	(1,188,714)	(13,128,477)
Class R3	(1,422,226)	(15,301,334)	(1,338,048)	(14,791,925)
Class R4	(2,420,089)	(25,946,023)	(1,288,951)	(14,222,670)
Class R5 (formerly Class W)	(683,039)	(7,328,497)	(4,873,927)	(53,341,034)
Class 529A	(85,844)	(914,867)	(71,809)	(790,430)
Class 529B	(6,044)	(64,841)	(10,929)	(120,127)
Class 529C	(89,191)	(957,025)	(61,443)	(679,585)
	(43,779,364)	$(470,821,255)	(154,107,810)	$(1,684,296,305)

Net change
Class A	222,050	$3,216,238	8,745,868	$96,891,391
Class B	(597,296)	(6,419,422)	(100,255)	(1,146,455)
Class C	(2,793,711)	(30,010,162)	293,615	3,235,082
Class I	(1,234,748)	(13,155,370)	(81,345,072)	(882,017,166)
Class R1	(31,647)	(343,031)	9,809	108,014
Class R2	(216,534)	(2,312,641)	(248,369)	(2,782,991)
Class R3	(879,027)	(9,459,631)	1,040,392	11,424,255
Class R4	(1,627,934)	(17,449,532)	3,287,402	36,342,132
Class R5 (formerly Class W)	18,829,759	202,625,922	109,031,585	1,189,017,448
Class 529A	(49,235)	(519,710)	78,237	863,651
Class 529B	(3,730)	(39,975)	1,666	18,750
Class 529C	(72,582)	(777,492)	34,330	377,699
	11,545,365	$125,355,194	40,829,208	$452,331,810

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2010 Fund were the owners of record of approximately 17%, 12%, 3%, 2%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were

52

Notes to Financial Statements (unaudited) – continued

automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2013, the fund’s commitment fee and interest expense were $8,648 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,008,266	437,416,431	(573,829,005)	70,595,692

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46,151	$70,595,692

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

54

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee

55

Board Review of Investment Advisory Agreement – continued

rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s total expense ratio was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

56

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

57

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

58

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 19, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 19, 2013

*	Print name and title of each signing officer under his or her signature.